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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06463

AIM International Mutual Funds

(Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 04/30/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2017

Invesco Asia Pacific Growth Fund
Nasdaq:
A: ASIAX ∎ B: ASIBX ∎ C: ASICX ∎ Y: ASIYX ∎ R6: ASISX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.14%
Class B Shares	6.79
Class C Shares	6.76
Class Y Shares	7.30
Class R6 Shares*	7.14
MSCI All Country Asia Pacific ex-Japan Index▼ (Broad Market/Style-Specific Index)	10.79
Lipper Pacific Region ex-Japan Funds Index∎ (Peer Group Index)	8.71
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc. *Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The MSCI All Country Asia Pacific ex-Japan Index is an unmanaged index considered representative of Pacific region stock markets, excluding Japan. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Pacific Region ex-Japan Funds Index is an unmanaged index considered representative of Asia Pacific region ex-Japan funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Asia Pacific Growth Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	8.82%
10 Years	6.11
5 Years	5.03
1 Year	9.39

Class B Shares
Inception (11/3/97)	8.83%
10 Years	6.07
5 Years	5.11
1 Year	9.89

Class C Shares
Inception (11/3/97)	8.33%
10 Years	5.91
5 Years	5.43
1 Year	13.87

Class Y Shares
10 Years	6.93%
5 Years	6.49
1 Year	16.01

Class R6 Shares
10 Years	6.71%
5 Years	6.23
1 Year	15.75

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (11/3/97)	8.78%
10 Years	6.47
5 Years	5.31
1 Year	8.47

Class B Shares
Inception (11/3/97)	8.79%
10 Years	6.43
5 Years	5.39
1 Year	8.95

Class C Shares
Inception (11/3/97)	8.29%
10 Years	6.27
5 Years	5.72
1 Year	12.93

Class Y Shares
10 Years	7.30%
5 Years	6.77
1 Year	15.07

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R6 shares was 1.47%, 2.22%, 2.22%, 1.22% and 1.07%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R6 shares was 1.49%, 2.24%, 2.24%, 1.24 and 1.09%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Asia Pacific Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Asia Pacific Growth Fund

Schedule of Investments

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–85.84%
Australia–10.57%
Amcor Ltd.	2,086,269	$24,543,773
Brambles Ltd.	1,252,882	9,701,202
Coca-Cola Amatil Ltd.	587,437	4,121,883
Computershare Ltd.	1,090,095	12,032,522
CSL Ltd.	255,957	25,406,309
Tassal Group Ltd.	4,504,126	15,043,200
		90,848,889

China–16.36%
Baidu, Inc.–ADR(a)	37,110	6,688,335
China Mobile Ltd.	2,379,000	25,370,005
Industrial & Commercial Bank of China Ltd.–Class H	22,205,000	14,476,107
Kweichow Moutai Co., Ltd.–Class A	370,030	22,194,822
Lee & Man Paper Manufacturing Ltd.	16,726,000	13,095,323
Minth Group Ltd.	3,134,000	11,644,117
NetEase, Inc.–ADR	82,942	22,011,977
Stella International Holdings Ltd.	9,850,000	17,120,745
Want Want China Holdings Ltd.	11,083,000	7,979,122
		140,580,553

Hong Kong–18.96%
Cheung Kong Property Holdings Ltd.	4,200,160	30,130,737
CK Hutchison Holdings Ltd.	3,318,660	41,449,118
Galaxy Entertainment Group Ltd.	2,525,000	14,035,362
Hongkong Land Holdings Ltd.	3,607,400	27,868,179
Swire Properties Ltd.	3,808,400	12,778,880
WH Group Ltd.–REGS(b)	41,062,000	36,688,895
		162,951,171

Indonesia–9.11%
PT Bank Central Asia Tbk	19,565,200	25,936,873
PT Bank Mandiri Persero Tbk	15,293,800	13,424,673
PT Pakuwon Jati Tbk	196,485,200	9,213,238
PT Perusahaan Gas Negara Persero Tbk(a)	35,681,600	6,498,021
PT Telekomunikasi Indonesia Persero Tbk	70,809,200	23,215,260
		78,288,065

Malaysia–4.13%
Bursa Malaysia Bhd.	4,563,300	10,799,645
Public Bank Bhd.	5,388,600	24,738,629
		35,538,274

	Shares	Value
Philippines–6.47%
Energy Development Corp.	127,116,950	$15,297,873
First Gen Corp.	11,399,389	4,891,368
Metro Pacific Investments Corp.	110,004,300	14,445,940
SM Investments Corp.	785,426	11,411,610
SM Prime Holdings Inc.	16,123,100	9,589,039
		55,635,830

Singapore–5.07%
Keppel REIT	34,111,400	25,878,035
United Overseas Bank Ltd.	1,130,900	17,682,693
		43,560,728

South Korea–3.71%
NAVER Corp.	28,051	19,725,575
Samsung Electronics Co., Ltd.	6,240	12,200,708
		31,926,283

Taiwan–3.00%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,026,464	25,814,695

Thailand–4.93%
Kasikornbank PCL	5,019,000	26,843,452
Major Cineplex Group PCL	10,005,600	10,124,198
Thai Stanley Electric PCL(a)	911,800	5,403,845
		42,371,495

United States–3.53%
Broadcom Ltd.	137,353	30,328,916
Total Common Stocks & Other Equity Interests (Cost $529,979,254)		737,844,899

Money Market Funds–14.47%
Government & Agency Portfolio–Institutional Class, 0.67%(c)	74,606,045	74,606,045
Treasury Portfolio–Institutional Class, 0.63%(c)	49,737,364	49,737,364
Total Money Market Funds (Cost $124,343,409)		124,343,409
TOTAL INVESTMENTS–100.31% (Cost $654,322,663)		862,188,308
OTHER ASSETS LESS LIABILITIES–(0.31)%		(2,669,043)
NET ASSETS–100.00%		$859,519,265

Investment Abbreviations:

ADR	– American Depositary Receipt
REGS	– Regulation S
REIT	– Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Asia Pacific Growth Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2017 represented 4.27% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2017

Financials	17.3%
Information Technology	15.0
Real Estate	13.4
Consumer Staples	10.0
Industrials	7.3
Consumer Discretionary	6.8
Telecommunication Services	5.6
Materials	4.4
Utilities	3.1
Health Care	2.9
Money Market Funds Plus Other Assets Less Liabilities	14.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Asia Pacific Growth Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $529,979,254)	$737,844,899
Investments in affiliated money market funds, at value and cost	124,343,409
Total investments, at value (Cost $654,322,663)	862,188,308
Foreign currencies, at value (Cost $1,259,829)	1,246,467
Receivable for:
Investments sold	3,439,454
Fund shares sold	1,566,352
Dividends	1,670,803
Investment for trustee deferred compensation and retirement plans	130,767
Other assets	43,351
Total assets	870,285,502

Liabilities:
Payable for:
Investments purchased	6,094,134
Fund shares reacquired	647,551
Accrued foreign taxes	3,095,569
Accrued fees to affiliates	473,319
Accrued trustees’ and officers’ fees and benefits	2,686
Accrued other operating expenses	307,054
Trustee deferred compensation and retirement plans	145,924
Total liabilities	10,766,237
Net assets applicable to shares outstanding	$859,519,265

Net assets consist of:
Shares of beneficial interest	$623,069,993
Undistributed net investment income (loss)	(298,918)
Undistributed net realized gain	28,872,324
Net unrealized appreciation	207,875,866
$859,519,265

Net Assets:
Class A	$448,709,486
Class B	$2,847,162
Class C	$70,178,951
Class Y	$337,773,529
Class R6	$10,137

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	13,525,591
Class B	92,109
Class C	2,285,047
Class Y	10,162,844
Class R6	305
Class A:
Net asset value per share	$33.17
Maximum offering price per share
(Net asset value of $33.17 ÷ 94.50%)	$35.10
Class B:
Net asset value and offering price per share	$30.91
Class C:
Net asset value and offering price per share	$30.71
Class Y:
Net asset value and offering price per share	$33.24
Class R6:
Net asset value and offering price per share	$33.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Asia Pacific Growth Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $413,844)	$5,740,043
Dividends from affiliated money market funds	238,997
Total investment income	5,979,040

Expenses:
Advisory fees	3,758,515
Administrative services fees	102,701
Custodian fees	248,429
Distribution fees:
Class A	550,978
Class B	16,559
Class C	344,528
Transfer agent fees — A, B, C and Y	801,854
Trustees’ and officers’ fees and benefits	13,807
Registration and filing fees	36,973
Reports to shareholders	174,240
Professional services fees	34,097
Other	16,046
Total expenses	6,098,727
Less: Fees waived and expense offset arrangement(s)	(70,727)
Net expenses	6,028,000
Net investment income (loss)	(48,960)

Realized and unrealized gain from:
Net realized gain from:
Investment securities	29,645,125
Foreign currencies	49,940
29,695,065
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes of $654,697)	27,014,696
Foreign currencies	7,983
27,022,679
Net realized and unrealized gain	56,717,744
Net increase in net assets resulting from operations	$56,668,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Asia Pacific Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income (loss)	$(48,960)	$8,989,314
Net realized gain	29,695,065	22,485,339
Change in net unrealized appreciation	27,022,679	60,704,543
Net increase in net assets resulting from operations	56,668,784	92,179,196

Distributions to shareholders from net investment income:
Class A	(4,223,245)	(13,895,726)
Class B	(7,954)	(150,826)
Class C	(154,958)	(1,839,511)
Class Y	(3,847,241)	(8,971,069)
Total distributions from net investment income	(8,233,398)	(24,857,132)

Distributions to shareholders from net realized gains:
Class A	(4,650,184)	—
Class B	(40,447)	—
Class C	(787,988)	—
Class Y	(3,346,872)	—
Total distributions from net realized gains	(8,825,491)	—

Share transactions–net:
Class A	(39,744,529)	(33,771,006)
Class B	(1,247,280)	(3,083,170)
Class C	(6,198,906)	(12,120,880)
Class Y	(6,677,184)	31,472,093
Class R6	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(53,857,899)	(17,502,963)
Net increase (decrease) in net assets	(14,248,004)	49,819,101

Net assets:
Beginning of period	873,767,269	823,948,168
End of period (includes undistributed net investment income (loss) of $(298,918) and $7,983,440, respectively)	$859,519,265	$873,767,269

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Asia Pacific Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R6. On April 4, 2017, the Fund began offering Class R6 shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco Asia Pacific Growth Fund

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

10                         Invesco Asia Pacific Growth Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the

11                         Invesco Asia Pacific Growth Fund

Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.91%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $64,639.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $53,384 in front-end sales commissions from the sale of Class A shares and $1,586, $4 and $845 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Asia Pacific Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2017, there were transfers from Level 1 to Level 2 of $103,256,511 and from Level 2 to Level 1 of $171,814,103, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$90,848,889	$—	$—	$90,848,889
China	113,009,123	27,571,430	—	140,580,553
Hong Kong	121,047,630	41,903,541	—	162,951,171
Indonesia	45,853,171	32,434,894	—	78,288,065
Malaysia	—	35,538,274	—	35,538,274
Philippines	55,635,830	—	—	55,635,830
Singapore	25,878,035	17,682,693	—	43,560,728
South Korea	19,725,575	12,200,708	—	31,926,283
Taiwan	—	25,814,695	—	25,814,695
Thailand	42,371,495	—	—	42,371,495
United States	30,328,916	—	—	30,328,916
Money Market Funds	124,343,409	—	—	124,343,409
Total Investments	$669,042,073	$193,146,235	$—	$862,188,308

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,088.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13                         Invesco Asia Pacific Growth Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2016.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $41,575,314 and $100,426,117, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$231,137,532
Aggregate unrealized (depreciation) of investment securities	(24,153,857)
Net unrealized appreciation of investment securities	$206,983,675

Cost of investments for tax purposes is $655,204,633.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	954,182	$29,901,709	2,036,325	$60,570,450
Class B	2,150	64,199	2,349	66,083
Class C	115,402	3,348,687	177,152	4,835,945
Class Y	1,951,861	61,499,337	6,670,356	188,165,363
Class R6(b)	305	10,000	—	—

Issued as reinvestment of dividends:
Class A	277,177	8,365,197	460,370	12,632,568
Class B	1,610	45,411	5,541	142,167
Class C	31,334	877,967	64,456	1,643,629
Class Y	145,497	4,395,478	173,277	4,758,193

Automatic conversion of Class B shares to Class A shares:
Class A	30,245	950,387	72,566	2,125,618
Class B	(32,446)	(950,387)	(77,875)	(2,125,618)

Reacquired:
Class A	(2,522,676)	(78,961,822)	(3,742,768)	(109,099,642)
Class B	(14,011)	(406,503)	(42,983)	(1,165,802)
Class C	(359,971)	(10,425,560)	(694,543)	(18,600,454)
Class Y	(2,338,561)	(72,571,999)	(5,567,529)	(161,451,463)
Net increase (decrease) in share activity	(1,757,902)	$(53,857,899)	(463,306)	$(17,502,963)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 4, 2017.

14                         Invesco Asia Pacific Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/17	$31.60	$(0.01)		$2.19	$2.18	$(0.29)	$(0.32)	$(0.61)	$33.17	7.11%	$448,709	1.48	%(e)	1.50	%(e)	(0.04	)%(e)	6%
Year ended 10/31/16	29.35	0.31		2.83	3.14	(0.89)	—	(0.89)	31.60	11.15	467,191	1.45		1.47		1.06		9
Year ended 10/31/15	33.43	0.83	(f)	(3.54)	(2.71)	(0.41)	(0.96)	(1.37)	29.35	(8.32)	468,366	1.44		1.45		2.63	(f)	23
Year ended 10/31/14	33.45	0.48		1.47	1.95	(0.27)	(1.70)	(1.97)	33.43	6.54	551,539	1.47		1.48		1.52		15
Year ended 10/31/13	30.65	0.30		3.35	3.65	(0.20)	(0.65)	(0.85)	33.45	12.16	555,505	1.47		1.49		0.95		18
Year ended 10/31/12	28.42	0.26		4.34	4.60	(0.27)	(2.10)	(2.37)	30.65	17.77	457,964	1.54		1.55		0.89		16
Class B
Six months ended 04/30/17	29.35	(0.12)		2.06	1.94	(0.06)	(0.32)	(0.38)	30.91	6.76	2,847	2.23	(e)	2.25	(e)	(0.79	)(e)	6
Year ended 10/31/16	27.27	0.08		2.64	2.72	(0.64)	—	(0.64)	29.35	10.31	3,957	2.20		2.22		0.31		9
Year ended 10/31/15	31.15	0.56	(f)	(3.30)	(2.74)	(0.18)	(0.96)	(1.14)	27.27	(9.03)	6,757	2.19		2.20		1.88	(f)	23
Year ended 10/31/14	31.29	0.23		1.37	1.60	(0.04)	(1.70)	(1.74)	31.15	5.74	14,714	2.22		2.23		0.77		15
Year ended 10/31/13	28.74	0.06		3.14	3.20	—	(0.65)	(0.65)	31.29	11.32	22,421	2.22		2.24		0.20		18
Year ended 10/31/12	26.73	0.04		4.10	4.14	(0.03)	(2.10)	(2.13)	28.74	16.94	27,112	2.29		2.30		0.14		16
Class C
Six months ended 04/30/17	29.17	(0.12)		2.04	1.92	(0.06)	(0.32)	(0.38)	30.71	6.73	70,179	2.23	(e)	2.25	(e)	(0.79	)(e)	6
Year ended 10/31/16	27.10	0.08		2.63	2.71	(0.64)	—	(0.64)	29.17	10.34	72,872	2.20		2.22		0.31		9
Year ended 10/31/15	30.96	0.55	(f)	(3.27)	(2.72)	(0.18)	(0.96)	(1.14)	27.10	(9.02)	79,991	2.19		2.20		1.88	(f)	23
Year ended 10/31/14	31.11	0.23		1.36	1.59	(0.04)	(1.70)	(1.74)	30.96	5.73	95,277	2.22		2.23		0.77		15
Year ended 10/31/13	28.58	0.06		3.12	3.18	—	(0.65)	(0.65)	31.11	11.31	96,520	2.22		2.24		0.20		18
Year ended 10/31/12	26.60	0.04		4.07	4.11	(0.03)	(2.10)	(2.13)	28.58	16.91	79,959	2.29		2.30		0.14		16
Class Y
Six months ended 04/30/17	31.69	0.03		2.21	2.24	(0.37)	(0.32)	(0.69)	33.24	7.30	337,774	1.23	(e)	1.25	(e)	0.21	(e)	6
Year ended 10/31/16	29.45	0.39		2.82	3.21	(0.97)	—	(0.97)	31.69	11.42	329,748	1.20		1.22		1.31		9
Year ended 10/31/15	33.55	0.91	(f)	(3.55)	(2.64)	(0.50)	(0.96)	(1.46)	29.45	(8.12)	268,833	1.19		1.20		2.88	(f)	23
Year ended 10/31/14	33.57	0.57		1.47	2.04	(0.36)	(1.70)	(2.06)	33.55	6.80	258,457	1.22		1.23		1.77		15
Year ended 10/31/13	30.75	0.39		3.35	3.74	(0.27)	(0.65)	(0.92)	33.57	12.43	121,030	1.22		1.24		1.20		18
Year ended 10/31/12	28.52	0.33		4.35	4.68	(0.35)	(2.10)	(2.45)	30.75	18.07	58,843	1.29		1.30		1.14		16
Class R6
Six months ended 04/30/17(g)	32.81	0.01		0.42	0.43	—	—	—	33.24	1.31	10	1.08	(e)	1.09	(e)	0.36	(e)	6

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal year ended October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $444,435, $3,339, $69,477, $317,982 and $10 for Class A, Class B, Class C, Class Y and Class R6 shares, respectively.
(f)	Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the fiscal year ended October 31, 2015. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.38 and 1.18%, $0.11 and 0.43%, $0.10 and 0.43% and $0.46 and 1.43% for Class A, Class B, Class C and Class Y shares, respectively.
(g)	Commencement date of April 4, 2017.

15                         Invesco Asia Pacific Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through April 30, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/2016)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/2017)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/2017)	Expenses Paid During Period[3]
A	$1,000.00	$1,071.40	$7.60	$1,017.46	$7.40	1.48%
B	1,000.00	1,067.90	11.43	1,013.74	11.13	2.23
C	1,000.00	1,067.60	11.43	1,013.74	11.13	2.23
Y	1,000.00	1,073.00	6.32	1,018.70	6.16	1.23
R6	1,000.00	1,013.10	0.80	1,019.44	5.41	1.08

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017 (as of close of business April 4, 2017 through April 30, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 27 (as of close of business April 4, 2017 through April 30, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

16                         Invesco Asia Pacific Growth Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Asia Pacific Growth Fund, an investment portfolio of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			223,793,482	4,222,604
	James T. Bunch			223,608,407	4,407,679
	Bruce L. Crockett			223,732,174	4,283,912
	Jack M. Fields			223,754,319	4,261,767
	Martin L. Flanagan			223,733,398	4,282,688
	Cynthia Hostetler			223,836,726	4,179,360
	Dr. Eli Jones			223,800,044	4,216,042
	Dr. Prema Mathai-Davis			223,783,907	4,232,179
	Teresa M. Ressel			223,875,345	4,140,741
	Dr. Larry Soll			223,712,012	4,304,074
	Ann Barnett Stern			223,807,006	4,209,080
	Raymond Stickel, Jr.			223,769,961	4,246,125
	Philip A. Taylor			223,765,649	4,250,437
	Robert C. Troccoli			223,795,893	4,220,193
	Christopher L. Wilson			223,789,451	4,226,635

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	163,839,392	8,368,018	3,110,262	52,698,414

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Asia Pacific Growth Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) - (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	8,723,433	675,439	337,176	5,004,761
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	8,978,252	424,547	332,979	5,005,031
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	8,933,435	457,512	345,114	5,004,748

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

17                         Invesco Asia Pacific Growth Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611                          Invesco Distributors, Inc.                                                                                              APG-SAR-1            06132017       1528

Semiannual Report to Shareholders	April 30, 2017

Invesco European Growth Fund
Nasdaq:
A: AEDAX ∎ B: AEDBX ∎ C: AEDCX ∎ R: AEDRX ∎ Y: AEDYX Investor: EGINX ∎ R6: AEGSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.03%

Class B Shares	15.59

Class C Shares	15.57

Class R Shares	15.86

Class Y Shares	16.17

Investor Class Shares	16.05

Class R6 Shares*	16.05

MSCI Europe Index▼ (Broad Market Index)	14.52

MSCI Europe Growth Index▼ (Style-Specific Index)	13.97

Lipper European Funds Index∎ (Peer Group Index)	14.20
Source: ▼FactSet Research Systems Inc.; ∎Lipper Inc.
*Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The MSCI Europe Index is an unmanaged index considered representative of stocks of developed European countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI Europe Growth Index is an unmanaged index considered representative of European growth stocks. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco European Growth Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	9.98%
10 Years	2.02
5 Years	6.45
1 Year	4.01

Class B Shares
Inception (11/3/97)	9.98%
10 Years	1.98
5 Years	6.56
1 Year	4.24

Class C Shares
Inception (11/3/97)	9.50%
10 Years	1.83
5 Years	6.86
1 Year	8.23

Class R Shares
Inception (6/3/02)	8.87%
10 Years	2.34
5 Years	7.40
1 Year	9.79

Class Y Shares
10 Years	2.82%
5 Years	7.94
1 Year	10.34

Investor Class Shares
Inception (9/30/03)	9.88%
10 Years	2.63
5 Years	7.71
1 Year	10.10

Class R6 Shares
10 Years	2.60%
5 Years	7.67
1 Year	10.09
Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	9.70%
10 Years	1.93
5 Years	5.09
1 Year	-0.70

Class B Shares
Inception (11/3/97)	9.71%
10 Years	1.89
5 Years	5.17
1 Year	-0.70

Class C Shares
Inception (11/3/97)	9.23%
10 Years	1.74
5 Years	5.49
1 Year	3.27

Class R Shares
Inception (6/3/02)	8.51%
10 Years	2.26
5 Years	6.02
1 Year	4.80

Class Y Shares
10 Years	2.73%
5 Years	6.55
1 Year	5.33

Investor Class Shares
Inception (9/30/03)	9.48%
10 Years	2.54
5 Years	6.32
1 Year	5.11
Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R6 shares respectively was 1.36%, 2.11%, 2.11%, 1.61%, 1.11%, 1.33% and 1.01%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R6 shares was 1.38%, 2.13%, 2.13%, 1.63%, 1.13%, 1.35% and 1.03%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares, Class Y shares, Investor Class shares and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco European Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco European Growth Fund

Schedule of Investments

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–91.31%
Denmark–2.00%
Carlsberg A/S–Class B	285,470	$28,490,771

France–8.37%
Bollore S.A.	4,455,194	18,126,115
Essilor International S.A.	88,697	11,492,669
Metropole Television S.A.	730,831	16,650,310
Pernod Ricard S.A.	60,725	7,597,068
Publicis Groupe S.A.	340,367	24,570,383
Schneider Electric S.E.	302,502	23,889,869
Vicat S.A.	236,328	16,812,890
		119,139,304

Germany–13.53%
Allianz S.E.	135,889	25,874,576
Deutsche Boerse AG	480,568	47,034,923
Deutsche Post AG	317,020	11,395,886
GEA Group AG	361,981	15,393,702
MorphoSys AG(a)	338,839	20,566,103
MTU Aero Engines AG	142,403	20,421,494
ProSiebenSat.1 Media S.E.	330,932	14,055,280
SAP S.E.	378,961	38,006,700
		192,748,664

Ireland–1.39%
Origin Enterprises PLC	2,444,584	19,838,496

Israel–1.40%
Israel Discount Bank Ltd.–Class A(a)	8,249,202	19,960,247

Italy–2.84%
Danieli & C. Officine Meccaniche S.p.A.– Savings Shares	1,138,513	20,574,623
Intesa Sanpaolo S.p.A.	3,465,688	10,094,815
PRADA S.p.A.	2,078,100	9,751,446
		40,420,884

Netherlands–1.79%
Aalberts Industries N.V.	223,332	8,853,831
Wolters Kluwer N.V.	390,725	16,594,797
		25,448,628

Russia–4.83%
Sberbank of Russia PJSC– Preference Shares	31,092,640	68,718,217

Spain–1.15%
Construcciones y Auxiliar de Ferrocarriles, S.A.	408,650	16,421,305

Sweden–3.97%
Getinge AB–Class B	495,392	9,675,570
Intrum Justitia AB	291,931	11,601,370

	Shares	Value
Sweden–(continued)
Investor AB–Class B	621,907	$28,408,032
Telefonaktiebolaget LM Ericsson–Class B	1,061,266	6,841,428
		56,526,400

Switzerland–9.83%
Cie Financiere Richemont S.A.	206,375	17,245,446
Julius Baer Group Ltd.	528,362	27,531,852
Kuehne + Nagel International AG	8,284	1,252,112
Novartis AG	98,271	7,560,067
OC Oerlikon Corp. AG	1,506,495	18,071,076
Roche Holding AG	96,571	25,262,481
Tecan Group AG	110,294	18,821,086
UBS Group AG	1,418,353	24,231,949
		139,976,069

Turkey–3.26%
Haci Omer Sabanci Holding A.S.	11,153,719	33,228,120
Tupras-Turkiye Petrol Rafinerileri A.S.	525,370	13,240,022
		46,468,142

United Kingdom–36.95%
Aberdeen Asset Management PLC	5,816,298	21,017,821
British American Tobacco PLC	396,395	26,822,889
Compass Group PLC	1,086,436	21,923,427
Conviviality PLC	3,505,000	13,800,615
DCC PLC	681,736	62,956,792
Hays PLC	11,177,625	24,785,069
HomeServe PLC	1,851,814	16,045,761
IG Group Holdings PLC	2,357,021	16,592,042
Informa PLC	2,403,407	19,970,562
John Wood Group PLC	2,355,769	23,173,803
Jupiter Fund Management PLC	2,738,160	16,831,522
Lloyds Banking Group PLC	12,005,655	10,784,448
Micro Focus International PLC	1,448,132	48,541,060
Next PLC	304,051	16,953,385
RELX PLC	1,801,961	36,528,953
Savills PLC	1,798,086	21,635,304
Sky PLC	2,382,044	30,605,416
Smith & Nephew PLC	811,409	13,346,899
TP ICAP PLC	1,739,666	10,321,980
UBM PLC	1,097,905	10,103,357
Ultra Electronics Holdings PLC	708,960	19,209,685
Unilever N.V.	407,256	21,358,276
William Hill PLC	2,327,613	8,848,216
WPP PLC	651,213	13,942,246
		526,099,528
Total Common Stocks & Other Equity Interests (Cost $986,737,991)		1,300,256,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco European Growth Fund

	Shares	Value
Money Market Funds–7.01%
Government & Agency Portfolio–Institutional Class, 0.67%(b)	59,884,742	$59,884,742
Treasury Portfolio–Institutional Class, 0.63%(b)	39,923,161	39,923,161
Total Money Market Funds (Cost $99,807,903)		99,807,903
TOTAL INVESTMENTS–98.32% (Cost $1,086,545,894)		1,400,064,558
OTHER ASSETS LESS LIABILITIES–1.68%		23,942,769
NET ASSETS–100.00%		$1,424,007,327

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By sector, based on Net Assets as

of April 30, 2017

Financials	25.3%
Industrials	24.0
Consumer Discretionary	14.4
Consumer Staples	8.3
Health Care	7.5
Information Technology	6.6
Energy	2.5
Real Estate	1.5
Materials	1.2
Money Market Funds Plus Other Assets Less Liabilities	8.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco European Growth Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $986,737,991)	$1,300,256,655
Investments in affiliated money market funds, at value and cost	99,807,903
Total investments, at value (Cost $1,086,545,894)	1,400,064,558
Foreign currencies, at value (Cost $2,704,130)	2,719,287
Receivable for:
Investments sold	12,673,267
Fund shares sold	4,933,610
Dividends	7,860,164
Investment for trustee deferred compensation and retirement plans	213,844
Other assets	57,144
Total assets	1,428,521,874

Liabilities:
Payable for:
Investments purchased	330,227
Fund shares reacquired	2,978,535
Accrued fees to affiliates	622,263
Accrued trustees’ and officers’ fees and benefits	3,751
Accrued other operating expenses	336,432
Trustee deferred compensation and retirement plans	243,339
Total liabilities	4,514,547
Net assets applicable to shares outstanding	$1,424,007,327

Net assets consist of:
Shares of beneficial interest	$1,123,820,717
Undistributed net investment income	2,035,191
Undistributed net realized gain (loss)	(15,384,529)
Net unrealized appreciation	313,535,948
$1,424,007,327

Net Assets:
Class A	$447,818,693
Class B	$1,593,929
Class C	$82,909,766
Class R	$12,698,112
Class Y	$722,883,519
Investor Class	$156,092,704
Class R6	$10,604

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	11,926,806
Class B	45,619
Class C	2,370,237
Class R	339,407
Class Y	19,226,713
Investor Class	4,168,244
Class R6	282
Class A:
Net asset value per share	$37.55
Maximum offering price per share
(Net asset value of $37.55 ÷ 94.50%)	$39.74
Class B:
Net asset value and offering price per share	$34.94
Class C:
Net asset value and offering price per share	$34.98
Class R:
Net asset value and offering price per share	$37.41
Class Y:
Net asset value and offering price per share	$37.60
Investor Class:
Net asset value and offering price per share	$37.45
Class R6:
Net asset value and offering price per share	$37.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco European Growth Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $634,555)	$14,678,611
Dividends from affiliated money market funds	143,018
Total investment income	14,821,629

Expenses:
Advisory fees	5,952,554
Administrative services fees	166,161
Custodian fees	239,468
Distribution fees:
Class A	537,928
Class B	9,347
Class C	400,638
Class R	30,657
Investor Class	135,635
Transfer agent fees	1,081,318
Trustees’ and officers’ fees and benefits	17,984
Registration and filing fees	59,469
Reports to shareholders	194,912
Professional services fees	39,583
Other	25,830
Total expenses	8,891,484
Less: Fees waived and expense offset arrangement(s)	(45,678)
Net expenses	8,845,806
Net investment income	5,975,823

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(10,820,999)
Foreign currencies	18,406
(10,802,593)
Change in net unrealized appreciation of:
Investment securities	205,618,971
Foreign currencies	174,730
205,793,701
Net realized and unrealized gain	194,991,108
Net increase in net assets resulting from operations	$200,966,931

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco European Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$5,975,823	$23,593,240
Net realized gain (loss)	(10,802,593)	(4,312,682)
Change in net unrealized appreciation (depreciation)	205,793,701	(114,003,454)
Net increase (decrease) in net assets resulting from operations	200,966,931	(94,722,896)

Distributions to shareholders from net investment income:
Class A	(7,018,087)	(7,951,343)
Class B	(15,596)	(37,106)
Class C	(633,858)	(922,133)
Class R	(163,217)	(182,314)
Class Y	(12,719,682)	(11,374,911)
Investor Class	(2,327,491)	(2,489,340)
Total distributions from net investment income	(22,877,931)	(22,957,147)

Distributions to shareholders from net realized gains:
Class A	—	(17,953,970)
Class B	—	(155,299)
Class C	—	(3,859,347)
Class R	—	(487,490)
Class Y	—	(21,950,742)
Investor Class	—	(5,546,661)
Total distributions from net realized gains	—	(49,953,509)

Share transactions–net:
Class A	(62,475,144)	(63,359,753)
Class B	(798,049)	(2,217,702)
Class C	(14,352,662)	(16,745,591)
Class R	(1,842,437)	(827,560)
Class Y	(62,526,428)	78,393,505
Investor Class	(11,264,216)	(12,625,198)
Class R6	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(153,248,936)	(17,382,299)
Net increase (decrease) in net assets	24,840,064	(185,015,851)

Net assets:
Beginning of period	1,399,167,263	1,584,183,114
End of period (includes undistributed net investment income of $2,035,191 and $18,937,299, respectively)	$1,424,007,327	$1,399,167,263

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco European Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R6. On April 4, 2017, the Fund began offering Class R6 shares. Class Y and Investor Class shares are available only to certain investors. Class A shares are

9                         Invesco European Growth Fund

sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10                         Invesco European Growth Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon

11                         Invesco European Growth Fund

exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.89%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00%, 2.25% and 2.00%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $38,295.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R, Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the

12                         Invesco European Growth Fund

Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $29,167 in front-end sales commissions from the sale of Class A shares and $48,287, $1 and $6,701 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2017, there were transfers from Level 1 to Level 2 of $84,824,774 and from Level 2 to Level 1 of $386,061,684, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Denmark	$28,490,771	$—	$—	$28,490,771
France	119,139,304	—	—	119,139,304
Germany	192,748,664	—	—	192,748,664
Ireland	19,838,496	—	—	19,838,496
Israel	—	19,960,247	—	19,960,247
Italy	40,420,884	—	—	40,420,884
Netherlands	16,594,797	8,853,831	—	25,448,628
Russia	—	68,718,217	—	68,718,217
Spain	16,421,305	—	—	16,421,305
Sweden	18,442,798	38,083,602	—	56,526,400
Switzerland	121,904,993	18,071,076	—	139,976,069
Turkey	46,468,142	—	—	46,468,142
United Kingdom	431,992,676	94,106,852	—	526,099,528
Money Market Funds	99,807,903	—	—	99,807,903
Total Investments	$1,152,270,733	$247,793,825	$—	$1,400,064,558

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,383.

13                         Invesco European Growth Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$4,279,822	$—	$4,279,822

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $56,755,759 and $250,647,132, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$351,645,511
Aggregate unrealized (depreciation) of investment securities	(42,089,141)
Net unrealized appreciation of investment securities	$309,556,370

Cost of investments for tax purposes is $1,090,508,188.

14                         Invesco European Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	828,718	$28,495,165	2,718,954	$92,163,918
Class B	548	16,984	3,934	124,424
Class C	132,419	4,241,867	504,048	16,007,330
Class R	42,695	1,443,335	103,287	3,495,968
Class Y	3,802,957	130,829,985	10,906,622	372,070,583
Investor Class	51,056	1,737,410	148,472	5,046,071
Class R6(b)	282	10,000	—	—

Issued as reinvestment of dividends:
Class A	191,938	6,351,221	680,427	23,209,346
Class B	488	15,059	5,847	185,987
Class C	18,610	575,237	134,993	4,299,514
Class R	4,931	162,728	19,683	669,439
Class Y	186,120	6,160,559	715,824	24,438,220
Investor Class	65,965	2,176,184	222,684	7,573,476

Automatic conversion of Class B shares to Class A shares:
Class A	19,553	675,229	47,892	1,614,555
Class B	(21,009)	(675,229)	(51,497)	(1,614,555)

Reacquired:
Class A	(2,893,556)	(97,996,759)	(5,362,871)	(180,347,572)
Class B	(4,905)	(154,863)	(29,456)	(913,558)
Class C	(610,769)	(19,169,766)	(1,181,253)	(37,052,435)
Class R	(102,360)	(3,448,500)	(147,738)	(4,992,967)
Class Y	(5,892,779)	(199,516,972)	(9,404,300)	(318,115,298)
Investor Class	(455,337)	(15,177,810)	(750,042)	(25,244,745)
Net increase (decrease) in share activity	(4,634,435)	$(153,248,936)	(714,490)	$(17,382,299)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 4, 2017.

15                         Invesco European Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/17	$32.88	$0.14	$5.06	$5.20	$(0.53)	$—	$(0.53)	$37.55	16.03%		$447,819	1.41	%(e)	1.42	%(e)	0.81	%(e)	4%
Year ended 10/31/16	36.65	0.50	(2.61)	(2.11)	(0.51)	(1.15)	(1.66)	32.88	(5.94)		453,114	1.34		1.36		1.47		16
Year ended 10/31/15	37.50	0.52	0.88	1.40	(0.69)	(1.56)	(2.25)	36.65	4.18		575,258	1.37		1.38		1.41		14
Year ended 10/31/14	39.17	0.54	(1.02)	(0.48)	(0.45)	(0.74)	(1.19)	37.50	(1.22)		533,550	1.34		1.36		1.38		18
Year ended 10/31/13	32.84	0.48	7.06	7.54	(0.60)	(0.61)	(1.21)	39.17	23.72		494,360	1.39		1.41		1.35		15
Year ended 10/31/12	30.13	0.59	3.07 (f)	3.66	(0.95)	—	(0.95)	32.84	12.64	(f)	377,331	1.47		1.48		1.94		14
Class B
Six months ended 04/30/17	30.46	0.01	4.71	4.72	(0.24)	—	(0.24)	34.94	15.59		1,594	2.16	(e)	2.17	(e)	0.06	(e)	4
Year ended 10/31/16	34.08	0.22	(2.42)	(2.20)	(0.27)	(1.15)	(1.42)	30.46	(6.63)		2,147	2.09		2.11		0.72		16
Year ended 10/31/15	35.01	0.22	0.83	1.05	(0.42)	(1.56)	(1.98)	34.08	3.40		4,829	2.12		2.13		0.66		14
Year ended 10/31/14	36.71	0.23	(0.94)	(0.71)	(0.25)	(0.74)	(0.99)	35.01	(1.96)		8,586	2.09		2.11		0.63		18
Year ended 10/31/13	30.87	0.20	6.64	6.84	(0.39)	(0.61)	(1.00)	36.71	22.82		12,343	2.14		2.16		0.60		15
Year ended 10/31/12	28.27	0.34	2.90 (f)	3.24	(0.64)	—	(0.64)	30.87	11.80	(f)	15,089	2.22		2.23		1.19		14
Class C
Six months ended 04/30/17	30.50	0.01	4.71	4.72	(0.24)	—	(0.24)	34.98	15.57		82,910	2.16	(e)	2.17	(e)	0.06	(e)	4
Year ended 10/31/16	34.12	0.22	(2.42)	(2.20)	(0.27)	(1.15)	(1.42)	30.50	(6.63)		86,303	2.09		2.11		0.72		16
Year ended 10/31/15	35.04	0.22	0.84	1.06	(0.42)	(1.56)	(1.98)	34.12	3.42		115,058	2.12		2.13		0.66		14
Year ended 10/31/14	36.74	0.23	(0.94)	(0.71)	(0.25)	(0.74)	(0.99)	35.04	(1.96)		93,680	2.09		2.11		0.63		18
Year ended 10/31/13	30.90	0.20	6.64	6.84	(0.39)	(0.61)	(1.00)	36.74	22.80		55,760	2.14		2.16		0.60		15
Year ended 10/31/12	28.30	0.34	2.90 (f)	3.24	(0.64)	—	(0.64)	30.90	11.79	(f)	38,282	2.22		2.23		1.19		14
Class R
Six months ended 04/30/17	32.71	0.09	5.04	5.13	(0.43)	—	(0.43)	37.41	15.86		12,698	1.66	(e)	1.67	(e)	0.56	(e)	4
Year ended 10/31/16	36.48	0.41	(2.60)	(2.19)	(0.43)	(1.15)	(1.58)	32.71	(6.19)		12,893	1.59		1.61		1.22		16
Year ended 10/31/15	37.33	0.42	0.89	1.31	(0.60)	(1.56)	(2.16)	36.48	3.93		15,280	1.62		1.63		1.16		14
Year ended 10/31/14	39.02	0.44	(1.01)	(0.57)	(0.38)	(0.74)	(1.12)	37.33	(1.46)		16,210	1.59		1.61		1.13		18
Year ended 10/31/13	32.73	0.39	7.04	7.43	(0.53)	(0.61)	(1.14)	39.02	23.42		16,137	1.64		1.66		1.10		15
Year ended 10/31/12	30.00	0.51	3.07 (f)	3.58	(0.85)	—	(0.85)	32.73	12.36	(f)	13,204	1.72		1.73		1.69		14
Class Y
Six months ended 04/30/17	32.98	0.18	5.07	5.25	(0.63)	—	(0.63)	37.60	16.17		722,884	1.16	(e)	1.17	(e)	1.06	(e)	4
Year ended 10/31/16	36.76	0.58	(2.62)	(2.04)	(0.59)	(1.15)	(1.74)	32.98	(5.71)		696,907	1.09		1.11		1.72		16
Year ended 10/31/15	37.62	0.61	0.88	1.49	(0.79)	(1.56)	(2.35)	36.76	4.46		695,157	1.12		1.13		1.66		14
Year ended 10/31/14	39.28	0.64	(1.03)	(0.39)	(0.53)	(0.74)	(1.27)	37.62	(0.98)		800,278	1.09		1.11		1.63		18
Year ended 10/31/13	32.92	0.57	7.07	7.64	(0.67)	(0.61)	(1.28)	39.28	24.01		624,166	1.14		1.16		1.60		15
Year ended 10/31/12	30.22	0.67	3.08 (f)	3.75	(1.05)	—	(1.05)	32.92	12.96	(f)	260,860	1.22		1.23		2.19		14
Investor Class
Six months ended 04/30/17	32.80	0.15	5.04	5.19	(0.54)	—	(0.54)	37.45	16.05	(g)	156,093	1.34	(e)(g)	1.35	(e)(g)	0.88	(e)(g)	4
Year ended 10/31/16	36.56	0.51	(2.61)	(2.10)	(0.51)	(1.15)	(1.66)	32.80	(5.91	)(g)	147,804	1.31	(g)	1.33	(g)	1.50	(g)	16
Year ended 10/31/15	37.42	0.52	0.88	1.40	(0.70)	(1.56)	(2.26)	36.56	4.21	(g)	178,602	1.35	(g)	1.36	(g)	1.43	(g)	14
Year ended 10/31/14	39.08	0.55	(1.02)	(0.47)	(0.45)	(0.74)	(1.19)	37.42	(1.19	)(g)	175,148	1.31	(g)	1.33	(g)	1.41	(g)	18
Year ended 10/31/13	32.78	0.48	7.04	7.52	(0.61)	(0.61)	(1.22)	39.08	23.74		197,655	1.38		1.40		1.36		15
Year ended 10/31/12	30.07	0.61	3.07 (f)	3.68	(0.97)	—	(0.97)	32.78	12.75	(f)	155,575	1.41		1.42		2.00		14
Class R6
Six months ended 04/30/17(h)	35.50	0.03	2.07	2.10	—	—	—	37.60	5.92		11	1.01	(e)	1.02	(e)	1.21	(e)	4

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal year ended October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $433,919, $1,885, $80,792, $12,364, $670,087, $145,876 and $10 for Class A, Class B, Class C, Class R, Class Y, Investor Class, and Class R6 shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains (losses) on securities (both realized and unrealized) per share for the year ended October 31, 2012, would have been $2.96, $2.79, $2.79, $2.95, $2.97 and $2.96 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively, and total returns would have been lower.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.19% for the six months ended April 30, 2017, 0.22% for the year ended October 31, 2016, 0.22% for the year ended October 31, 2015 and 0.21% for the year ended October 31, 2014.
(h)	Commencement date of April 4, 2017.

16                         Invesco European Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through April 30, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,160.30	$7.55	$1,017.80	$7.05	1.41%
B	1,000.00	1,155.90	11.55	1,014.08	10.79	2.16
C	1,000.00	1,155.70	11.55	1,014.08	10.79	2.16
R	1,000.00	1,158.60	8.88	1,016.56	8.30	1.66
Y	1,000.00	1,161.70	6.22	1,019.04	5.81	1.16
Investor	1,000.00	1,160.50	7.18	1,018.15	6.71	1.34
R6	1,000.00	1,059.20	0.77	1,019.79	5.06	1.01

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017 (as of close of business April 4, 2017 through April 30, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 27 (as of close of business April 4, 2017 through April 30, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

17                         Invesco European Growth Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco European Growth Fund, an investment portfolio of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			223,793,482	4,222,604
	James T. Bunch			223,608,407	4,407,679
	Bruce L. Crockett			223,732,174	4,283,912
	Jack M. Fields			223,754,319	4,261,767
	Martin L. Flanagan			223,733,398	4,282,688
	Cynthia Hostetler			223,836,726	4,179,360
	Dr. Eli Jones			223,800,044	4,216,042
	Dr. Prema Mathai-Davis			223,783,907	4,232,179
	Teresa M. Ressel			223,875,345	4,140,741
	Dr. Larry Soll			223,712,012	4,304,074
	Ann Barnett Stern			223,807,006	4,209,080
	Raymond Stickel, Jr.			223,769,961	4,246,125
	Philip A. Taylor			223,765,649	4,250,437
	Robert C. Troccoli			223,795,893	4,220,193
	Christopher L. Wilson			223,789,451	4,226,635

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	163,839,392	8,368,018	3,110,262	52,698,414
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	18,454,381	846,480	555,225	5,342,722
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	18,954,192	463,074	438,835	5,342,707
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	18,895,597	512,686	447,808	5,342,714

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

18                         Invesco European Growth Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
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∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611                     Invesco Distributors, Inc.                                                                                  EGR-SAR-1             06262017         0900

Semiannual Report to Shareholders	April 30, 2017

Invesco Global Growth Fund
Nasdaq:
A: AGGAX ∎ B: AGGBX ∎ C: AGGCX ∎ Y: AGGYX ∎ R5: GGAIX ∎ R6: AGGFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.01%
Class B Shares	8.63
Class C Shares	8.59
Class Y Shares	9.15
Class R5 Shares	9.22
Class R6 Shares	9.19
MSCI All Country World Index▼ (Broad Market Index)	11.76
MSCI All Country World Growth Index▼ (Style-Specific Index)	12.45
Lipper Global Multi-Cap Growth Funds Index∎ (Peer Group Index)	12.30
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country World Growth Index is an unmanaged index considered representative of large- and mid-cap growth stocks of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Global Multi-Cap Growth Funds Index is an unmanaged index considered representative of global multi-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Global Growth Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	6.46%
10 Years	3.18
5 Years	7.66
1 Year	4.49

Class B Shares
Inception (9/15/94)	6.52%
10 Years	3.14
5 Years	7.78
1 Year	4.78

Class C Shares
Inception (8/4/97)	3.91%
10 Years	2.99
5 Years	8.06
1 Year	8.74

Class Y Shares
10 Years	3.99%
5 Years	9.15
1 Year	10.88

Class R5 Shares
10 Years	4.25%
5 Years	9.32
1 Year	11.02

Class R6 Shares
10 Years	3.96%
5 Years	9.30
1 Year	10.98

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R5 shares incepted on September 28, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	6.41%
10 Years	3.51
5 Years	7.25
1 Year	2.94

Class B Shares
Inception (9/15/94)	6.48%
10 Years	3.47
5 Years	7.37
1 Year	3.12

Class C Shares
Inception (8/4/97)	3.85%
10 Years	3.32
5 Years	7.66
1 Year	7.16

Class Y Shares
10 Years	4.32%
5 Years	8.73
1 Year	9.20

Class R5 Shares
10 Years	4.59%
5 Years	8.92
1 Year	9.36

Class R6 Shares
10 Years	4.29%
5 Years	8.88
1 Year	9.36

figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.22%, 1.97%, 1.97%, 0.97%, 0.90% and 0.90%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.39%, 2.14%, 2.14%, 1.14%, 0.91% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2018. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Global Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets,

the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Global Growth Fund

Schedule of Investments

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.45%
Australia–2.29%
Amcor Ltd.	837,889	$9,857,289
CSL Ltd.	59,356	5,891,681
		15,748,970

Brazil–3.78%
Banco Bradesco S.A.–ADR	719,868	7,594,607
BM&FBOVESPA S.A.	1,544,231	9,251,030
Cielo S.A.	1,206,388	9,162,197
		26,007,834

Canada–4.06%
Cenovus Energy Inc.	305,987	3,050,568
CGI Group Inc.–Class A(a)	181,729	8,769,957
Peyto Exploration & Development Corp.	235,702	4,288,787
PrairieSky Royalty Ltd.	307,387	6,698,724
Suncor Energy, Inc.	162,807	5,101,918
		27,909,954

China–3.21%
Baidu, Inc.–ADR(a)	25,043	4,513,500
Kweichow Moutai Co., Ltd.–Class A	116,791	7,005,258
NetEase, Inc.–ADR	39,913	10,592,511
		22,111,269

Denmark–1.50%
Carlsberg A/S–Class B	103,209	10,300,571

France–2.59%
Pernod Ricard S.A.	29,923	3,743,550
Publicis Groupe S.A.	107,091	7,730,675
Schneider Electric S.E.	80,596	6,365,009
		17,839,234

Germany–3.50%
Deutsche Boerse AG	93,152	9,117,122
ProSiebenSat.1 Media S.E.	151,395	6,430,019
SAP S.E.	84,944	8,519,191
		24,066,332

Hong Kong–3.55%
CK Hutchison Holdings Ltd.	988,232	12,342,736
WH Group Ltd.–REGS(b)	13,565,500	12,120,774
		24,463,510

Indonesia–0.73%
PT Bank Mandiri Persero Tbk	5,704,300	5,007,151

Israel–2.44%
Check Point Software Technologies Ltd.(a)	77,503	8,061,087
Teva Pharmaceutical Industries Ltd.–ADR	275,899	8,712,890
		16,773,977

	Shares	Value
Italy–1.14%
Intesa Sanpaolo S.p.A.	1,439,476	$4,192,889
PRADA S.p.A.	784,000	3,678,905
		7,871,794

Japan–3.70%
FANUC Corp.	23,300	4,735,245
Japan Tobacco, Inc.	269,200	8,949,587
Keyence Corp.	10,700	4,305,033
Yahoo! Japan Corp.	1,738,600	7,439,446
		25,429,311

Mexico–2.42%
Fomento Economico Mexicano, S.A.B. de C.V.–ADR	129,565	11,666,033
Grupo Televisa S.A.B.–ADR	205,145	4,985,023
		16,651,056

South Korea–1.31%
NAVER Corp.	12,822	9,016,481

Spain–1.02%
Amadeus IT Group S.A.	130,310	7,026,361

Sweden–1.05%
Getinge AB–Class B	241,187	4,710,657
Telefonaktiebolaget LM Ericsson-Class B	389,718	2,512,308
		7,222,965

Switzerland–4.50%
Cie Financiere Richemont S.A.	79,341	6,630,023
Julius Baer Group Ltd.	111,379	5,803,730
Novartis AG	41,251	3,173,473
Roche Holding AG	35,333	9,242,932
UBS Group AG	357,891	6,114,413
		30,964,571

Taiwan–1.68%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,804,428	11,568,652

Thailand–1.00%
Kasikornbank PCL–NVDR	1,290,200	6,900,463

Turkey–0.46%
Akbank T.A.S.	1,179,407	3,158,236

United Kingdom–8.71%
Aberdeen Asset Management PLC	870,231	3,144,674
British American Tobacco PLC	98,077	6,636,583
Compass Group PLC	281,199	5,674,375
Lloyds Banking Group PLC	3,987,117	3,581,550
Next PLC	97,521	5,437,611
RELX PLC	500,288	10,141,727
Sky PLC	597,961	7,682,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Growth Fund

	Shares	Value
United Kingdom–(continued)
Smith & Nephew PLC	373,589	$6,145,181
Unilever N.V.	113,478	5,951,280
WPP PLC	257,350	5,509,775
		59,905,589

United States–41.81%
Alphabet Inc.–Class A(a)	11,483	10,616,263
Alphabet Inc.–Class C(a)	8,509	7,708,814
Aon PLC	47,004	5,632,959
Apple Inc.	127,137	18,263,230
BB&T Corp.	162,669	7,024,047
Blue Buffalo Pet Products, Inc.(a)	222,530	5,485,365
Broadcom Ltd.	46,780	10,329,492
Cardinal Health, Inc.	105,181	7,635,089
Casey’s General Stores, Inc.	41,917	4,697,638
Celgene Corp.(a)	80,232	9,952,780
Cisco Systems, Inc.	331,401	11,290,832
Citrix Systems, Inc.(a)	92,972	7,525,154
Comcast Corp.–Class A	292,696	11,470,756
Discovery Communications, Inc.–Class A(a)	240,857	6,931,864
Dollar General Corp.	101,000	7,343,710
Expedia, Inc.	43,537	5,821,768
First Republic Bank	56,972	5,267,631
Gilead Sciences, Inc.	102,157	7,002,862
IHS Markit Ltd.(a)	179,675	7,797,895
Ingersoll-Rand PLC	98,538	8,745,248
JPMorgan Chase & Co.	120,170	10,454,790
Kansas City Southern	88,245	7,948,227

	Shares	Value
United States–(continued)
Las Vegas Sands Corp.	147,225	$8,684,803
LogMeIn, Inc.	21,862	2,470,406
Mattel, Inc.	289,829	6,497,966
Mead Johnson Nutrition Co.	96,041	8,520,758
Microsoft Corp.	122,196	8,365,538
Newell Brands, Inc.	250,971	11,981,356
Nielsen Holdings PLC	245,830	10,110,988
Occidental Petroleum Corp.	68,561	4,219,244
PayPal Holdings, Inc.(a)	108,039	5,155,621
Priceline Group Inc. (The)(a)	7,178	13,256,474
PTC Inc.(a)	127,449	6,888,618
Schlumberger Ltd.	74,145	5,382,186
Scripps Networks Interactive Inc.–Class A	116,220	8,683,958
Urban Outfitters, Inc.(a)	112,489	2,573,748
		287,738,078
Total Common Stocks & Other Equity Interests (Cost $529,432,435)		663,682,359

Money Market Funds–4.44%
Government & Agency Portfolio– Institutional Class, 0.67%(c)	18,343,741	18,343,741
Treasury Portfolio–Institutional Class, 0.63%(c)	12,229,161	12,229,161
Total Money Market Funds (Cost $30,572,902)		30,572,902
TOTAL INVESTMENTS–100.89% (Cost $560,005,337)		694,255,261
OTHER ASSETS LESS LIABILITIES–(0.89)%		(6,108,282)
NET ASSETS–100.00%		$688,146,979

Investment Abbreviations:

ADR	–American Depositary Receipt
NVDR	–Non-Voting Depositary Receipt
REGS	–Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2017 represented 1.76% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2017

Information Technology	26.2%
Consumer Discretionary	19.9
Financials	13.4
Consumer Staples	12.4
Industrials	9.9
Health Care	9.1
Energy	4.2
Materials	1.4
Money Market Funds Plus Other Assets Less Liabilities	3.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Growth Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $529,432,435)	$663,682,359
Investments in affiliated money market funds, at value and cost	30,572,902
Total investments, at value (Cost $560,005,337)	694,255,261
Foreign currencies, at value (Cost $408,164)	410,030
Receivable for:
Fund shares sold	558,561
Dividends	1,399,786
Fund expenses absorbed	7,565
Investment for trustee deferred compensation and retirement plans	134,467
Other assets	37,039
Total assets	696,802,709

Liabilities:
Payable for:
Investments purchased	7,738,974
Fund shares reacquired	363,150
Accrued foreign taxes	88,345
Accrued fees to affiliates	258,571
Accrued trustees’ and officers’ fees and benefits	2,875
Accrued other operating expenses	56,015
Trustee deferred compensation and retirement plans	147,800
Total liabilities	8,655,730
Net assets applicable to shares outstanding	$688,146,979

Net assets consist of:
Shares of beneficial interest	$546,717,871
Undistributed net investment income	1,595,431
Undistributed net realized gain	5,576,341
Net unrealized appreciation	134,257,336
$688,146,979

Net Assets:
Class A	$321,039,489
Class B	$1,573,962
Class C	$23,966,562
Class Y	$17,249,591
Class R5	$11,566
Class R6	$324,305,809

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	10,604,192
Class B	56,609
Class C	861,845
Class Y	568,601
Class R5	384
Class R6	10,770,105
Class A:
Net asset value per share	$30.27
Maximum offering price per share
(Net asset value of $30.27 ÷ 94.50%)	$32.03
Class B:
Net asset value and offering price per share	$27.80
Class C:
Net asset value and offering price per share	$27.81
Class Y:
Net asset value and offering price per share	$30.34
Class R5:
Net asset value and offering price per share	$30.12
Class R6:
Net asset value and offering price per share	$30.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Growth Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $286,141)	$5,581,844
Dividends from affiliated money market funds	54,071
Total investment income	5,635,915

Expenses:
Advisory fees	2,618,821
Administrative services fees	89,400
Custodian fees	18,997
Distribution fees:
Class A	386,810
Class B	9,722
Class C	116,236
Transfer agent fees — A, B, C and Y	417,851
Transfer agent fees — R6	481
Trustees’ and officers’ fees and benefits	13,207
Registration and filing fees	43,042
Reports to shareholders	86,005
Professional services fees	6,969
Other	5,649
Total expenses	3,813,190
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(192,533)
Net expenses	3,620,657
Net investment income	2,015,258

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $2,173)	6,159,347
Foreign currencies	(1,317)
6,158,030
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes of $44,170)	51,042,546
Foreign currencies	27,280
51,069,826
Net realized and unrealized gain	57,227,856
Net increase in net assets resulting from operations	$59,243,114

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$2,015,258	$3,357,839
Net realized gain	6,158,030	2,751,247
Change in net unrealized appreciation (depreciation)	51,069,826	(828,807)
Net increase in net assets resulting from operations	59,243,114	5,280,279

Distributions to shareholders from net investment income:
Class A	(1,036,969)	(1,630,690)
Class Y	(74,380)	(59,256)
Class R5	(80)	(103)
Class R6	(2,360,701)	(11,967)
Total distributions from net investment income	(3,472,130)	(1,702,016)

Distributions to shareholders from net realized gains:
Class A	(1,430,227)	(10,819,065)
Class B	(10,840)	(129,522)
Class C	(116,995)	(954,287)
Class Y	(58,480)	(265,364)
Class R5	(50)	(380)
Class R6	(1,478,419)	(44,395)
Total distributions from net realized gains	(3,095,011)	(12,213,013)

Share transactions–net:
Class A	(14,944,490)	8,042,537
Class B	(831,102)	(1,220,371)
Class C	(1,612,137)	(999,112)
Class Y	3,550,624	4,964,030
Class R6	(21,030,473)	321,113,619
Net increase (decrease) in net assets resulting from share transactions	(34,867,578)	331,900,703
Net increase in net assets	17,808,395	323,265,953

Net assets:
Beginning of period	670,338,584	347,072,631
End of period (includes undistributed net investment income of $1,595,431 and $3,052,303, respectively)	$688,146,979	$670,338,584

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they

9                         Invesco Global Growth Fund

convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net

10                         Invesco Global Growth Fund

investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are

11                         Invesco Global Growth Fund

measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.78%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective January 1, 2017, the Adviser has contractually agreed, through at least February 28, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 1.22%, 1.97%, 1.97%, 0.97%, 0.97% and 0.97%, respectively, of average daily net assets (the “expense limits”). Prior to January 1, 2017, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 1.31%, 2.06%, 2.06%, 1.06%, 1.06% and 1.06%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $13,718 and reimbursed class level expenses of $154,698, $972, $11,622, and $7,034 of Class A, Class B, Class C, and Class Y shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

12                         Invesco Global Growth Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $20,402 in front-end sales commissions from the sale of Class A shares and $861, $1 and $298 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2017, there were transfers from Level 1 to Level 2 of $22,510,268 and from Level 2 to Level 1 of $89,936,555, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$15,748,970	$—	$—	$15,748,970
Brazil	26,007,834	—	—	26,007,834
Canada	27,909,954	—	—	27,909,954
China	22,111,269	—	—	22,111,269
Denmark	10,300,571	—	—	10,300,571
France	17,839,234	—	—	17,839,234
Germany	24,066,332	—	—	24,066,332
Hong Kong	24,463,510	—	—	24,463,510
Indonesia	5,007,151	—	—	5,007,151
Israel	16,773,977	—	—	16,773,977
Italy	7,871,794	—	—	7,871,794
Japan	21,124,278	4,305,033	—	25,429,311
Mexico	16,651,056	—	—	16,651,056
South Korea	9,016,481	—	—	9,016,481
Spain	7,026,361	—	—	7,026,361
Sweden	2,512,308	4,710,657	—	7,222,965
Switzerland	30,964,571	—	—	30,964,571
Taiwan	—	11,568,652	—	11,568,652
Thailand	6,900,463	—	—	6,900,463
Turkey	3,158,236	—	—	3,158,236
United Kingdom	39,545,729	20,359,860	—	59,905,589
United States	287,738,078	—	—	287,738,078
Money Market Funds	30,572,902	—	—	30,572,902
Total Investments	$653,311,059	$40,944,202	$—	$694,255,261

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,489.

13                         Invesco Global Growth Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2016.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $65,019,959 and $101,542,544, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$148,720,021
Aggregate unrealized (depreciation) of investment securities	(15,261,230)
Net unrealized appreciation of investment securities	$133,458,791

Cost of investments for tax purposes is $560,796,470.

14                         Invesco Global Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	330,742	$9,486,557	1,417,194	$38,412,642
Class B	1,795	47,532	8,014	200,955
Class C	51,630	1,360,915	158,842	3,972,423
Class Y	280,041	8,167,099	318,992	8,933,493
Class R6(b)	349,495	9,705,533	12,172,107	342,175,107

Issued as reinvestment of dividends:
Class A	80,852	2,267,897	459,389	12,150,838
Class B	412	10,640	5,282	129,311
Class C	4,265	110,208	38,549	943,677
Class Y	4,256	119,503	11,767	311,596
Class R6	137,794	3,838,957	2,125	55,858

Automatic conversion of Class B shares to Class A shares:
Class A	23,978	695,690	44,382	1,216,187
Class B	(26,082)	(695,690)	(48,131)	(1,216,187)

Reacquired:
Class A	(954,549)	(27,394,634)	(1,589,006)	(43,737,130)
Class B	(7,359)	(193,584)	(13,284)	(334,450)
Class C	(117,103)	(3,083,260)	(239,645)	(5,915,212)
Class Y	(162,905)	(4,735,978)	(152,442)	(4,281,059)
Class R6	(1,196,317)	(34,574,963)	(739,687)	(21,117,346)
Net increase (decrease) in share activity	(1,199,055)	$(34,867,578)	11,854,448	$331,900,703

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	During the year ended October 31, 2016, Class R6 shares valued at $340,039,534 were issued to investors in the CollegeBound 529 program.

15                         Invesco Global Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income (loss)	Distributions from net realized gains (loss)	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/17	$28.00	$0.06	$2.43	$2.49	$(0.09)	$(0.13)	$(0.22)	$30.27	8.97%	$321,039	1.25	%(e)	1.35	%(e)	0.43	%(e)	10%
Year ended 10/31/16	28.63	0.19	0.32	0.51	(0.15)	(0.99)	(1.14)	28.00	2.00	311,412	1.29		1.38		0.70		19
Year ended 10/31/15	31.21	0.16	(0.21)	(0.05)	(0.18)	(2.35)	(2.53)	28.63	0.02	308,940	1.40		1.42		0.55		24
Year ended 10/31/14	29.84	0.23	2.34	2.57	(0.20)	(1.00)	(1.20)	31.21	9.00	314,679	1.43		1.43		0.76		27
Year ended 10/31/13	24.22	0.15	5.82	5.97	(0.22)	(0.13)	(0.35)	29.84	24.96	325,319	1.43		1.47		0.56		29
Year ended 10/31/12	22.26	0.20	1.90	2.10	(0.14)	—	(0.14)	24.22	9.50	277,313	1.34		1.56		0.85		33
Class B
Six months ended 04/30/17	25.73	(0.04)	2.24	2.20	—	(0.13)	(0.13)	27.80	8.59	1,574	2.00	(e)	2.10	(e)	(0.32	)(e)	10
Year ended 10/31/16	26.44	(0.01)	0.29	0.28	—	(0.99)	(0.99)	25.73	1.24	2,260	2.04		2.13		(0.05)		19
Year ended 10/31/15	29.04	(0.06)	(0.19)	(0.25)	—	(2.35)	(2.35)	26.44	(0.74)	3,595	2.15		2.17		(0.20)		24
Year ended 10/31/14	27.87	0.01	2.18	2.19	(0.02)	(1.00)	(1.02)	29.04	8.17	5,585	2.18		2.18		0.01		27
Year ended 10/31/13	22.64	(0.05)	5.45	5.40	(0.04)	(0.13)	(0.17)	27.87	24.03	7,975	2.18		2.22		(0.19)		29
Year ended 10/31/12	20.83	0.02	1.79	1.81	—	—	—	22.64	8.69	9,368	2.09		2.31		0.10		33
Class C
Six months ended 04/30/17	25.74	(0.04)	2.24	2.20	—	(0.13)	(0.13)	27.81	8.59	23,967	2.00	(e)	2.10	(e)	(0.32	)(e)	10
Year ended 10/31/16	26.45	(0.01)	0.29	0.28	—	(0.99)	(0.99)	25.74	1.24	23,755	2.04		2.13		(0.05)		19
Year ended 10/31/15	29.05	(0.06)	(0.19)	(0.25)	—	(2.35)	(2.35)	26.45	(0.74)	25,530	2.15		2.17		(0.20)		24
Year ended 10/31/14	27.87	0.01	2.19	2.20	(0.02)	(1.00)	(1.02)	29.05	8.21	25,896	2.18		2.18		0.01		27
Year ended 10/31/13	22.64	(0.05)	5.45	5.40	(0.04)	(0.13)	(0.17)	27.87	24.03	25,175	2.18		2.22		(0.19)		29
Year ended 10/31/12	20.83	0.02	1.79	1.81	—	—	—	22.64	8.69	21,803	2.09		2.31		0.10		33
Class Y
Six months ended 04/30/17	28.09	0.10	2.45	2.55	(0.17)	(0.13)	(0.30)	30.34	9.15	17,250	1.00	(e)	1.10	(e)	0.68	(e)	10
Year ended 10/31/16	28.72	0.26	0.32	0.58	(0.22)	(0.99)	(1.21)	28.09	2.27	12,562	1.04		1.13		0.95		19
Year ended 10/31/15	31.30	0.23	(0.21)	0.02	(0.25)	(2.35)	(2.60)	28.72	0.26	7,724	1.15		1.17		(0.80)		24
Year ended 10/31/14	29.94	0.31	2.33	2.64	(0.28)	(1.00)	(1.28)	31.30	9.24	4,358	1.18		1.18		1.01		27
Year ended 10/31/13	24.29	0.22	5.83	6.05	(0.27)	(0.13)	(0.40)	29.94	25.31	3,144	1.18		1.22		0.81		29
Year ended 10/31/12	22.33	0.25	1.91	2.16	(0.20)	—	(0.20)	24.29	9.78	2,372	1.09		1.31		1.10		33
Class R5
Six months ended 04/30/17	27.91	0.12	2.43	2.55	(0.21)	(0.13)	(0.34)	30.12	9.22	12	0.86	(e)	0.86	(e)	0.82	(e)	10
Year ended 10/31/16	28.57	0.30	0.30	0.60	(0.27)	(0.99)	(1.26)	27.91	2.35	11	0.89		0.90		1.10		19
Year ended 10/31/15	31.17	0.30	(0.24)	0.06	(0.31)	(2.35)	(2.66)	28.57	0.42	11	0.99		0.99		0.96		24
Year ended 10/31/14	29.82	0.38	2.31	2.69	(0.34)	(1.00)	(1.34)	31.17	9.49	1,118	0.94		0.94		1.25		27
Year ended 10/31/13	24.18	0.27	5.80	6.07	(0.30)	(0.13)	(0.43)	29.82	25.51	825	0.99		0.99		1.00		29
Year ended 10/31/12	22.33	0.28	1.90	2.18	(0.33)	—	(0.33)	24.18	9.95	379	0.99		0.99		1.20		33
Class R6
Six months ended 04/30/17	27.91	0.12	2.42	2.54	(0.21)	(0.13)	(0.34)	30.11	9.19	324,306	0.86	(e)	0.86	(e)	0.82	(e)	10
Year ended 10/31/16	28.56	0.31	0.30	0.61	(0.27)	(0.99)	(1.26)	27.91	2.39	320,339	0.89		0.90		1.10		19
Year ended 10/31/15	31.16	0.28	(0.22)	0.06	(0.31)	(2.35)	(2.66)	28.56	0.42	1,274	0.99		0.99		0.96		24
Year ended 10/31/14	29.80	0.38	2.32	2.70	(0.34)	(1.00)	(1.34)	31.16	9.53	13	0.94		0.94		1.25		27
Year ended 10/31/13	24.17	0.27	5.79	6.06	(0.30)	(0.13)	(0.43)	29.80	25.52	12	0.99		0.99		1.00		29
Year ended 10/31/12(f)	24.84	0.03	(0.70)	(0.67)	—	—	—	24.17	(2.70)	10	0.95	(g)	0.96	(g)	1.24	(g)	33

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class Y and Class R5, which were less than $0.005 per share for the fiscal year ended October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $92,850,953 and sold of $35,562,826 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Global Advantage Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $312,012, $1,961, $23,440, $14,187, $11, and $323,527 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

16                         Invesco Global Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/17)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,090.10	$6.48	$1,018.60	$6.26	1.25%
B	1,000.00	1,086.30	10.35	1,014.88	9.99	2.00
C	1,000.00	1,085.90	10.34	1,014.88	9.99	2.00
Y	1,000.00	1,091.50	5.19	1,019.84	5.01	1.00
R5	1,000.00	1,092.20	4.46	1,020.53	4.31	0.86
R6	1,000.00	1,091.90	4.46	1,020.53	4.31	0.86

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective January 1, 2017, the Fund’s Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 1.22%, 1.97%, 1.97%, 0.97%, 0.97% and 0.97% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.22%, 1.97%, 1.97%, 0.97%, 0.86% and 0.86% for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.32, $10.19, $10.19, $5.03, $4.46 and $4.46 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $6.11, $9.84, $9.84, $4.86, $4.31 and $4.31 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.

17                         Invesco Global Growth Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Global Growth Fund, an investment portfolio of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			223,793,482	4,222,604
	James T. Bunch			223,608,407	4,407,679
	Bruce L. Crockett			223,732,174	4,283,912
	Jack M. Fields			223,754,319	4,261,767
	Martin L. Flanagan			223,733,398	4,282,688
	Cynthia Hostetler			223,836,726	4,179,360
	Dr. Eli Jones			223,800,044	4,216,042
	Dr. Prema Mathai-Davis			223,783,907	4,232,179
	Teresa M. Ressel			223,875,345	4,140,741
	Dr. Larry Soll			223,712,012	4,304,074
	Ann Barnett Stern			223,807,006	4,209,080
	Raymond Stickel, Jr.			223,769,961	4,246,125
	Philip A. Taylor			223,765,649	4,250,437
	Robert C. Troccoli			223,795,893	4,220,193
	Christopher L. Wilson			223,789,451	4,226,635

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	163,839,392	8,368,018	3,110,262	52,698,414

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Global Growth Fund did not receive sufficient shareholder votes to achieve quorum. As a result, Proposals 3 and 4(a) - (b) have failed to pass.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	3,402,661	347,964	298,397	2,283,125
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	3,527,641	239,442	281,952	2,283,112
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	3,471,206	288,738	289,089	2,283,114

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

18                         Invesco Global Growth Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

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∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611 Invesco Distributors, Inc. GLG-SAR-1 06132017 1510

Semiannual Report to Shareholders	April 30, 2017

Invesco Global Opportunities Fund
Nasdaq:
A: IAOPX ∎ C: ICOPX ∎ R: IROPX ∎ Y: IYOPX ∎ R5: IIOPX ∎ R6: IFOPX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	17.30%
Class C Shares	16.80
Class R Shares	17.13
Class Y Shares	17.37
Class R5 Shares	17.36
Class R6 Shares	17.45
MSCI All Country World Index▼ (Broad Market/Style-Specific Index)	11.76
Lipper Global Large-Cap Core Funds Index∎ (Peer Group Index)	12.61
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Global Opportunities Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (8/3/12)	12.36%
1 Year	11.70

Class C Shares
Inception (8/3/12)	12.84%
1 Year	16.27

Class R Shares
Inception (8/3/12)	13.40%
1 Year	17.87

Class Y Shares
Inception (8/3/12)	13.97%
1 Year	18.48

Class R5 Shares
Inception (8/3/12)	13.98%
1 Year	18.47

Class R6 Shares
Inception	13.98%
1 Year	18.56

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.77%, 3.52%, 3.02%,

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/3/12)	11.78%
1 Year	12.01

Class C Shares
Inception (8/3/12)	12.28%
1 Year	16.63

Class R Shares
Inception (8/3/12)	12.85%
1 Year	18.25

Class Y Shares
Inception (8/3/12)	13.41%
1 Year	18.87

Class R5 Shares
Inception (8/3/12)	13.42%
1 Year	18.86

Class R6 Shares
Inception	13.43%
1 Year	18.86

2.52%, 2.28% and 2.28%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2018. See current prospectus for more information.

3                      Invesco Global Opportunities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Global Opportunities Fund

Schedule of Investments

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.65%
Brazil–3.86%
EZ Tec Empreendimentos e Participacoes S.A.	106,979	$685,043

Canada–5.13%
Canadian Natural Resources Ltd.	12,746	405,960
International Petroleum Corp.(a)	4,510	16,395
PrairieSky Royalty Ltd.	22,428	488,762
		911,117

France–5.17%
Airbus SE	5,657	457,418
Legrand S.A.	7,133	461,770
		919,188

Germany–11.45%
Bayer AG	11,347	1,404,129
Volkswagen AG–Preference Shares	3,970	629,434
		2,033,563

Hong Kong–4.31%
Standard Chartered PLC(a)	81,764	766,301

Indonesia–1.23%
PT Bank Rakyat Indonesia (Persero) Tbk	225,700	218,436

Mexico–2.06%
Fibra Uno Administracion S.A. de C.V.	210,400	366,726

Norway–1.81%
Statoil ASA	19,503	320,773

South Korea–1.49%
Hyundai Motor Co., Ltd.–Preference Shares	3,274	265,183

Sweden–1.45%
Lundin Petroleum AB(a)	13,530	257,967

Switzerland–2.24%
LafargeHolcim Ltd.	1	48
Novartis AG	5,165	397,348
		397,396

United Kingdom–24.11%
Barclays PLC	148,073	403,648
Booker Group PLC	112,801	283,434
Essentra PLC	72,256	506,768

	Shares	Value
United Kingdom–(continued)
Howden Joinery Group PLC	25,315	$151,808
London Stock Exchange Group PLC	9,389	411,394
NEX Group PLC	40,921	326,220
Rolls-Royce Holdings PLC	89,291	939,076
Rolls-Royce Holdings PLC–Preference Shares(a)	6,339,661	8,211
Royal Dutch Shell PLC–Class A	12,548	327,044
Tesco PLC(a)	199,823	474,271
Thomas Cook Group PLC	363,728	450,608
		4,282,482

United States–33.34%
American Express Co.	5,617	445,147
Berkshire Hathaway Inc.–Class B(a)	2,401	396,669
Citigroup Inc.	12,561	742,606
First Republic Bank	5,050	466,923
Goodyear Tire & Rubber Co. (The)	7,106	257,450
JPMorgan Chase & Co.	9,060	788,220
Las Vegas Sands Corp.	6,391	377,005
Markel Corp.(a)	210	203,616
Mastercard Inc.–Class A	4,227	491,685
Monsanto Co.	834	97,253
National Oilwell Varco Inc.	5,888	205,903
S&P Global Inc.	1,456	195,381
Samsonite International S.A.	90,000	347,694
Union Pacific Corp.	3,950	442,242
United Technologies Corp.	3,910	465,251
		5,923,045
Total Common Stocks & Other Equity Interests (Cost $14,373,137)		17,347,220

Money Market Funds–2.84%
Government & Agency Portfolio– Institutional Class, 0.67%(b)	303,239	303,239
Treasury Portfolio–Institutional Class, 0.63%(b)	202,159	202,159
Total Money Market Funds (Cost $505,398)		505,398
TOTAL INVESTMENTS–100.49% (Cost $14,878,535)		17,852,618
OTHER ASSETS LESS LIABILITIES–(0.49)%		(87,084)
NET ASSETS–100.00%		$17,765,534

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Opportunities Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2017

Financials	30.2%
Consumer Discretionary	16.9
Industrials	16.5
Energy	11.4
Health Care	10.1
Consumer Staples	4.3
Materials	3.4
Information Technology	2.8
Real Estate	2.1
Money Market Funds Plus Other Assets Less Liabilities	2.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Opportunities Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $14,373,137)	$17,347,220
Investments in affiliated money market funds, at value and cost	505,398
Total investments, at value (Cost $14,878,535)	17,852,618
Foreign currencies, at value (Cost $80,488)	80,165
Receivable for:
Fund shares sold	47,803
Dividends	46,072
Investment for trustee deferred compensation and retirement plans	13,124
Other assets	23,935
Total assets	18,063,717

Liabilities:
Payable for:
Investments purchased	213,193
Fund shares reacquired	8,080
Accrued fees to affiliates	18,383
Accrued trustees’ and officers’ fees and benefits	2,127
Accrued other operating expenses	43,096
Trustee deferred compensation and retirement plans	13,304
Total liabilities	298,183
Net assets applicable to shares outstanding	$17,765,534

Net assets consist of:
Shares of beneficial interest	$15,740,643
Undistributed net investment income	(62,513)
Undistributed net realized gain (loss)	(885,438)
Net unrealized appreciation	2,972,842
$17,765,534

Net Assets:
Class A	$13,323,205
Class C	$3,167,807
Class R	$349,381
Class Y	$896,506
Class R5	$14,847
Class R6	$13,788
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	900,967
Class C	217,984
Class R	23,750
Class Y	60,479
Class R5	1,001
Class R6	930
Class A:
Net asset value per share	$14.79
Maximum offering price per share
(Net asset value of $14.79 ÷ 94.50%)	$15.65
Class C:
Net asset value and offering price per share	$14.53
Class R:
Net asset value and offering price per share	$14.71
Class Y:
Net asset value and offering price per share	$14.82
Class R5:
Net asset value and offering price per share	$14.83
Class R6:
Net asset value and offering price per share	$14.83

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Opportunities Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $14,865)	$117,107
Dividends from affiliated money market funds	382
Total investment income	117,489

Expenses:
Advisory fees	63,831
Administrative services fees	24,795
Custodian fees	7,094
Distribution fees:
Class A	15,166
Class C	14,526
Class R	744
Transfer agent fees — A, C, R and Y	25,433
Transfer agent fees — R5	6
Transfer agent fees — R6	6
Trustees’ and officers’ fees and benefits	8,330
Registration and filing fees	39,473
Reports to shareholders	12,047
Professional services fees	27,066
Other	6,855
Total expenses	245,372
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(144,509)
Net expenses	100,863
Net investment income	16,626

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	230,177
Foreign currencies	(710)
229,467
Change in net unrealized appreciation of:
Investment securities	2,297,666
Foreign currencies	355
2,298,021
Net realized and unrealized gain	2,527,488
Net increase in net assets resulting from operations	$2,544,114

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$16,626	$112,608
Net realized gain (loss)	229,467	(793,352)
Change in net unrealized appreciation	2,298,021	536,285
Net increase (decrease) in net assets resulting from operations	2,544,114	(144,459)

Distributions to shareholders from net investment income:
Class A	(149,117)	(20,017)
Class C	(15,857)	—
Class R	(2,919)	—
Class Y	(7,315)	(15,245)
Class R5	(206)	(52)
Class R6	(192)	(48)
Total distributions from net investment income	(175,606)	(35,362)

Distributions to shareholders from net realized gains:
Class A	—	(366,471)
Class C	—	(87,858)
Class R	—	(6,311)
Class Y	—	(113,691)
Class R5	—	(387)
Class R6	—	(359)
Total distributions from net realized gains	—	(575,077)

Share transactions–net:
Class A	70,894	(664,409)
Class C	(20,793)	(121,271)
Class R	43,731	43,201
Class Y	360,512	(3,856,578)
Net increase (decrease) in net assets resulting from share transactions	454,344	(4,599,057)
Net increase (decrease) in net assets	2,822,852	(5,353,955)

Net assets:
Beginning of period	14,942,682	20,296,637
End of period (includes undistributed net investment income of $(62,513) and $96,467, respectively)	$17,765,534	$14,942,682

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

9                         Invesco Global Opportunities Fund

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

10                         Invesco Global Opportunities Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the

11                         Invesco Global Opportunities Fund

contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.80%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective January 1, 2017, the Adviser has contractually agreed, through at least February 28, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively, of average daily net assets (the “expense limits”). Prior to January 1, 2017, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.36%, 2.11%, 1.61%, 1.11%, 1.11% and 1.11%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees and reimbursed fund level expenses of $119,064 and reimbursed class level expenses of $19,022, $4,555, $467, $933, $6 and $6 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

12                         Invesco Global Opportunities Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $3,691 in front-end sales commissions from the sale of Class A shares and $192 and $58 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2017, there were transfers from Level 1 to Level 2 of $327,044 and from Level 2 to Level 1 of $2,381,607 due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$685,043	$—	$—	$685,043
Canada	911,117	—	—	911,117
France	919,188	—	—	919,188
Germany	2,033,563	—	—	2,033,563
Hong Kong	766,301	—	—	766,301
Indonesia	218,436	—	—	218,436
Mexico	366,726	—	—	366,726
Norway	—	320,773	—	320,773
South Korea	—	265,183	—	265,183
Sweden	—	257,967	—	257,967
Switzerland	397,396	—	—	397,396
United Kingdom	3,543,579	738,903	—	4,282,482
United States	5,923,045	—	—	5,923,045
Money Market Funds	505,398	—	—	505,398
Total Investments	$16,269,792	$1,582,826	$—	$17,852,618

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $456.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco Global Opportunities Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2016, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not Subject to Expiration	$717,552	$—	$717,552

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $3,086,115 and $3,443,867, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,734,784
Aggregate unrealized (depreciation) of investment securities	(215,856)
Net unrealized appreciation of investment securities	$2,518,928

Cost of investments for tax purposes is $15,333,690.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	180,534	$2,460,493	243,794	$2,969,412
Class C	30,690	418,349	54,438	653,836
Class R	3,766	52,232	8,289	99,803
Class Y	43,191	606,363	50,324	623,467

Issued as reinvestment of dividends:
Class A	10,662	143,087	32,327	386,301
Class C	1,117	14,767	7,458	87,858
Class R	208	2,779	498	5,924
Class Y	492	6,614	10,724	128,363

Reacquired:
Class A	(186,940)	(2,532,686)	(324,538)	(4,020,122)
Class C	(33,843)	(453,909)	(71,272)	(862,965)
Class R	(818)	(11,280)	(4,920)	(62,526)
Class Y	(18,245)	(252,465)	(381,426)	(4,608,408)
Net increase (decrease) in share activity	30,814	$454,344	(374,304)	$(4,599,057)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Global Opportunities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$12.77	$0.02	$2.17	$2.19	$(0.17)	$—	$(0.17)	$14.79	17.30%	$13,323	1.13	%(d)	2.95	%(d)	0.34	%(d)	19%
Year ended 10/31/16	13.13	0.09	(0.04)	0.05	(0.02)	(0.39)	(0.41)	12.77	0.57	11,455	1.36		2.77		0.72		52
Year ended 10/31/15	14.74	0.06	0.11	0.17	(0.22)	(1.56)	(1.78)	13.13	1.76	12,405	1.36		2.94		0.43		71
Year ended 10/31/14	14.90	0.14	0.17	0.31	(0.06)	(0.41)	(0.47)	14.74	2.11	11,113	1.36		2.39		0.96		106
Year ended 10/31/13	10.64	0.13	4.20	4.33	(0.07)	—	(0.07)	14.90	40.94	10,912	1.36		4.80		0.97		76
Year ended 10/31/12(e)	10.00	0.02	0.62	0.64	—	—	—	10.64	6.40	1,658	1.35	(f)	11.20	(f)	0.80	(f)	9
Class C
Six months ended 04/30/17	12.51	(0.03)	2.12	2.09	(0.07)	—	(0.07)	14.53	16.80	3,168	1.88	(d)	3.70	(d)	(0.41	)(d)	19
Year ended 10/31/16	12.93	(0.00)	(0.03)	(0.03)	—	(0.39)	(0.39)	12.51	(0.08)	2,753	2.11		3.52		(0.03)		52
Year ended 10/31/15	14.51	(0.04)	0.10	0.06	(0.08)	(1.56)	(1.64)	12.93	0.86	2,967	2.11		3.69		(0.32)		71
Year ended 10/31/14	14.76	0.03	0.17	0.20	(0.04)	(0.41)	(0.45)	14.51	1.39	2,348	2.11		3.14		0.21		106
Year ended 10/31/13	10.62	0.03	4.18	4.21	(0.07)	—	(0.07)	14.76	39.85	1,292	2.11		5.55		0.22		76
Year ended 10/31/12(e)	10.00	0.00	0.62	0.62	—	—	—	10.62	6.20	14	2.10	(f)	11.95	(f)	0.05	(f)	9
Class R
Six months ended 04/30/17	12.69	0.01	2.15	2.16	(0.14)	—	(0.14)	14.71	17.13	349	1.38	(d)	3.20	(d)	0.09	(d)	19
Year ended 10/31/16	13.05	0.06	(0.03)	0.03	—	(0.39)	(0.39)	12.69	0.40	261	1.61		3.02		0.47		52
Year ended 10/31/15	14.67	0.02	0.09	0.11	(0.17)	(1.56)	(1.73)	13.05	1.31	218	1.61		3.19		0.18		71
Year ended 10/31/14	14.85	0.11	0.17	0.28	(0.05)	(0.41)	(0.46)	14.67	1.94	158	1.61		2.64		0.71		106
Year ended 10/31/13	10.63	0.09	4.20	4.29	(0.07)	—	(0.07)	14.85	40.59	40	1.61		5.05		0.72		76
Year ended 10/31/12(e)	10.00	0.01	0.62	0.63	—	—	—	10.63	6.30	11	1.60	(f)	11.45	(f)	0.55	(f)	9
Class Y
Six months ended 04/30/17	12.82	0.04	2.17	2.21	(0.21)	—	(0.21)	14.82	17.37	897	0.88	(d)	2.70	(d)	0.59	(d)	19
Year ended 10/31/16	13.17	0.12	(0.03)	0.09	(0.05)	(0.39)	(0.44)	12.82	0.90	449	1.11		2.52		0.97		52
Year ended 10/31/15	14.81	0.09	0.09	0.18	(0.26)	(1.56)	(1.82)	13.17	1.90	4,681	1.11		2.69		0.68		71
Year ended 10/31/14	14.94	0.18	0.17	0.35	(0.07)	(0.41)	(0.48)	14.81	2.39	2,922	1.11		2.14		1.21		106
Year ended 10/31/13	10.65	0.16	4.20	4.36	(0.07)	—	(0.07)	14.94	41.21	5,414	1.11		4.55		1.22		76
Year ended 10/31/12(e)	10.00	0.03	0.62	0.65	—	—	—	10.65	6.50	1,581	1.10	(f)	10.95	(f)	1.05	(f)	9
Class R5
Six months ended 04/30/17	12.83	0.04	2.17	2.21	(0.21)	—	(0.21)	14.83	17.36	15	0.88	(d)	2.46	(d)	0.59	(d)	19
Year ended 10/31/16	13.18	0.12	(0.03)	0.09	(0.05)	(0.39)	(0.44)	12.83	0.91	13	1.11		2.28		0.97		52
Year ended 10/31/15	14.81	0.09	0.10	0.19	(0.26)	(1.56)	(1.82)	13.18	1.97	13	1.11		2.45		0.68		71
Year ended 10/31/14	14.94	0.18	0.17	0.35	(0.07)	(0.41)	(0.48)	14.81	2.39	15	1.11		1.99		1.21		106
Year ended 10/31/13	10.64	0.16	4.21	4.37	(0.07)	—	(0.07)	14.94	41.34	15	1.11		4.53		1.22		76
Year ended 10/31/12(e)	10.00	0.03	0.61	0.64	—	—	—	10.64	6.40	11	1.10	(f)	11.00	(f)	1.05	(f)	9
Class R6
Six months ended 04/30/17	12.82	0.04	2.18	2.22	(0.21)	—	(0.21)	14.83	17.45	14	0.88	(d)	2.46	(d)	0.59	(d)	19
Year ended 10/31/16	13.17	0.12	(0.03)	0.09	(0.05)	(0.39)	(0.44)	12.82	0.90	12	1.11		2.28		0.97		52
Year ended 10/31/15	14.81	0.09	0.09	0.18	(0.26)	(1.56)	(1.82)	13.17	1.89	12	1.11		2.45		0.68		71
Year ended 10/31/14	14.94	0.18	0.17	0.35	(0.07)	(0.41)	(0.48)	14.81	2.39	14	1.11		1.99		1.21		106
Year ended 10/31/13	10.64	0.16	4.21	4.37	(0.07)	—	(0.07)	14.94	41.34	14	1.11		4.53		1.22		76
Year ended 10/31/12(e)	10.76	0.01	(0.13)	(0.12)	—	—	—	10.64	(1.12)	10	1.10	(f)	8.37	(f)	1.05	(f)	9

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $12,234, $2,929, $300, $600, $14, and $13 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of August 3, 2012 for Class A, Class C, Class R, Class Y, and Class R5 shares and September 24, 2012 for Class R6 shares, respectively.
(f)	Annualized.

15                         Invesco Global Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/17)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,173.00	$6.14	$1,019.14	$5.71	1.14%
C	1,000.00	1,168.00	10.16	1,015.42	9.44	1.89
R	1,000.00	1,171.30	7.48	1,017.90	6.95	1.39
Y	1,000.00	1,173.70	4.80	1,020.38	4.46	0.89
R5	1,000.00	1,173.60	4.74	1,020.43	4.41	0.88
R6	1,000.00	1,174.50	4.74	1,020.43	4.41	0.88

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective January 1, 2017, the Fund’s Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.03%, 1.78%, 1.28%, 0.78%, 0.77% and 0.77% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.55, $9.57, $6.89, $4.20, $4.15 and $4.15 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.16, $8.90, $6.41, $3.91, $3.86 and $3.86 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

16                         Invesco Global Opportunities Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Global Opportunities Fund, an investment portfolio of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			223,793,482	4,222,604
	James T. Bunch			223,608,407	4,407,679
	Bruce L. Crockett			223,732,174	4,283,912
	Jack M. Fields			223,754,319	4,261,767
	Martin L. Flanagan			223,733,398	4,282,688
	Cynthia Hostetler			223,836,726	4,179,360
	Dr. Eli Jones			223,800,044	4,216,042
	Dr. Prema Mathai-Davis			223,783,907	4,232,179
	Teresa M. Ressel			223,875,345	4,140,741
	Dr. Larry Soll			223,712,012	4,304,074
	Ann Barnett Stern			223,807,006	4,209,080
	Raymond Stickel, Jr.			223,769,961	4,246,125
	Philip A. Taylor			223,765,649	4,250,437
	Robert C. Troccoli			223,795,893	4,220,193
	Christopher L. Wilson			223,789,451	4,226,635

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	163,839,392	8,368,018	3,110,262	52,698,414

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Global Opportunities Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	328,327	33,805	19,792	183,486
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	342,351	18,882	20,691	183,486

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

17                         Invesco Global Opportunities Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611 Invesco Distributors, Inc. GLOPP-SAR-1 06012017 1037

Semiannual Report to Shareholders	April 30, 2017

Invesco Global Responsibility Equity Fund
Nasdaq:
A: VSQAX ∎ C: VSQCX ∎ R: VSQRX ∎ Y: VSQYX ∎ R5: VSQFX ∎ R6: VSQSX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	12.80%
Class C Shares	12.31
Class R Shares	12.68
Class Y Shares	12.92
Class R5 Shares	12.92
Class R6 Shares	12.92
MSCI World Index▼ (Broad Market/Style-Specific Index)	12.12
Lipper Global Multi-Cap Core Funds Index∎ (Peer Group Index)	12.27
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Global Multi-Cap Core Funds Index is an unmanaged index considered representative of global multi-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (7/1/16)	9.56%

Class C Shares
Inception (7/1/16)	14.18%

Class R Shares
Inception (7/1/16)	15.67%

Class Y Shares
Inception (7/1/16)	16.14%

Class R5 Shares
Inception (7/1/16)	16.14%

Class R6 Shares
Inception (7/1/16)	16.14%

Cumulative Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/1/16)	7.12%

Class C Shares
Inception (7/1/16)	11.71%

Class R Shares
Inception (7/1/16)	13.10%

Class Y Shares
Inception (7/1/16)	13.56%

Class R5 Shares
Inception (7/1/16)	13.56%

Class R6 Shares
Inception (7/1/16)	13.56%

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.85%, 1.60%, 1.10%, 0.60%, 0.60% and 0.60%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 16.89%, 17.64%, 17.14%, 16.64%, 16.64% and 16.60%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2018. See current prospectus for more information.

2                      Invesco Global Responsibility Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                      Invesco Global Responsibility Equity Fund

Schedule of Investments

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.43%
Australia–2.26%
Cochlear Ltd.	394	$41,271
CSR Ltd.	1,172	4,301
Fortescue Metals Group Ltd.	6,167	24,522
		70,094

Canada–2.69%
Barrick Gold Corp.	544	9,094
CAE, Inc.	3,181	48,583
Canadian Imperial Bank of Commerce	242	19,544
IGM Financial, Inc.	213	6,399
		83,620

Denmark–0.32%
Danske Bank A/S	273	9,915

Finland–0.66%
Orion Oyj–Class B	201	11,527
Stora Enso Oyj–Class R	755	8,981
		20,508

France–0.55%
Sanofi	180	17,000

Germany–6.34%
Covestro AG–REGS (a)	1,378	107,415
Hochtief AG	496	89,302
		196,717

Japan–9.65%
Hoya Corp.	1,500	71,742
IBIDEN CO., LTD.	300	5,275
Iida Group Holdings Co., Ltd.	1,800	28,645
K’s Holdings Corp.	3,300	63,498
Kao Corp.	500	27,576
mixi, Inc.	900	49,895
Sumitomo Osaka Cement Co., Ltd.	2,000	8,684
TDK Corp.	500	30,999
TS TECH Co., Ltd.	500	13,110
		299,424

South Africa–0.78%
Mondi PLC	937	24,284

Spain–1.70%
Industria de Diseno Textil, S.A.	1,377	52,814

Sweden–4.26%
Intrum Justitia AB	311	12,359
Sandvik AB	7,470	119,924
		132,283

	Shares	Value
Switzerland–3.49%
Adecco Group AG	1,372	$101,895
Lonza Group AG	31	6,340
		108,235

United Kingdom–7.47%
Experian PLC	1,699	36,481
Fiat Chrysler Automobiles N.V.(b)	6,941	78,557
Johnson Matthey PLC	1,024	39,472
Kier Group PLC	1,492	25,856
Moneysupermarket.com Group PLC	2,200	9,856
RELX PLC	1,161	23,536
Subsea 7 S.A.	1,099	18,102
		231,860

United States–55.26%
Aflac, Inc.	714	53,464
American Express Co.	35	2,774
American Tower Corp.–Class A	686	86,395
Apple Inc.	108	15,514
Applied Materials, Inc.	700	28,427
Bank of America Corp.	312	7,282
Baxter International Inc.	1,725	96,048
Biogen Inc.(b)	121	32,816
Bunge Ltd.	375	29,636
Campbell Soup Co.	272	15,651
Cisco Systems, Inc.	1,167	39,760
Citigroup Inc.	2,199	130,005
Citizens Financial Group, Inc.	269	9,875
Conagra Brands, Inc.	3,044	118,046
Discover Financial Services	81	5,070
Everest Re Group, Ltd.	76	19,130
Gilead Sciences, Inc.	1,019	69,853
HP Inc.	6,501	122,349
Intel Corp.	3,599	130,104
International Business Machines Corp.	777	124,545
JM Smucker Co. (The)	53	6,716
Johnson & Johnson	645	79,638
JPMorgan Chase & Co.	1,058	92,046
ManpowerGroup Inc.	161	16,258
Navient Corp.	2,136	32,467
NCR Corp.(b)	581	23,966
Newmont Mining Corp.	117	3,956
Procter & Gamble Co. (The)	293	25,588
Prudential Financial, Inc.	815	87,230
QUALCOMM, Inc.	914	49,118
Quest Diagnostics Inc.	531	56,026
Scripps Networks Interactive Inc.–Class A	961	71,806
Teradata Corp.(b)	198	5,778
Tyson Foods, Inc.–Class A	288	18,507

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Responsibility Equity Fund

	Shares	Value
United States–(continued)
Voya Financial, Inc.	85	$3,177
Waste Management, Inc.	80	5,822
		1,714,843
Total Common Stocks & Other Equity Interests (Cost $2,733,995)		2,961,597

Money Market Funds–8.79%
Government & Agency Portfolio–Institutional Class, 0.67%(c)	163,699	163,699
Treasury Portfolio–Institutional Class, 0.63%(c)	109,132	109,132
Total Money Market Funds (Cost $272,831)		272,831
TOTAL INVESTMENTS–104.22% (Cost $3,006,826)		3,234,428
OTHER ASSETS LESS LIABILITIES–(4.22)%		(130,936)
NET ASSETS–100.00%		$3,103,492

Investment Abbreviations:

REGS — Regulation S

Notes to Schedule of Investments:

(a)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2017 represented 3.46% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2017

Information Technology	20.5%
Health Care	15.5
Industrials	15.5
Financials	15.4
Consumer Discretionary	9.9
Consumer Staples	7.8
Materials	7.4
Real Estate	2.8
Energy	0.6
Money Market Funds Plus Other Assets Less Liabilities	4.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Responsibility Equity Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $2,733,995)	$2,961,597
Investments in affiliated money market funds, at value and cost	272,831
Total investments, at value (Cost $3,006,826)	3,234,428
Foreign currencies, at value (Cost $1,931)	2,072
Receivable for:
Investments sold	152,439
Fund shares sold	4,066
Dividends	10,201
Fund expenses absorbed	7,773
Investment for trustee deferred compensation and retirement plans	895
Other assets	25,149
Total assets	3,437,023

Liabilities:
Payable for:
Investments purchased	283,885
Fund shares reacquired	10,897
Accrued fees to affiliates	195
Accrued trustees’ and officers’ fees and benefits	2,197
Accrued other operating expenses	35,462
Trustee deferred compensation and retirement plans	895
Total liabilities	333,531
Net assets applicable to shares outstanding	$3,103,492

Net assets consist of:
Shares of beneficial interest	$2,799,372
Undistributed net investment income	15,188
Undistributed net realized gain	61,263
Net unrealized appreciation	227,669
$3,103,492

Net Assets:
Class A	$178,768
Class C	$45,616
Class R	$11,708
Class Y	$59,612
Class R5	$11,729
Class R6	$2,796,059

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	15,268
Class C	3,906
Class R	1,001
Class Y	5,087
Class R5	1,001
Class R6	238,612
Class A:
Net asset value per share	$11.71
Maximum offering price per share
(Net asset value of $11.71 ÷ 94.50%)	$12.39
Class C:
Net asset value and offering price per share	$11.68
Class R:
Net asset value and offering price per share	$11.70
Class Y:
Net asset value and offering price per share	$11.72
Class R5:
Net asset value and offering price per share	$11.72
Class R6:
Net asset value and offering price per share	$11.72

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Responsibility Equity Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,585)	$26,374
Dividends from affiliated money market funds	500
Total investment income	26,874

Expenses:
Advisory fees	7,151
Administrative services fees	24,794
Custodian fees	1,962
Distribution fees:
Class A	122
Class C	93
Class R	27
Transfer agent fees — A, C, R and Y	492
Transfer agent fees — R5	3
Transfer agent fees — R6	623
Trustees’ and officers’ fees and benefits	8,494
Registration and filing fees	42,930
Reports to shareholders	18,207
Professional services fees	38,586
Other	6,011
Total expenses	149,495
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(142,749)
Net expenses	6,746
Net investment income	20,128

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	66,210
Foreign currencies	427
Futures contracts	(4,075)
62,562
Change in net unrealized appreciation of:
Investment securities	191,591
Foreign currencies	17
191,608
Net realized and unrealized gain	254,170
Net increase in net assets resulting from operations	$274,298

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Responsibility Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the period July 1, 2016 (commencement date) through October 31, 2016

(Unaudited)

	April 30, 2017	July 1, 2016 (commencement date) through October 31, 2016
Operations:
Net investment income	$20,128	$5,592
Net realized gain (loss)	62,562	(33)
Change in net unrealized appreciation	191,608	36,061
Net increase in net assets resulting from operations	274,298	41,620

Distributions to shareholders from net investment income:
Class A	(272)	—
Class C	(19)	—
Class R	(47)	—
Class Y	(288)	—
Class R5	(72)	—
Class R6	(11,658)	—
Total distributions from net investment income	(12,356)	—

Distributions to shareholders from net realized gains:
Class A	(57)	—
Class C	(12)	—
Class R	(13)	—
Class Y	(50)	—
Class R5	(13)	—
Class R6	(2,024)	—
Total distributions from net realized gains	(2,169)	—

Share transactions–net:
Class A	121,032	44,374
Class C	32,980	10,010
Class R	—	10,010
Class Y	12,016	40,007
Class R5	—	10,010
Class R6	1,205,886	1,315,774
Net increase in net assets resulting from share transactions	1,371,914	1,430,185
Net increase in net assets	1,631,687	1,471,805

Net assets:
Beginning of period	1,471,805	—
End of period (includes undistributed net investment income of $15,188 and $7,416, respectively)	$3,103,492	$1,471,805

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Responsibility Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

8                         Invesco Global Responsibility Equity Fund

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the

9                         Invesco Global Responsibility Equity Fund

Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

10                         Invesco Global Responsibility Equity Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $25 million	0.65%
Over $25 million	0.60%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.65%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2018, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.85%, 1.60%, 1.10%, 0.60%, 0.60%, and 0.60%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $7,151 and fund level fees of $134,480, and reimbursed class level expenses of $267, $51, $30, $135, $3 and $623 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

11                         Invesco Global Responsibility Equity Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that there were no front-end sales commissions retained from the sale of Class A shares and there were no CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the year ended April 30, 2017, there were transfers from Level 1 to Level 2 of $89,302 and from Level 2 to Level 1 of $166,470, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$70,094	$—	$—	$70,094
Canada	83,620	—	—	83,620
Denmark	9,915	—	—	9,915
Finland	20,508	—	—	20,508
France	—	17,000	—	17,000
Germany	107,415	89,302	—	196,717
Japan	196,683	102,741	—	299,424
South Africa	24,284	—	—	24,284
Spain	52,814	—	—	52,814
Sweden	132,283	—	—	132,283
Switzerland	108,235	—	—	108,235
United Kingdom	114,269	117,591	—	231,860
United States	1,714,843	—	—	1,714,843
Money Market Funds	272,831	—	—	272,831
Total Investments	$2,907,794	$326,634	$—	$3,234,428

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

12                         Invesco Global Responsibility Equity Fund

Effect of Derivative Investments for the six months ended April 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(4,075)

The table below summarizes the average notional value of futures contracts outstanding for three months during the period.

Futures Contracts
Average notional value	$260,099

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2016.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $2,080,109 and $723,025, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$260,393
Aggregate unrealized (depreciation) of investment securities	(33,638)
Net unrealized appreciation of investment securities	$226,755

Cost of investments for tax purposes is $3,007,673.

13                         Invesco Global Responsibility Equity Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		July 1, 2016 (commencement date) through October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	11,103	$123,106	4,720	$48,174
Class C	2,906	32,995	1,001	10,010
Class R	—	—	1,001	10,010
Class Y	1,086	12,016	4,006	40,060
Class R5	—	—	1,001	10,010
Class R6	120,875	1,330,789	132,041	1,344,525

Issued as reinvestment of dividends:
Class A	9	98	—	—
Class R6	560	6,077	—	—

Reacquired:
Class A	(200)	(2,172)	(364)	(3,800)
Class C	(1)	(15)	—	—
Class Y	—	—	(5)	(53)
Class R6	(12,174)	(130,980)	(2,690)	(28,751)
Net increase in share activity	124,164	$1,371,914	140,711	$1,430,185

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 56% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 40% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

14                         Invesco Global Responsibility Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$10.45	$0.06	$1.27	$1.33	$(0.06)	$(0.01)	$(0.07)	$11.71	12.80%	$179	0.84	%(d)	14.27	%(d)	1.60	%(d)	35%
Year ended 10/31/16(e)	10.17	0.04	0.24	0.28	—	—	—	10.45	2.75	46	0.84	(f)	31.57	(f)	1.13	(f)	18
Class C
Six months ended 04/30/17	10.42	0.02	1.27	1.29	(0.02)	(0.01)	(0.03)	11.68	12.42	46	1.59	(d)	15.02	(d)	0.85	(d)	35
Year ended 10/31/16(e)	10.17	0.01	0.24	0.25	—	—	—	10.42	2.46	10	1.59	(f)	32.32	(f)	0.38	(f)	18
Class R
Six months ended 04/30/17	10.44	0.05	1.27	1.32	(0.05)	(0.01)	(0.06)	11.70	12.68	12	1.09	(d)	14.52	(d)	1.35	(d)	35
Year ended 10/31/16(e)	10.17	0.03	0.24	0.27	—	—	—	10.44	2.65	10	1.09	(f)	31.82	(f)	0.88	(f)	18
Class Y
Six months ended 04/30/17	10.46	0.08	1.26	1.34	(0.07)	(0.01)	(0.08)	11.72	12.92	60	0.59	(d)	14.02	(d)	1.85	(d)	35
Year ended 10/31/16(e)	10.17	0.05	0.24	0.29	—	—	—	10.46	2.85	42	0.59	(f)	31.32	(f)	1.38	(f)	18
Class R5
Six months ended 04/30/17	10.46	0.10	1.24	1.34	(0.07)	(0.01)	(0.08)	11.72	12.92	12	0.59	(d)	13.53	(d)	1.85	(d)	35
Year ended 10/31/16(e)	10.17	0.05	0.24	0.29	—	—	—	10.46	2.85	10	0.59	(f)	29.53	(f)	1.38	(f)	18
Class R6
Six months ended 04/30/17	10.46	0.10	1.24	1.34	(0.07)	(0.01)	(0.08)	11.72	12.92	2,796	0.59	(d)	13.53	(d)	1.85	(d)	35
Year ended 10/31/16(e)	10.17	0.05	0.24	0.29	—	—	—	10.46	2.85	1,353	0.59	(f)	29.53	(f)	1.38	(f)	18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $98, $19, $11, $50, $11 and $2,030 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of July 1, 2016.
(f)	Annualized.

15                         Invesco Global Responsibility Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,128.00	$4.48	$1,020.58	$4.26	0.85%
C	1,000.00	1,123.10	8.42	1,016.86	8.00	1.60
R	1,000.00	1,126.80	5.80	1,019.34	5.51	1.10
Y	1,000.00	1,129.20	3.17	1,021.82	3.01	0.60
R5	1,000.00	1,129.20	3.11	1,021.87	2.96	0.59
R6	1,000.00	1,129.20	3.11	1,021.87	2.96	0.59

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Global Responsibility Equity Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Global Responsibility Equity Fund, an investment portfolio of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			223,793,482	4,222,604
	James T. Bunch			223,608,407	4,407,679
	Bruce L. Crockett			223,732,174	4,283,912
	Jack M. Fields			223,754,319	4,261,767
	Martin L. Flanagan			223,733,398	4,282,688
	Cynthia Hostetler			223,836,726	4,179,360
	Dr. Eli Jones			223,800,044	4,216,042
	Dr. Prema Mathai-Davis			223,783,907	4,232,179
	Teresa M. Ressel			223,875,345	4,140,741
	Dr. Larry Soll			223,712,012	4,304,074
	Ann Barnett Stern			223,807,006	4,209,080
	Raymond Stickel, Jr.			223,769,961	4,246,125
	Philip A. Taylor			223,765,649	4,250,437
	Robert C. Troccoli			223,795,893	4,220,193
	Christopher L. Wilson			223,789,451	4,226,635

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	163,839,392	8,368,018	3,110,262	52,698,414
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	100,232	0	0	191
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	100,232	0	0	191

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

17                         Invesco Global Responsibility Equity Fund

Explore High-Conviction Investing with Invesco

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611                         Invesco Distributors, Inc.                                                                                 GLRE-SAR-1             06232017      1201

Semiannual Report to Shareholders	April 30, 2017

Invesco Global Small & Mid Cap Growth Fund
Nasdaq:
A: AGAAX ∎ B: AGABX ∎ C: AGACX ∎ Y: AGAYX ∎ R5: GAIIX ∎ R6: AGSSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	11.36%
Class B Shares	10.91
Class C Shares	10.97
Class Y Shares	11.44
Class R5 Shares	11.62
Class R6 Shares*	11.38
MSCI All Country World Small Mid Cap Index▼ (Broad Market Index)	12.63
MSCI All Country World Small and Mid Cap Growth Index▼ (Style-Specific Index)	11.90
Lipper Global Small/Mid-Cap Funds Classification Average∎ (Peer Group)	13.39
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc. *Class R6 shares incepted on April 4, 2017. See page 3 for more information.

The MSCI All Country World Small Mid Cap Index is an unmanaged index designed to measure small and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country World Small and Mid Cap Growth Index is an unmanaged index designed to measure small and mid-cap growth stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-reinvestors.

    The Lipper Global Small/Mid-Cap Funds Classification Average represents an average of all funds in the Lipper Global Small/Mid-Cap Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Global Small & Mid Cap Growth Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	7.98%
10 Years	3.23
5 Years	7.08
1 Year	6.73

Class B Shares
Inception (9/15/94)	8.04%
10 Years	3.20
5 Years	7.18
1 Year	7.15

Class C Shares
Inception (8/4/97)	5.38%
10 Years	3.05
5 Years	7.49
1 Year	11.14

Class Y Shares
10 Years	4.05%
5 Years	8.56
1 Year	13.24

Class R5 Shares
10 Years	4.30%
5 Years	8.73
1 Year	13.44

Class R6 Shares
10 Years	3.82%
5 Years	8.31
1 Year	12.99

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R5 shares incepted on September 28, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	7.84%
10 Years	3.30
5 Years	6.28
1 Year	5.03

Class B Shares
Inception (9/15/94)	7.91%
10 Years	3.27
5 Years	6.37
1 Year	5.29

Class C Shares
Inception (8/4/97)	5.22%
10 Years	3.12
5 Years	6.69
1 Year	9.35

Class Y Shares
10 Years	4.11%
5 Years	7.75
1 Year	11.44

Class R5 Shares
10 Years	4.36%
5 Years	7.91
1 Year	11.56

of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.36%, 2.11%, 2.11%, 1.11%, 0.98% and 0.93%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.37%, 2.12%, 2.12%, 1.12%, 0.99% and 0.94%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Global Small & Mid Cap Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Global Small & Mid Cap Growth Fund

Schedule of Investments

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–92.76%
Australia–1.27%
Computershare Ltd.	606,473	$6,694,279

Brazil–7.19%
BM&FBOVESPA S.A.	2,140,800	12,824,898
BR Malls Participacoes S.A.(a)	1,248,520	5,527,994
Cielo S.A.	1,222,764	9,286,571
Kroton Educacional S.A.	1,345,400	6,338,527
Raia Drogasil S.A.	182,700	3,883,437
		37,861,427

Canada–8.11%
Celestica Inc.(a)	533,000	7,593,927
Fairfax Financial Holdings Ltd.	20,671	9,448,562
Onex Corp.	167,223	12,064,457
Open Text Corp.	180,620	6,262,128
Peyto Exploration & Development Corp.	187,000	3,402,615
TFI International Inc.	180,000	3,918,690
		42,690,379

China–3.18%
Lee & Man Paper Manufacturing Ltd.	8,480,000	6,639,265
NetEase, Inc.–ADR	38,128	10,118,790
		16,758,055

Colombia–0.55%
Gran Tierra Energy Inc.(a)	1,149,433	2,896,421

France–1.21%
Bollore S.A.	1,559,165	6,343,518

Germany–5.71%
Deutsche Boerse AG	151,855	14,862,596
MorphoSys AG(a)	157,821	9,579,071
MTU Aero Engines AG	39,000	5,592,847
		30,034,514

Hong Kong–5.81%
Hongkong Land Holdings Ltd.	1,497,100	11,565,518
WH Group Ltd.–REGS(b)	21,266,500	19,001,617
		30,567,135

Indonesia–0.53%
PT Perusahaan Gas Negara Persero Tbk(a)	15,437,600	2,811,361

Ireland–1.26%
Origin Enterprises PLC	818,004	6,638,336

Israel–1.42%
Israel Discount Bank Ltd.–Class A(a)	3,086,000	7,467,064

Japan–0.69%
EXEDY Corp.	133,000	3,627,002

	Shares	Value
Philippines–1.16%
Energy Development Corp.	50,672,100	$6,098,127

Switzerland–1.15%
Tecan Group AG	35,536	6,064,030

Turkey–3.67%
Haci Omer Sabanci Holding A.S.	3,414,111	10,171,001
Tupras-Turkiye Petrol Rafinerileri A.S.	363,635	9,164,085
		19,335,086

United Kingdom–21.95%
Aberdeen Asset Management PLC	1,170,542	4,229,880
Compass Group PLC	165,574	3,341,154
DCC PLC	288,961	26,684,901
HomeServe PLC	1,099,489	9,526,949
IG Group Holdings PLC	901,552	6,346,396
Informa PLC	899,791	7,476,608
John Wood Group PLC	680,000	6,689,190
Jupiter Fund Management PLC	958,750	5,893,455
Micro Focus International PLC	761,607	25,528,896
Savills PLC	689,358	8,294,637
UBM PLC	283,616	2,609,947
Ultra Electronics Holdings PLC	225,074	6,098,511
William Hill PLC	742,541	2,822,704
		115,543,228

United States–27.90%
Acuity Brands, Inc.	8,154	1,435,919
Advance Auto Parts, Inc.	14,564	2,070,127
Allegion PLC	51,350	4,038,164
Amphenol Corp.–Class A	36,167	2,615,236
Boston Scientific Corp.(a)	147,038	3,878,862
Brunswick Corp.	37,901	2,150,882
Burlington Stores, Inc.(a)	41,317	4,087,078
Cadence Design Systems, Inc.(a)	83,682	2,725,523
CBOE Holdings Inc.	28,045	2,311,188
Centene Corp.(a)	43,324	3,223,306
Cheniere Energy, Inc.(a)	58,709	2,662,453
Cinemark Holdings, Inc.	89,629	3,871,973
Cirrus Logic, Inc.(a)	47,475	3,055,016
Concho Resources Inc.(a)	19,798	2,507,615
Constellation Brands, Inc.–Class A	16,332	2,817,923
CoStar Group Inc.(a)	17,687	4,260,621
Diamondback Energy Inc.(a)	37,385	3,732,518
Dollar Tree, Inc.(a)	20,092	1,663,015
E*TRADE Financial Corp.(a)	122,891	4,245,884
Electronic Arts Inc.(a)	42,897	4,067,494
F5 Networks, Inc.(a)	20,877	2,695,847
Fidelity National Information Services, Inc.	54,299	4,571,433
Foot Locker, Inc.	27,842	2,153,300
Gartner, Inc.(a)	18,594	2,121,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Small & Mid Cap Growth Fund

	Shares	Value
United States–(continued)
Genesee & Wyoming Inc.–Class A(a)	34,049	$2,307,160
Henry Schein, Inc.(a)	15,177	2,637,763
Hologic, Inc.(a)	89,683	4,049,187
Humana Inc.	8,817	1,957,198
INC Research Holdings, Inc.–Class A(a)	47,160	2,122,200
Intercontinental Exchange, Inc.	46,043	2,771,789
Masco Corp.	101,680	3,764,194
Microsemi Corp.(a)	45,257	2,124,364
Nasdaq, Inc.	22,367	1,540,415
Newell Brands, Inc.	60,956	2,910,039
Pacira Pharmaceuticals, Inc.(a)	29,630	1,438,536
Patheon N.V.(a)	90,024	2,422,546
Pinnacle Foods Inc.	58,303	3,390,319
Republic Services, Inc.	51,940	3,271,701
Robert Half International, Inc.	58,664	2,701,477
S&P Global Inc.	16,956	2,275,326
SBA Communications Corp.–Class A(a)	24,850	3,143,276
ServiceNow, Inc.(a)	34,718	3,280,157
Sherwin-Williams Co. (The)	12,063	4,037,245
SS&C Technologies Holdings, Inc.	103,128	3,788,923
Stanley Black & Decker Inc.	28,622	3,896,885

	Shares	Value
United States–(continued)
Summit Materials, Inc.–Class A(a)	106,572	$2,734,638
TD Ameritrade Holding Corp.	33,471	1,280,935
Ulta Beauty, Inc.(a)	9,827	2,765,711
Vantiv, Inc.–Class A(a)	49,642	3,079,790
Wynn Resorts Ltd.	15,516	1,908,623
Zayo Group Holdings, Inc.(a)	66,155	2,320,056
		146,883,219
Total Common Stocks & Other Equity Interests (Cost $334,549,458)		488,313,181

Money Market Funds–7.03%
Government & Agency Portfolio– Institutional Class, 0.67%(c)	22,209,441	22,209,441
Treasury Portfolio–Institutional Class, 0.63%(c)	14,806,294	14,806,294
Total Money Market Funds (Cost $37,015,735)		37,015,735
TOTAL INVESTMENTS–99.79% (Cost $371,565,193)		525,328,916
OTHER ASSETS LESS LIABILITIES–0.21%		1,079,633
NET ASSETS–100.00%		$526,408,549

Investment Abbreviations:

ADR	– American Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2017 represented 3.61% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2017

Information Technology	19.7%
Financials	18.6
Industrials	15.1
Consumer Discretionary	9.5
Health Care	7.1
Consumer Staples	6.8
Energy	5.9
Real Estate	5.4
Materials	2.6
Utilities	1.7
Telecommunication Services	0.4
Money Market Funds Plus Other Assets Less Liabilities	7.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Small & Mid Cap Growth Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $334,549,458)	$488,313,181
Investments in affiliated money market funds, at value and cost	37,015,735
Total investments, at value (Cost $371,565,193)	525,328,916
Foreign currencies, at value (Cost $541,808)	560,962
Receivable for:
Investments sold	2,068,588
Fund shares sold	123,156
Dividends	1,757,393
Investment for trustee deferred compensation and retirement plans	210,434
Other assets	46,667
Total assets	530,096,116

Liabilities:
Payable for:
Investments purchased	2,200,589
Fund shares reacquired	713,186
Accrued foreign taxes	423
Accrued fees to affiliates	328,862
Accrued trustees’ and officers’ fees and benefits	2,872
Accrued other operating expenses	208,997
Trustee deferred compensation and retirement plans	232,638
Total liabilities	3,687,567
Net assets applicable to shares outstanding	$526,408,549

Net assets consist of:
Shares of beneficial interest	$351,896,005
Undistributed net investment income	810,755
Undistributed net realized gain	19,898,705
Net unrealized appreciation	153,803,084
$526,408,549

Net Assets:
Class A	$466,248,353
Class B	$2,685,374
Class C	$23,477,603
Class Y	$21,120,602
Class R5	$12,866,252
Class R6	$10,365

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	24,110,405
Class B	168,338
Class C	1,470,328
Class Y	1,090,242
Class R5	669,249
Class R6	539
Class A:
Net asset value per share	$19.34
Maximum offering price per share
(Net asset value of $19.34 ÷ 94.50%)	$20.47
Class B:
Net asset value and offering price per share	$15.95
Class C:
Net asset value and offering price per share	$15.97
Class Y:
Net asset value and offering price per share	$19.37
Class R5:
Net asset value and offering price per share	$19.22
Class R6:
Net asset value and offering price per share	$19.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Small & Mid Cap Growth Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $252,566)	$4,817,094
Dividends from affiliated money market funds	98,971
Total investment income	4,916,065

Expenses:
Advisory fees	1,981,565
Administrative services fees	68,005
Custodian fees	80,684
Distribution fees:
Class A	557,670
Class B	17,419
Class C	114,287
Transfer agent fees — A, B, C and Y	581,350
Transfer agent fees — R5	6,210
Trustees’ and officers’ fees and benefits	13,606
Registration and filing fees	38,088
Reports to shareholders	138,767
Professional services fees	34,313
Other	15,177
Total expenses	3,647,141
Less: Fees waived and expense offset arrangement(s)	(33,329)
Net expenses	3,613,812
Net investment income	1,302,253

Realized and unrealized gain from:
Net realized gain from:
Investment securities	20,795,416
Foreign currencies	77,604
20,873,020
Change in net unrealized appreciation of:
Investment securities	32,425,076
Foreign currencies	48,895
32,473,971
Net realized and unrealized gain	53,346,991
Net increase in net assets resulting from operations	$54,649,244

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Small & Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$1,302,253	$3,534,965
Net realized gain	20,873,020	662,507
Change in net unrealized appreciation (depreciation)	32,473,971	(182,110)
Net increase in net assets resulting from operations	54,649,244	4,015,362

Distributions to shareholders from net investment income:
Class A	(3,142,059)	(2,652,445)
Class B	(80)	—
Class C	(479)	—
Class Y	(149,150)	(131,610)
Class R5	(140,580)	(123,730)
Total distributions from net investment income	(3,432,348)	(2,907,785)

Distributions to shareholders from net realized gains:
Class A	(725,285)	(28,975,343)
Class B	(7,610)	(492,744)
Class C	(45,455)	(1,894,472)
Class Y	(25,107)	(952,999)
Class R5	(20,746)	(771,132)
Total distributions from net realized gains	(824,203)	(33,086,690)

Share transactions–net:
Class A	(29,924,116)	(24,782,343)
Class B	(1,803,045)	(2,638,770)
Class C	(2,490,574)	(2,344,961)
Class Y	3,496,306	101,749
Class R5	(1,208,110)	(8,306)
Class R6	10,000	—
Net increase (decrease) in net assets resulting from share transactions	(31,919,539)	(29,672,631)
Net increase (decrease) in net assets	18,473,154	(61,651,744)

Net assets:
Beginning of period	507,935,395	569,587,139
End of period (includes undistributed net investment income of $810,755 and $2,940,850, respectively)	$526,408,549	$507,935,395

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Small & Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. On April 4, 2017, the Fund began offering Class R6 shares. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and

9                         Invesco Global Small & Mid Cap Growth Fund

capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the

10                         Invesco Global Small & Mid Cap Growth Fund

Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

11                         Invesco Global Small & Mid Cap Growth Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.79%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.00%, 2.00% and 2.00%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $26,163.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

12                         Invesco Global Small & Mid Cap Growth Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $22,104 in front-end sales commissions from the sale of Class A shares and $243, $0 and $456 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2017, the Fund incurred $542 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2017, there were transfers from Level 1 to Level 2 of $26,509,191 and from Level 2 to Level 1 of $72,110,007, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$6,694,279	$—	$—	$6,694,279
Brazil	37,861,427	—	—	37,861,427
Canada	42,690,379	—	—	42,690,379
China	10,118,790	6,639,265	—	16,758,055
Colombia	2,896,421	—	—	2,896,421
France	6,343,518	—	—	6,343,518
Germany	30,034,514	—	—	30,034,514
Hong Kong	19,001,617	11,565,518	—	30,567,135
Indonesia	—	2,811,361	—	2,811,361
Ireland	6,638,336	—	—	6,638,336
Israel	—	7,467,064	—	7,467,064
Japan	3,627,002	—	—	3,627,002
Philippines	6,098,127	—	—	6,098,127
Switzerland	6,064,030	—	—	6,064,030
Turkey	19,335,086	—	—	19,335,086
United Kingdom	108,066,620	7,476,608	—	115,543,228
United States	146,883,219	—	—	146,883,219
Money Market Funds	37,015,735	—	—	37,015,735
Total Investments	$489,369,100	$35,959,816	$—	$525,328,916

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,166.

13                         Invesco Global Small & Mid Cap Growth Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2016.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $77,453,757 and $102,146,826, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$164,189,326
Aggregate unrealized (depreciation) of investment securities	(11,362,365)
Net unrealized appreciation of investment securities	$152,826,961

Cost of investments for tax purposes is $372,501,955.

14                         Invesco Global Small & Mid Cap Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	472,235	$8,488,784	956,512	$16,410,633
Class B	6,918	101,856	3,395	47,848
Class C	62,548	936,512	159,487	2,254,088
Class Y	356,751	6,508,857	358,011	6,288,364
Class R5	30,252	542,643	70,593	1,201,202
Class R6(b)	539	10,000	—	—

Issued as reinvestment of dividends:
Class A	211,520	3,684,680	1,764,204	30,026,740
Class B	527	7,594	34,377	484,367
Class C	3,068	44,230	129,456	1,826,621
Class Y	9,061	157,934	57,171	974,198
Class R5	9,317	161,098	52,874	893,578

Automatic conversion of Class B shares to Class A shares:
Class A	74,104	1,348,522	135,788	2,320,661
Class B	(89,801)	(1,348,522)	(164,398)	(2,320,661)

Reacquired:
Class A	(2,414,943)	(43,446,102)	(4,258,732)	(73,540,377)
Class B	(37,580)	(563,973)	(60,203)	(850,324)
Class C	(233,580)	(3,471,316)	(450,380)	(6,425,670)
Class Y	(177,243)	(3,170,485)	(411,855)	(7,160,813)
Class R5	(107,844)	(1,911,851)	(121,954)	(2,103,086)
Net increase (decrease) in share activity	(1,824,151)	$(31,919,539)	(1,745,654)	$(29,672,631)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 4, 2017.

15                         Invesco Global Small & Mid Cap Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/17	$17.52	$0.05	$1.92	$1.97	$(0.12)	$(0.03)	$(0.15)	$19.34	11.36%	$466,248	1.42	%(e)	1.43	%(e)	0.54	%(e)	17%
Year ended 10/31/16	18.55	0.12	0.03	0.15	(0.10)	(1.08)	(1.18)	17.52	0.98	451,433	1.35		1.36		0.69		22
Year ended 10/31/15	21.59	0.13	(0.64)	(0.51)	(0.12)	(2.41)	(2.53)	18.55	(2.28)	504,020	1.35		1.36		0.69		25
Year ended 10/31/14	22.11	0.12	1.40	1.52	(0.18)	(1.86)	(2.04)	21.59	7.69	557,238	1.35		1.36		0.54		18
Year ended 10/31/13	17.87	0.17	4.48	4.65	(0.16)	(0.25)	(0.41)	22.11	26.56	550,526	1.37		1.38		0.87		26
Year ended 10/31/12	17.93	0.17	1.10	1.27	(0.24)	(1.09)	(1.33)	17.87	7.94	482,051	1.42		1.43		1.00		37
Class B
Six months ended 04/30/17	14.41	(0.02)	1.59	1.57	—	(0.03)	(0.03)	15.95	10.91	2,685	2.17	(e)	2.18	(e)	(0.21	)(e)	17
Year ended 10/31/16	15.48	(0.01)	0.02	0.01	—	(1.08)	(1.08)	14.41	0.21	4,154	2.10		2.11		(0.06)		22
Year ended 10/31/15	18.44	(0.01)	(0.54)	(0.55)	—	(2.41)	(2.41)	15.48	(2.96)	7,353	2.10		2.11		(0.06)		25
Year ended 10/31/14	19.18	(0.04)	1.20	1.16	(0.04)	(1.86)	(1.90)	18.44	6.87	11,707	2.10		2.11		(0.21)		18
Year ended 10/31/13	15.57	0.02	3.89	3.91	(0.05)	(0.25)	(0.30)	19.18	25.58	15,405	2.12		2.13		0.12		26
Year ended 10/31/12	15.74	0.04	0.96	1.00	(0.08)	(1.09)	(1.17)	15.57	7.12	17,529	2.17		2.18		0.25		37
Class C
Six months ended 04/30/17	14.42	(0.02)	1.60	1.58	—	(0.03)	(0.03)	15.97	10.97	23,478	2.17	(e)	2.18	(e)	(0.21	)(e)	17
Year ended 10/31/16	15.49	(0.01)	0.02	0.01	—	(1.08)	(1.08)	14.42	0.21	23,628	2.10		2.11		(0.06)		22
Year ended 10/31/15	18.46	(0.01)	(0.55)	(0.56)	—	(2.41)	(2.41)	15.49	(3.01)	27,880	2.10		2.11		(0.06)		25
Year ended 10/31/14	19.19	(0.04)	1.21	1.17	(0.04)	(1.86)	(1.90)	18.46	6.92	30,069	2.10		2.11		(0.21)		18
Year ended 10/31/13	15.58	0.02	3.89	3.91	(0.05)	(0.25)	(0.30)	19.19	25.56	28,505	2.12		2.13		0.12		26
Year ended 10/31/12	15.75	0.04	0.96	1.00	(0.08)	(1.09)	(1.17)	15.58	7.11	22,401	2.17		2.18		0.25		37
Class Y
Six months ended 04/30/17	17.58	0.07	1.92	1.99	(0.17)	(0.03)	(0.20)	19.37	11.44	21,121	1.17	(e)	1.18	(e)	0.79	(e)	17
Year ended 10/31/16	18.61	0.16	0.04	0.20	(0.15)	(1.08)	(1.23)	17.58	1.27	15,847	1.10		1.11		0.94		22
Year ended 10/31/15	21.66	0.18	(0.65)	(0.47)	(0.17)	(2.41)	(2.58)	18.61	(2.04)	16,721	1.10		1.11		0.94		25
Year ended 10/31/14	22.18	0.17	1.40	1.57	(0.23)	(1.86)	(2.09)	21.66	7.94	17,830	1.10		1.11		0.79		18
Year ended 10/31/13	17.92	0.22	4.49	4.71	(0.20)	(0.25)	(0.45)	22.18	26.87	10,546	1.12		1.13		1.12		26
Year ended 10/31/12	18.00	0.22	1.09	1.31	(0.30)	(1.09)	(1.39)	17.92	8.18	7,406	1.17		1.18		1.25		37
Class R5
Six months ended 04/30/17	17.45	0.08	1.91	1.99	(0.19)	(0.03)	(0.22)	19.22	11.56	12,866	1.03	(e)	1.04	(e)	0.93	(e)	17
Year ended 10/31/16	18.50	0.18	0.02	0.20	(0.17)	(1.08)	(1.25)	17.45	1.31	12,873	0.97		0.98		1.07		22
Year ended 10/31/15	21.55	0.21	(0.65)	(0.44)	(0.20)	(2.41)	(2.61)	18.50	(1.88)	13,613	0.98		0.99		1.06		25
Year ended 10/31/14	22.08	0.20	1.39	1.59	(0.26)	(1.86)	(2.12)	21.55	8.10	12,980	0.96		0.97		0.93		18
Year ended 10/31/13	17.85	0.25	4.46	4.71	(0.23)	(0.25)	(0.48)	22.08	27.05	22,585	0.95		0.96		1.29		26
Year ended 10/31/12	17.95	0.25	1.10	1.35	(0.36)	(1.09)	(1.45)	17.85	8.46	20,481	0.94		0.95		1.48		37
Class R6
Six months ended 04/30/17(f)	18.54	0.01	0.68	0.69	—	—	—	19.23	3.72	10	0.89	(e)	0.90	(e)	1.07	(e)	17

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest, which were less than $0.005 per share for the year ended October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $449,833, $3,513, $23,047, $17,122, $12,533 and $10 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of April 4, 2017.

16                         Invesco Global Small & Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class R6 shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017. The actual ending account value and expenses of the Class R6 shares in the example below are based on an investment of $1,000 invested as of close of business April 4, 2017 (commencement date) and held through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 4, 2017 through April 30, 2017 for the Class R6 shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class R6 shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/17)	Expenses Paid During Period[3]
A	$1,000.00	$1,113.60	$7.44	$1,017.75	$7.10	1.42%
B	1,000.00	1,109.10	11.35	1,014.03	10.84	2.17
C	1,000.00	1,109.70	11.35	1,014.03	10.84	2.17
Y	1,000.00	1,114.40	6.13	1,018.99	5.86	1.17
R5	1,000.00	1,116.20	5.40	1,019.69	5.16	1.03
R6	1,000.00	1,037.20	0.67	1,020.38	4.46	0.89

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017 (as of close of business April 4, 2017 through April 30, 2017 for the Class R6 shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class R6 shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 27 (as of close of business April 4, 2017 through April 30, 2017)/365. Because the Class R6 shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class R6 shares of the Fund and other funds because such data is based on a full six month period.

17                         Invesco Global Small & Mid Cap Growth Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Global Small & Mid Cap Growth Fund, an investment portfolio of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			223,793,482	4,222,604
	James T. Bunch			223,608,407	4,407,679
	Bruce L. Crockett			223,732,174	4,283,912
	Jack M. Fields			223,754,319	4,261,767
	Martin L. Flanagan			223,733,398	4,282,688
	Cynthia Hostetler			223,836,726	4,179,360
	Dr. Eli Jones			223,800,044	4,216,042
	Dr. Prema Mathai-Davis			223,783,907	4,232,179
	Teresa M. Ressel			223,875,345	4,140,741
	Dr. Larry Soll			223,712,012	4,304,074
	Ann Barnett Stern			223,807,006	4,209,080
	Raymond Stickel, Jr.			223,769,961	4,246,125
	Philip A. Taylor			223,765,649	4,250,437
	Robert C. Troccoli			223,795,893	4,220,193
	Christopher L. Wilson			223,789,451	4,226,635

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	163,839,392	8,368,018	3,110,262	52,698,414

The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Global Small & Mid Cap Growth Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(a) - (b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	6,972,595	979,758	575,415	5,695,427
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	7,382,922	551,159	593,697	5,695,417
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	7,289,304	642,976	595,493	5,695,422

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

18                         Invesco Global Small & Mid Cap Growth Fund

Explore High-Conviction Investing with Invesco

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611                     Invesco Distributors, Inc.                                                                                 GSMG-SAR-1             06142017      1043

Semiannual Report to Shareholders	April 30, 2017

Invesco International Companies Fund
Nasdaq:
A: IZIAX ∎ C: IZICX ∎ R: IZIRX ∎ Y: IZIYX ∎ R5: IZIFX ∎ R6: IZISX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.55%
Class C Shares	10.17
Class R Shares	10.38
Class Y Shares	10.72
Class R5 Shares	10.72
Class R6 Shares	10.63
MSCI All Country World ex-U.S. Index▼ (Broad Market Index)	10.37
MSCI All Country World ex-U.S. Growth Index▼ (Style-Specific Index)	9.60
Lipper International Multi-Cap Growth Funds Index∎ (Peer Group Index)	10.68
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI All Country World ex-U.S. Index is an index considered representative of developed and emerging market stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country World ex-U.S. Growth Index is an unmanaged index considered representative of growth stocks across developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper International Multi-Cap Growth Funds Index is an unmanaged index considered representative of international multi-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco International Companies Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (12/21/15)	10.64%
1 Year	9.65

Class C Shares
Inception (12/21/15)	14.50%
1 Year	14.24

Class R Shares
Inception (12/21/15)	14.97%
1 Year	15.66

Class Y Shares
Inception (12/21/15)	15.62%
1 Year	16.44

Class R5 Shares
Inception (12/21/15)	15.62%
1 Year	16.33

Class R6 Shares
Inception (12/21/15)	15.54%
1 Year	16.34

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.12%, 1.87%, 1.37%, 0.87%, 0.87%, and 0.87%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.91%, 2.66%, 2.16%, 1.66%, 1.62% and 1.62%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/21/15)	8.12%
1 Year	7.93

Class C Shares
Inception (12/21/15)	12.11%
1 Year	12.33

Class R Shares
Inception (12/21/15)	12.62%
1 Year	13.76

Class Y Shares
Inception (12/21/15)	13.23%
1 Year	14.44

Class R5 Shares
Inception (12/21/15)	13.23%
1 Year	14.44

Class R6 Shares
Inception (12/21/15)	13.23%
1 Year	14.44

this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2018. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco International Companies Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco International Companies Fund

Schedule of Investments

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–91.30%
Belgium–5.14%
Anheuser-Busch InBev S.A./N.V.	30,822	$3,482,973
Groupe Bruxelles Lambert S.A.	15,635	1,498,917
		4,981,890

Brazil–3.53%
Cielo S.A.	308,336	2,341,731
Localiza Rent a Car S.A.	72,044	1,073,877
		3,415,608

China–16.11%
Alibaba Group Holding Ltd.–ADR(a)	27,966	3,230,073
Baidu, Inc.–ADR(a)	8,693	1,566,739
Chongqing Rural Commercial Bank Co., Ltd.–Class H	1,871,000	1,285,476
Fosun International Ltd.	1,402,500	2,121,856
Kweichow Moutai Co., Ltd.–Class A	57,191	3,430,382
New Oriental Education & Technology Group, Inc.–ADR(a)	24,050	1,552,187
Sinopharm Group Co. Ltd.–Class H	540,000	2,417,267
		15,603,980

Denmark–2.82%
DSV A/S	49,115	2,736,104

France–7.12%
Bureau Veritas S.A.	143,997	3,335,542
Edenred	83,948	2,149,404
Publicis Groupe S.A.	19,636	1,417,482
		6,902,428

Germany–0.83%
Carl Zeiss Meditec AG	554	25,177
Henkel AG & Co. KGaA	6,698	782,129
		807,306

Hong Kong–3.56%
AIA Group Ltd.	317,600	2,198,750
Sands China Ltd.	274,800	1,247,100
		3,445,850

Japan–13.36%
Japan Tobacco, Inc.	84,800	2,819,186
Kao Corp.	53,200	2,934,054
Keyence Corp.	4,000	1,609,358
MISUMI Group Inc.	84,700	1,603,962
SMC Corp.	5,300	1,492,415
SoftBank Group Corp.	32,800	2,487,829
		12,946,804

	Shares	Value
Luxembourg–1.25%
L’Occitane International S.A.	579,500	$1,214,369

Russia–2.52%
Magnit PJSC	15,810	2,437,210

South Korea–4.13%
AMOREPACIFIC Corp.–Preference Shares	6,126	1,023,109
Samsung Electronics Co., Ltd.–Preference Shares	1,937	2,975,245
		3,998,354

Switzerland–2.02%
Nestle S.A.	25,433	1,959,137

United Kingdom–22.51%
Aggreko PLC	67,476	775,630
Diageo PLC	60,570	1,764,063
Domino’s Pizza Group PLC	207,091	886,481
Electrocomponents PLC	79,088	531,636
Experian PLC	125,164	2,687,538
Howden Joinery Group PLC	538,870	3,231,483
Liberty Global PLC–Series A(a)	73,060	2,587,785
Liberty Global PLC LiLAC–Series A(a)	1	16
Reckitt Benckiser Group PLC	30,558	2,814,443
Rotork PLC	780,332	2,485,277
Spirax-Sarco Engineering PLC	16,492	1,110,743
Unilever N.V.	55,953	2,934,419
		21,809,514

United States–6.40%
Accenture PLC–Class A	13,908	1,687,040
IHS Markit Ltd.(a)	41,321	1,793,331
Nielsen Holdings PLC	66,081	2,717,912
		6,198,283
Total Common Stocks & Other Equity Interests (Cost $77,244,422)		88,456,837

Money Market Funds–2.08%
Government & Agency Portfolio–Institutional Class, 0.67%(b)	1,212,450	1,212,450
Treasury Portfolio–Institutional Class, 0.63%(b)	808,300	808,300
Total Money Market Funds (Cost $2,020,750)		2,020,750
TOTAL INVESTMENTS–93.38% (Cost $79,265,172)		90,477,587
OTHER ASSETS LESS LIABILITIES–6.62%		6,409,670
NET ASSETS–100.00%		$96,887,257

Investment Abbreviations:

ADR	– American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Companies Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2017

Industrials	30.3%
Consumer Staples	27.2
Information Technology	14.4
Consumer Discretionary	9.2
Financials	5.1
Telecommunication Services	2.6
Health Care	2.5
Money Market Funds Plus Other Assets Less Liabilities	8.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Companies Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $77,244,422)	$88,456,837
Investments in affiliated money market funds, at value and cost	2,020,750
Total investments, at value (Cost $79,265,172)	90,477,587
Receivable for:
Investments sold	22,411
Fund shares sold	34,921,418
Dividends	127,496
Investment for trustee deferred compensation and retirement plans	1,754
Other assets	42,216
Total assets	125,592,882

Liabilities:
Payable for:
Investments purchased	28,432,227
Fund shares reacquired	1,837
Amount due custodian — Foreign	213,173
Accrued fees to affiliates	4,300
Accrued trustees’ and officers’ fees and benefits	1,877
Accrued other operating expenses	50,457
Trustee deferred compensation and retirement plans	1,754
Total liabilities	28,705,625
Net assets applicable to shares outstanding	$96,887,257

Net assets consist of:
Shares of beneficial interest	$83,480,023
Undistributed net investment income	(26,420)
Undistributed net realized gain	2,242,364
Net unrealized appreciation	11,191,290
$96,887,257

Net Assets:
Class A	$2,410,918
Class C	$650,526
Class R	$48,919
Class Y	$4,120,650
Class R5	$11,646
Class R6	$89,644,598

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	207,444
Class C	56,427
Class R	4,223
Class Y	354,095
Class R5	1,001
Class R6	7,706,698
Class A:
Net asset value per share	$11.62
Maximum offering price per share
(Net asset value of $11.62 ÷ 94.50%)	$12.30
Class C:
Net asset value and offering price per share	$11.53
Class R:
Net asset value and offering price per share	$11.58
Class Y:
Net asset value and offering price per share	$11.64
Class R5:
Net asset value and offering price per share	$11.63
Class R6:
Net asset value and offering price per share	$11.63

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Companies Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $33,039)	$368,523
Dividends from affiliated money market funds	8,069
Total investment income	376,592

Expenses:
Advisory fees	285,351
Administrative services fees	24,795
Custodian fees	25,451
Distribution fees:
Class A	4,355
Class C	1,127
Class R	57
Transfer agent fees — A,C,R and Y	4,897
Transfer agent fees — R6	130
Trustees’ and officers’ fees and benefits	8,484
Registration and filing fees	44,290
Reports to shareholders	10,321
Professional services fees	28,842
Other	6,873
Total expenses	444,973
Less: Fees waived and expenses reimbursed	(153,721)
Net expenses	291,252
Net investment income	85,340

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	2,277,075
Foreign currencies	5,897
Forward foreign currency contracts	2,864
2,285,836
Change in net unrealized appreciation (depreciation) of:
Investment securities	4,254,957
Foreign currencies	(18,657)
4,236,300
Net realized and unrealized gain	6,522,136
Net increase in net assets resulting from operations	$6,607,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Companies Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the period December 21, 2015 (commencement date) through October 31, 2016

(Unaudited)

	April 30, 2017	December 21, 2015 (Commencement Date) through October 31, 2016
Operations:
Net investment income	$85,340	$449,344
Net realized gain	2,285,836	2,015,624
Change in net unrealized appreciation	4,236,300	6,954,990
Net increase in net assets resulting from operations	6,607,476	9,419,958

Distributions to shareholders from net investment income:
Class A	(32,291)	—
Class C	(506)	—
Class R	(125)	—
Class Y	(32,414)	—
Class R5	(117)	—
Class R6	(585,614)	—
Total distributions from net investment income	(651,067)	—

Distributions to shareholders from net realized gains:
Class A	(116,447)	—
Class C	(2,407)	—
Class R	(495)	—
Class Y	(98,736)	—
Class R5	(357)	—
Class R6	(1,783,823)	—
Total distributions from net realized gains	(2,002,265)	—

Share transactions–net:
Class A	(1,178,968)	3,135,013
Class C	564,025	50,015
Class R	31,215	14,110
Class Y	873,947	2,563,340
Class R5	—	10,010
Class R6	34,170,396	43,280,052
Net increase in net assets resulting from share transactions	34,460,615	49,052,540
Net increase in net assets	38,414,759	58,472,498

Net assets:
Beginning of period	58,472,498	—
End of period (includes undistributed net investment income of $(26,420) and $539,307, respectively)	$96,887,257	$58,472,498

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Companies Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

9                         Invesco International Companies Fund

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the

10                         Invesco International Companies Fund

Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

11                         Invesco International Companies Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.935%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective January 1, 2017, the Adviser has contractually agreed, through at least February 28, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.12%, 1.87%, 1.37%, 0.87%, 0.87% and 0.87%, respectively, of average daily net assets (the “expense limits”). Prior to January 1, 2017, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.33%, 2.08%, 1.58%, 1.08%, 1.08% and 1.08%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees and reimbursed fund level expenses of $148,694 and reimbursed class level expenses of $2,137, $138, $14, $2,608 and $130 of Class A, Class C, Class R, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish

12                         Invesco International Companies Fund

continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $1,710 in front-end sales commissions from the sale of Class A shares and $2 from Class C shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2017, there were transfers from Level 1 to Level 2 of $14,186,888 and from Level 2 to Level 1 of $18,370,691, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Belgium	$1,498,917	$3,482,973	$—	$4,981,890
Brazil	3,415,608	—	—	3,415,608
China	9,779,381	5,824,599	—	15,603,980
Denmark	2,736,104	—	—	2,736,104
France	6,902,428	—	—	6,902,428
Germany	25,177	782,129	—	807,306
Hong Kong	3,445,850	—	—	3,445,850
Japan	8,849,617	4,097,187	—	12,946,804
Luxembourg	1,214,369	—	—	1,214,369
Russia	2,437,210	—	—	2,437,210
South Korea	1,023,109	2,975,245	—	3,998,354
Switzerland	1,959,137	—	—	1,959,137
United Kingdom	17,357,913	4,451,601	—	21,809,514
United States	6,198,283	—	—	6,198,283
Money Market Funds	2,020,750	—	—	2,020,750
Total Investments	$68,863,853	$21,613,734	$—	$90,477,587

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

13                         Invesco International Companies Fund

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2016.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $40,592,495 and $13,038,585, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,655,469
Aggregate unrealized (depreciation) of investment securities	(557,618)
Net unrealized appreciation of investment securities	$11,097,851

Cost of investments for tax purposes is $79,379,736.

14                         Invesco International Companies Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		December 21, 2015 (Commencement Date) through October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	165,292	$1,784,962	313,946	$3,198,377
Class C	53,203	579,338	5,579	60,755
Class R	2,837	31,042	1,369	14,110
Class Y	353,966	3,734,556	257,085	2,580,417
Class R5	—	—	1,001	10,010
Class R6(b)	3,325,253	38,274,452	5,511,007	51,594,329

Issued as reinvestment of dividends:
Class A	3,109	31,771	—	—
Class C	193	1,967	—	—
Class R	17	173	—	—
Class Y	1,325	13,548	—	—
Class R6	231,570	2,368,962	—	—

Reacquired:
Class A	(268,762)	(2,995,701)	(6,141)	(63,364)
Class C	(1,579)	(17,280)	(969)	(10,740)
Class Y	(256,626)	(2,874,157)	(1,655)	(17,077)
Class R6	(597,409)	(6,473,018)	(763,723)	(8,314,277)
Net increase in share activity	3,012,389	$34,460,615	5,317,499	$49,052,540

(a)	93% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	On February 18, 2016, 5,352,142 Class R6 shares valued at $50,096,049 were sold to affiliated mutual funds.

15                         Invesco International Companies Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$10.98	$0.00	$1.10	$1.10	$(0.10)	$(0.36)	$(0.46)	$11.62	10.55%	$2,411	1.19	%(d)	1.80	%(d)	0.04	%(d)	21%
Period ended 10/31/16(e)	10.00	0.07	0.91	0.98	—	—	—	10.98	9.80	3,378	1.32	(f)	1.90	(f)	0.81	(f)	35
Class C
Six months ended 04/30/17	10.91	(0.04)	1.09	1.05	(0.07)	(0.36)	(0.43)	11.53	10.17	651	1.94	(d)	2.55	(d)	(0.71	)(d)	21
Period ended 10/31/16(e)	10.00	0.01	0.90	0.91	—	—	—	10.91	9.10	50	2.07	(f)	2.65	(f)	0.06	(f)	35
Class R
Six months ended 04/30/17	10.95	(0.01)	1.09	1.08	(0.09)	(0.36)	(0.45)	11.58	10.38	49	1.44	(d)	2.05	(d)	(0.21	)(d)	21
Period ended 10/31/16(e)	10.00	0.05	0.90	0.95	—	—	—	10.95	9.50	15	1.57	(f)	2.15	(f)	0.56	(f)	35
Class Y
Six months ended 04/30/17	11.00	0.02	1.10	1.12	(0.12)	(0.36)	(0.48)	11.64	10.72	4,121	0.94	(d)	1.55	(d)	0.29	(d)	21
Period ended 10/31/16(e)	10.00	0.10	0.90	1.00	—	—	—	11.00	10.00	2,810	1.07	(f)	1.65	(f)	1.06	(f)	35
Class R5
Six months ended 04/30/17	11.00	0.02	1.09	1.11	(0.12)	(0.36)	(0.48)	11.63	10.63	12	0.94	(d)	1.43	(d)	0.29	(d)	21
Period ended 10/31/16(e)	10.00	0.10	0.90	1.00	—	—	—	11.00	10.00	11	1.07	(f)	1.61	(f)	1.06	(f)	35
Class R6
Six months ended 04/30/17	11.00	0.02	1.09	1.11	(0.12)	(0.36)	(0.48)	11.63	10.63	89,645	0.94	(d)	1.43	(d)	0.29	(d)	21
Period ended 10/31/16(e)	10.00	0.10	0.90	1.00	—	—	—	11.00	10.00	52,208	1.07	(f)	1.61	(f)	1.06	(f)	35

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,513, $227, $23, $4,290, $11 and $53,479 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of December 21, 2015.
(f)	Annualized.

16                         Invesco International Companies Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/17)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,105.50	$6.21	$1,018.89	$5.96	1.19%
C	1,000.00	1,101.70	10.11	1,015.17	9.69	1.94
R	1,000.00	1,103.80	7.51	1,017.65	7.20	1.44
Y	1,000.00	1,107.20	4.91	1,020.13	4.71	0.94
R5	1,000.00	1,107.20	4.91	1,020.13	4.71	0.94
R6	1,000.00	1,106.30	4.91	1,020.13	4.71	0.94

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective January 1, 2017, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.12%, 1.87%, 1.37%, 0.87%, 0.87% and 0.87% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.12%, 1.87%, 1.37%, 0.87%, 0.87% and 0.87% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.85, $9.74, $7.15, $4.55, $4.55 and $4.54 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.61, $9.35, $6.85, $4.36, $4.36 and $4.36 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

17                         Invesco International Companies Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco International Companies Fund, an investment portfolio of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			223,793,482	4,222,604
	James T. Bunch			223,608,407	4,407,679
	Bruce L. Crockett			223,732,174	4,283,912
	Jack M. Fields			223,754,319	4,261,767
	Martin L. Flanagan			223,733,398	4,282,688
	Cynthia Hostetler			223,836,726	4,179,360
	Dr. Eli Jones			223,800,044	4,216,042
	Dr. Prema Mathai-Davis			223,783,907	4,232,179
	Teresa M. Ressel			223,875,345	4,140,741
	Dr. Larry Soll			223,712,012	4,304,074
	Ann Barnett Stern			223,807,006	4,209,080
	Raymond Stickel, Jr.			223,769,961	4,246,125
	Philip A. Taylor			223,765,649	4,250,437
	Robert C. Troccoli			223,795,893	4,220,193
	Christopher L. Wilson			223,789,451	4,226,635

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	163,839,392	8,368,018	3,110,262	52,698,414
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	3,206,725	2,127,082	206,003	17,699
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	4,165,228	1,154,264	220,318	17,699

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

18                         Invesco International Companies Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611                      Invesco Distributors, Inc.                                                                                        ICO-SAR-1            06142017      0900

Semiannual Report to Shareholders	April 30, 2017

Invesco International Core Equity Fund
Nasdaq:
A: IBVAX ◾ B: IBVBX ◾ C: IBVCX ◾ R: IIBRX ◾ Y: IBVYX ◾ Investor: IIBCX R5: IBVIX ◾ R6: IBVFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
18 Financial Highlights
19 Fund Expenses
20 Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

 Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.71%
Class B Shares	8.33
Class C Shares	8.37
Class R Shares	8.62
Class Y Shares	8.84
Investor Class Shares	8.67
Class R5 Shares	8.80
Class R6 Shares	8.81
MSCI EAFE Index▼ (Broad Market/Style-Specific Index)	11.47
Lipper International Large-Cap Core Funds Index∎ (Peer Group Index)	11.47
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper International Large-Cap Core Funds Index is an unmanaged index considered representative of international large-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                    Invesco International Core Equity Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	3.85%
10 Years	-0.75
5 Years	3.81
1 Year	4.91

Class B Shares
Inception (3/28/02)	3.89%
10 Years	-0.79
5 Years	3.87
1 Year	5.12

Class C Shares
Inception (2/14/00)	1.72%
10 Years	-0.94
5 Years	4.23
1 Year	9.21

Class R Shares
Inception (11/24/03)	4.55%
10 Years	-0.44
5 Years	4.75
1 Year	10.73

Class Y Shares
10 Years	0.01%
5 Years	5.24
1 Year	11.24

Investor Class Shares
Inception (10/28/98)	3.56%
10 Years	-0.20
5 Years	5.00
1 Year	10.96

Class R5 Shares
Inception (4/30/04)	4.77%
10 Years	0.37
5 Years	5.51
1 Year	11.25

Class R6 Shares
10 Years	0.03%
5 Years	5.48
1 Year	11.27

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	3.69%
10 Years	-0.65
5 Years	2.93
1 Year	4.21

Class B Shares
Inception (3/28/02)	3.73%
10 Years	-0.69
5 Years	2.98
1 Year	4.50

Class C Shares
Inception (2/14/00)	1.58%
10 Years	-0.84
5 Years	3.33
1 Year	8.57

Class R Shares
Inception (11/24/03)	4.38%
10 Years	-0.34
5 Years	3.85
1 Year	10.11

Class Y Shares
10 Years	0.11%
5 Years	4.35
1 Year	10.53

Investor Class Shares
Inception (10/28/98)	3.43%
10 Years	-0.10
5 Years	4.09
1 Year	10.25

Class R5 Shares
Inception (4/30/04)	4.59%
10 Years	0.47
5 Years	4.64
1 Year	10.62

Class R6 Shares
10 Years	0.13%
5 Years	4.57
1 Year	10.52

be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.12%, 1.87%, 1.87%, 1.37%, 0.87%, 1.12%, 0.87% and 0.87%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.61%, 2.36%, 2.36%, 1.86%, 1.36%, 1.61%, 1.04% and 1.03%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2018. See current prospectus for more information.

3 Invesco International Core Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4 Invesco International Core Equity Fund

Schedule of Investments

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–100.06%
Australia–4.20%
Australia and New Zealand Banking Group Ltd.	77,819	$1,904,894
Qantas Airways Ltd.	482,418	1,531,737
		3,436,631

Brazil–2.44%
Banco do Brasil S.A.	99,700	1,032,110
Petróleo Brasileiro S.A.–ADR(a)	107,468	968,287
		2,000,397

Canada–3.14%
Suncor Energy, Inc.	61,590	1,930,059
Vermilion Energy, Inc.	18,153	639,075
		2,569,134

China–2.52%
Baidu, Inc.–ADR(a)	6,104	1,100,124
Nexteer Automotive Group Ltd.	620,000	966,060
		2,066,184

France–5.12%
LVMH Moet Hennessy Louis Vuitton S.E.	6,535	1,614,589
Publicis Groupe S.A.	24,622	1,777,411
Société BIC S.A.	7,061	793,767
		4,185,767

Germany–8.31%
Bayer AG	15,845	1,960,731
Muenchener Rueckversicherungs–Gesellschaft AG	6,312	1,209,773
Porsche Automobil Holding S.E.–Preference Shares	39,803	2,328,726
SAP S.E.	12,995	1,303,293
		6,802,523

Hong Kong–2.44%
AIA Group Ltd.	288,600	1,997,983

India–1.22%
InterGlobe Aviation Ltd.–REGS(b)	57,764	994,273

Ireland–1.19%
Ryanair Holdings PLC–ADR(a)	10,599	974,366

Israel–1.47%
Teva Pharmaceutical Industries Ltd.–ADR	38,155	1,204,935

Japan–20.44%
Hitachi, Ltd.	355,000	1,958,829
Honda Motor Co., Ltd.	51,800	1,501,840
KDDI Corp.	85,600	2,269,485
Komatsu Ltd.	61,293	1,636,813
Mitsubishi Estate Co., Ltd.	89,700	1,713,936
Mitsui O.S.K. Lines, Ltd.	528,000	1,618,421
NTT DOCOMO, Inc.	60,600	1,461,250

	Shares	Value
Japan–(continued)
Olympus Corp.	37,800	$1,456,886
ORIX Corp.	116,800	1,784,518
Toyota Motor Corp.	24,500	1,324,108
		16,726,086

Luxembourg–2.35%
ArcelorMittal(a)	244,966	1,923,691

Netherlands–7.30%
ING Groep N.V.	127,170	2,070,275
Koninklijke DSM N.V.	17,200	1,229,091
Philips Lighting N.V.–REGS(a)(b)	36,709	1,242,000
Randstad Holding N.V.	24,015	1,431,189
		5,972,555

Norway–1.48%
Orkla ASA	133,485	1,210,296

Singapore–2.09%
DBS Group Holdings Ltd.	123,160	1,710,242

South Africa–1.79%
Naspers Ltd.–Class N	7,731	1,468,356

Sweden–1.79%
Svenska Handelsbanken AB–Class A	102,937	1,460,808

Switzerland–8.87%
ABB Ltd.	37,224	910,542
Novartis AG–ADR	25,729	1,981,905
Roche Holding AG	7,055	1,845,552
UBS Group AG	147,372	2,517,787
		7,255,786

Taiwan–2.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	360,000	2,308,052

United Kingdom–12.49%
Imperial Brands PLC	27,281	1,335,315
Liberty Global PLC–Series A(a)	39,463	1,397,779
Rio Tinto PLC	35,129	1,389,536
Royal Dutch Shell PLC–Class A–ADR	43,967	2,294,638
St. James’s Place PLC	148,837	2,210,417
Vodafone Group PLC–ADR	60,992	1,597,381
		10,225,066

United States–6.59%
Aon PLC	6,884	824,979
Delphi Automotive PLC	20,665	1,661,466
EPAM Systems, Inc.(a)	10,623	817,971
Shire PLC–ADR	11,815	2,090,782
		5,395,198
TOTAL INVESTMENTS–100.06% (Cost $81,568,532)		81,888,329
OTHER ASSETS LESS LIABILITIES–(0.06)%		(50,216)
NET ASSETS–100.00%		$81,838,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Core Equity Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $2,236,273, which represented 2.73% of the Fund’s Net Assets.

Portfolio Composition

By sector, based on Total Investments

as of April 30, 2017

Financials	22.9%
Consumer Discretionary	17.1
Industrials	13.6
Health Care	12.9
Information Technology	9.1
Energy	7.1
Telecommunication Services	6.5
Materials	5.6
Consumer Staples	3.1
Real Estate	2.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Core Equity Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $81,568,532)	$81,888,329
Foreign currencies, at value (Cost $251,470)	251,980
Receivable for:
Investments sold	12,067,638
Fund shares sold	22,725
Dividends	690,792
Investment for trustee deferred compensation and retirement plans	100,706
Other assets	53,440
Total assets	95,075,610

Liabilities:
Fund shares reacquired	12,171,436
Amount due custodian	679,655
Accrued foreign taxes	15,606
Accrued fees to affiliates	49,008
Accrued trustees’ and officers’ fees and benefits	2,087
Accrued other operating expenses	75,255
Trustee deferred compensation and retirement plans	111,853
Unrealized depreciation on forward foreign currency contracts outstanding	132,597
Total liabilities	13,237,497
Net assets applicable to shares outstanding	$81,838,113

Net assets consist of:
Shares of beneficial interest	$94,017,979
Undistributed net investment income	72,857
Undistributed net realized gain (loss)	(12,453,007)
Net unrealized appreciation	200,284
$81,838,113

Net Assets:
Class A	$36,769,747
Class B	$350,918
Class C	$9,015,876
Class R	$2,049,767
Class Y	$5,341,747
Investor Class	$10,525,801
Class R5	$3,082,641
Class R6	$14,701,616

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	3,280,597
Class B	31,129
Class C	822,887
Class R	182,404
Class Y	468,829
Investor Class	924,001
Class R5	276,935
Class R6	1,321,086
Class A:
Net asset value per share	$11.21
Maximum offering price per share
(Net asset value of $11.21 ÷ 94.50%)	$11.86
Class B:
Net asset value and offering price per share	$11.27
Class C:
Net asset value and offering price per share	$10.96
Class R:
Net asset value and offering price per share	$11.24
Class Y:
Net asset value and offering price per share	$11.39
Investor Class:
Net asset value and offering price per share	$11.39
Class R5:
Net asset value and offering price per share	$11.13
Class R6:
Net asset value and offering price per share	$11.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Core Equity Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $127,186)	$1,035,130
Dividends from affiliated money market funds (includes securities lending income of $5,634)	7,057
Total investment income	1,042,187

Expenses:
Advisory fees	335,045
Administrative services fees	24,795
Custodian fees	18,419
Distribution fees:
Class A	44,305
Class B	2,252
Class C	42,676
Class R	5,185
Investor Class	12,723
Transfer agent fees — A, B, C, R, Y and Investor	97,736
Transfer agent fees — R5	8
Transfer agent fees — R6	72
Trustees’ and officers’ fees and benefits	9,504
Registration and filing fees	48,173
Reports to shareholders	30,017
Professional services fees	30,694
Other	12,991
Total expenses	714,595
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(189,536)
Net expenses	525,059
Net investment income	517,128

Realized and unrealized gain from:
Net realized gain from:
Investment securities	1,565,595
Foreign currencies	7,601
Forward foreign currency contracts	92,631
1,665,827
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes of $16,669)	5,563,517
Foreign currencies	1,247
Forward foreign currency contracts	(132,597)
5,432,167
Net realized and unrealized gain	7,097,994
Net increase in net assets resulting from operations	$7,615,122

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Core Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$517,128	$1,252,247
Net realized gain (loss)	1,665,827	(1,780,536)
Change in net unrealized appreciation (depreciation)	5,432,167	(3,161,377)
Net increase (decrease) in net assets resulting from operations	7,615,122	(3,689,666)

Distributions to shareholders from net investment income:
Class A	(573,600)	(414,514)
Class B	(4,234)	(2,010)
Class C	(73,347)	(22,857)
Class R	(29,280)	(15,003)
Class Y	(70,887)	(65,946)
Investor Class	(163,931)	(117,141)
Class R5	(58,236)	(45,760)
Class R6	(528,244)	(819,648)
Total distributions from net investment income	(1,501,759)	(1,502,879)

Share transactions–net:
Class A	(1,081,778)	(3,780,052)
Class B	(216,309)	(375,416)
Class C	(187,106)	(1,220,009)
Class R	(273,077)	424,051
Class Y	1,601,862	475,199
Investor Class	(452,191)	(1,123,820)
Class R5	58,225	70,298
Class R6	(13,451,114)	(20,934,847)
Net increase (decrease) in net assets resulting from share transactions	(14,001,488)	(26,464,596)
Net increase (decrease) in net assets	(7,888,125)	(31,657,141)

Net assets:
Beginning of period	89,726,238	121,383,379
End of period (includes undistributed net investment income of $72,857 and $1,057,488, respectively)	$81,838,113	$89,726,238

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Core Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of eight different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically

9                         Invesco International Core Equity Fund

convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net

10                         Invesco International Core Equity Fund

investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the

11                         Invesco International Core Equity Fund

Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.75%
Next $500 million	0.65%
From $1 billion	0.55%
From $2 billion	0.45%
From $4 billion	0.40%
From $6 billion	0.375%
Over $8 billion	0.35%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective January 1, 2017, the Adviser has contractually agreed, through February 28, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.12%, 1.87%, 1.87%, 1.37%, 0.87%, 1.12%, 0.87% and 0.87%, respectively, of average daily net assets (the “expense limits”). Prior to January 1, 2017, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.33%, 2.08%, 2.08%, 1.58%, 1.08%, 1.33%, 1.08% and 1.08%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

12                         Invesco International Core Equity Fund

For the six months ended April 30, 2017, the Adviser waived advisory fees of $91,720 and reimbursed class level expenses of $55,975, $711, $13,479, $3,276, $6,530, $16,075, $8 and $72 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $3,491 in front-end sales commissions from the sale of Class A shares and $14 and $118 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

13                         Invesco International Core Equity Fund

During the six months ended April 30, 2017, there were transfers from Level 1 to Level 2 of $7,164,045 and from Level 2 to Level 1 of $11,982,429, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$1,531,737	$1,904,894	$—	$3,436,631
Brazil	2,000,397	—	—	2,000,397
Canada	2,569,134	—	—	2,569,134
China	2,066,184	—	—	2,066,184
France	2,571,178	1,614,589	—	4,185,767
Germany	6,802,523	—	—	6,802,523
Hong Kong	1,997,983	—	—	1,997,983
India	994,273	—	—	994,273
Ireland	974,366	—	—	974,366
Israel	1,204,935	—	—	1,204,935
Japan	8,905,340	7,820,746	—	16,726,086
Luxembourg	—	1,923,691	—	1,923,691
Netherlands	4,743,464	1,229,091	—	5,972,555
Norway	—	1,210,296	—	1,210,296
Singapore	—	1,710,242	—	1,710,242
South Africa	1,468,356	—	—	1,468,356
Sweden	1,460,808	—	—	1,460,808
Switzerland	6,345,244	910,542	—	7,255,786
Taiwan	—	2,308,052	—	2,308,052
United Kingdom	5,289,798	4,935,268	—	10,225,066
United States	5,395,198	—	—	5,395,198
	56,320,918	25,567,411	—	81,888,329
Forward Foreign Currency Contracts*	—	(132,597)	—	(132,597)
Total Investments	$56,320,918	$25,434,814	$—	$81,755,732

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/14/17	Barclays Bank PLC	GBP	1,785,000	USD	2,231,662	$2,319,354	$(87,692)
08/14/17	Goldman Sachs International	JPY	119,500,000	USD	1,054,657	1,077,049	(22,392)
08/14/17	JPMorgan Chase Bank, N.A.	JPY	119,500,000	USD	1,054,536	1,077,049	(22,513)
Total open forward foreign currency contracts — currency risk							$(132,597)

Currency Abbreviations:

GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– U.S. Dollar

14                         Invesco International Core Equity Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2017:

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(132,597)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(132,597)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2017.

	Financial Derivative Assets	Financial Derivative Liabilities	Net Value of Derivatives	Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts		Non-Cash	Cash	Net Amount
Barclays Bank PLC	$—	$(87,692)	$(87,692)	$—	$—	$(87,692)
Goldman Sachs International	—	(22,392)	(22,392)	—	—	(22,392)
JPMorgan Chase Bank, N.A.	—	(22,513)	(22,513)	—	—	(22,513)
Total	$—	$(132,597)	$(132,597)	$—	$—	$(132,597)

Effect of Derivative Investments for the six months ended April 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$92,631
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(132,597)
Total	$(39,966)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$4,366,427

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,690.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

15                         Invesco International Core Equity Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$11,001,492	$—	$11,001,492
Not subject to expiration	1,755,186	1,355,709	3,110,895
	$12,756,678	$1,355,709	$14,112,387

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $24,788,518 and $39,314,667, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$6,444,644
Aggregate unrealized (depreciation) of investment securities	(6,188,110)
Net unrealized appreciation of investment securities	$256,534

Cost of investments for tax purposes is $81,631,795.

16                         Invesco International Core Equity Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	349,393	$3,715,721	517,062	$5,199,765
Class B	720	7,848	4,957	48,885
Class C	97,487	1,014,824	104,256	1,028,055
Class R	28,299	303,833	95,280	976,195
Class Y	311,756	3,405,515	422,790	4,431,186
Investor Class	13,634	149,585	93,239	989,875
Class R5	—	—	14,847	153,029
Class R6	14,231	153,125	57,732	578,596

Issued as reinvestment of dividends:
Class A	51,545	543,286	39,005	392,385
Class B	387	4,112	188	1,904
Class C	6,470	66,895	2,025	19,970
Class R	2,768	29,280	1,409	14,216
Class Y	4,870	52,160	3,694	37,714
Investor Class	14,687	157,440	11,030	112,722
Class R5	5,567	58,225	4,653	45,760
Class R6	50,501	528,244	82,129	819,648

Automatic conversion of Class B shares to Class A shares:
Class A	14,594	157,052	25,974	262,597
Class B	(14,507)	(157,052)	(25,854)	(262,597)

Reacquired:
Class A	(514,263)	(5,497,837)	(946,469)	(9,634,799)
Class B	(6,661)	(71,217)	(16,158)	(163,608)
Class C	(122,203)	(1,268,825)	(229,773)	(2,268,034)
Class R	(56,487)	(606,190)	(56,428)	(566,360)
Class Y	(169,599)	(1,855,813)	(381,048)	(3,993,701)
Investor Class	(69,958)	(759,216)	(212,841)	(2,226,417)
Class R5	—	—	(12,325)	(128,491)
Class R6(b)	(1,282,420)	(14,132,483)	(2,349,931)	(22,333,091)
Net increase (decrease) in share activity	(1,269,189)	$(14,001,488)	(2,750,557)	$(26,464,596)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 22% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	On February 18, 2016, 1,920,641 Class R6 shares valued at $17,996,407 were redeemed by affiliated mutual funds.

17                         Invesco International Core Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net Investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net Investment income	Distributions from net realized gains	Total Distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/17	$10.48	$0.06	$0.84	$0.90	$(0.17)	$—	$(0.17)	$11.21	8.71%	$36,770	1.19	%(e)	1.72	%(e)	1.14	%(e)	28%
Year ended 10/31/16	10.73	0.12	(0.26)	(0.14)	(0.11)	—	(0.11)	10.48	(1.26)	35,406	1.41		1.61		1.18		37
Year ended 10/31/15	11.37	0.13	(0.17)	(0.04)	(0.10)	(0.50)	(0.60)	10.73	(0.19)	40,161	1.61		1.61		1.19		63
Year ended 10/31/14	11.45	0.15	(0.04)	0.11	(0.19)	—	(0.19)	11.37	1.04	40,132	1.59		1.59		1.34		109
Year ended 10/31/13	9.87	0.13	1.63	1.76	(0.18)	—	(0.18)	11.45	18.11	42,703	1.65		1.65		1.20		25
Year ended 10/31/12	10.02	0.18	(0.05)	0.13	(0.28)	—	(0.28)	9.87	1.40	39,044	1.59		1.59		1.86		20
Class B
Six months ended 04/30/17	10.49	0.02	0.85	0.87	(0.09)	—	(0.09)	11.27	8.33	351	1.94	(e)	2.47	(e)	0.39	(e)	28
Year ended 10/31/16	10.73	0.04	(0.26)	(0.22)	(0.02)	—	(0.02)	10.49	(2.01)	537	2.16		2.36		0.43		37
Year ended 10/31/15	11.38	0.05	(0.18)	(0.13)	(0.02)	(0.50)	(0.52)	10.73	(1.04)	945	2.36		2.36		0.44		63
Year ended 10/31/14	11.47	0.07	(0.05)	0.02	(0.11)	—	(0.11)	11.38	0.19	1,627	2.34		2.34		0.59		109
Year ended 10/31/13	9.87	0.05	1.65	1.70	(0.10)	—	(0.10)	11.47	17.35	2,488	2.40		2.40		0.45		25
Year ended 10/31/12	10.00	0.11	(0.05)	0.06	(0.19)	—	(0.19)	9.87	0.67	3,085	2.34		2.34		1.11		20
Class C
Six months ended 04/30/17	10.20	0.02	0.83	0.85	(0.09)	—	(0.09)	10.96	8.37	9,016	1.94	(e)	2.47	(e)	0.39	(e)	28
Year ended 10/31/16	10.44	0.04	(0.26)	(0.22)	(0.02)	—	(0.02)	10.20	(2.06)	8,581	2.16		2.36		0.43		37
Year ended 10/31/15	11.08	0.05	(0.17)	(0.12)	(0.02)	(0.50)	(0.52)	10.44	(0.97)	10,067	2.36		2.36		0.44		63
Year ended 10/31/14	11.16	0.07	(0.04)	0.03	(0.11)	—	(0.11)	11.08	0.29	10,837	2.34		2.34		0.59		109
Year ended 10/31/13	9.61	0.05	1.60	1.65	(0.10)	—	(0.10)	11.16	17.30	12,458	2.40		2.40		0.45		25
Year ended 10/31/12	9.74	0.11	(0.05)	0.06	(0.19)	—	(0.19)	9.61	0.69	11,896	2.34		2.34		1.11		20
Class R
Six months ended 04/30/17	10.49	0.05	0.84	0.89	(0.14)	—	(0.14)	11.24	8.62	2,050	1.44	(e)	1.97	(e)	0.89	(e)	28
Year ended 10/31/16	10.74	0.09	(0.26)	(0.17)	(0.08)	—	(0.08)	10.49	(1.54)	2,180	1.66		1.86		0.93		37
Year ended 10/31/15	11.38	0.10	(0.17)	(0.07)	(0.07)	(0.50)	(0.57)	10.74	(0.45)	1,799	1.86		1.86		0.94		63
Year ended 10/31/14	11.47	0.13	(0.06)	0.07	(0.16)	—	(0.16)	11.38	0.70	1,862	1.84		1.84		1.09		109
Year ended 10/31/13	9.88	0.10	1.65	1.75	(0.16)	—	(0.16)	11.47	17.87	2,016	1.90		1.90		0.95		25
Year ended 10/31/12	10.01	0.15	(0.03)	0.12	(0.25)	—	(0.25)	9.88	1.29	2,016	1.84		1.84		1.61		20
Class Y
Six months ended 04/30/17	10.66	0.08	0.85	0.93	(0.20)	—	(0.20)	11.39	8.84	5,342	0.94	(e)	1.47	(e)	1.39	(e)	28
Year ended 10/31/16	10.92	0.15	(0.27)	(0.12)	(0.14)	—	(0.14)	10.66	(1.06)	3,431	1.16		1.36		1.43		37
Year ended 10/31/15	11.56	0.16	(0.17)	(0.01)	(0.13)	(0.50)	(0.63)	10.92	0.05	3,017	1.36		1.36		1.44		63
Year ended 10/31/14	11.65	0.19	(0.06)	0.13	(0.22)	—	(0.22)	11.56	1.20	1,574	1.34		1.34		1.59		109
Year ended 10/31/13	10.03	0.16	1.67	1.83	(0.21)	—	(0.21)	11.65	18.53	1,284	1.40		1.40		1.45		25
Year ended 10/31/12	10.18	0.21	(0.05)	0.16	(0.31)	—	(0.31)	10.03	1.67	1,411	1.34		1.34		2.11		20
Investor Class
Six months ended 04/30/17	10.65	0.06	0.85	0.91	(0.17)	—	(0.17)	11.39	8.67	10,526	1.19	(e)	1.72	(e)	1.14	(e)	28
Year ended 10/31/16	10.90	0.12	(0.26)	(0.14)	(0.11)	—	(0.11)	10.65	(1.24)	10,280	1.41		1.61		1.18		37
Year ended 10/31/15	11.54	0.13	(0.17)	(0.04)	(0.10)	(0.50)	(0.60)	10.90	(0.19)	11,707	1.61		1.61		1.19		63
Year ended 10/31/14	11.63	0.16	(0.06)	0.10	(0.19)	—	(0.19)	11.54	0.94	12,821	1.59		1.59		1.34		109
Year ended 10/31/13	10.02	0.13	1.66	1.79	(0.18)	—	(0.18)	11.63	18.14	14,726	1.65		1.65		1.20		25
Year ended 10/31/12	10.16	0.18	(0.04)	0.14	(0.28)	—	(0.28)	10.02	1.48	14,181	1.59		1.59		1.86		20
Class R5
Six months ended 04/30/17	10.44	0.07	0.83	0.90	(0.21)	—	(0.21)	11.13	8.80	3,083	0.94	(e)	1.15	(e)	1.39	(e)	28
Year ended 10/31/16	10.71	0.16	(0.26)	(0.10)	(0.17)	—	(0.17)	10.44	(0.83)	2,832	1.03		1.04		1.56		37
Year ended 10/31/15	11.35	0.19	(0.17)	0.02	(0.16)	(0.50)	(0.66)	10.71	0.37	2,830	1.03		1.03		1.77		63
Year ended 10/31/14	11.45	0.22	(0.06)	0.16	(0.26)	—	(0.26)	11.35	1.51	3,127	1.01		1.01		1.92		109
Year ended 10/31/13	9.89	0.19	1.63	1.82	(0.26)	—	(0.26)	11.45	18.71	3,010	1.04		1.04		1.81		25
Year ended 10/31/12	10.04	0.24	(0.04)	0.20	(0.35)	—	(0.35)	9.89	2.15	7,656	0.90		0.90		2.55		20
Class R6
Six months ended 04/30/17	10.43	0.07	0.85	0.92	(0.22)	—	(0.22)	11.13	8.91	14,702	0.94	(e)	1.15	(e)	1.39	(e)	28
Year ended 10/31/16	10.71	0.16	(0.27)	(0.11)	(0.17)	—	(0.17)	10.43	(0.91)	26,480	1.02		1.03		1.57		37
Year ended 10/31/15	11.35	0.20	(0.17)	0.03	(0.17)	(0.50)	(0.67)	10.71	0.38	50,857	1.02		1.02		1.78		63
Year ended 10/31/14	11.45	0.22	(0.06)	0.16	(0.26)	—	(0.26)	11.35	1.52	56,760	1.00		1.00		1.93		109
Year ended 10/31/13	9.88	0.19	1.64	1.83	(0.26)	—	(0.26)	11.45	18.84	57,388	1.03		1.03		1.82		25
Year ended 10/31/12(f)	10.05	0.03	(0.20)	(0.17)	—	—	—	9.88	(1.69)	203,831	0.87	(g)	0.87	(g)	2.58	(g)	20

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R5 shares, which were less than $0.005 per share for the fiscal year ended October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $35,737, $454, $8,606, $2,091, $4,169, $10,263, $2,924 and $25,841 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

18                         Invesco International Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/17)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,087.10	$6.21	$1,018.84	$6.01	1.20%
B	1,000.00	1,083.30	10.07	1,015.12	9.74	1.95
C	1,000.00	1,083.70	10.07	1,015.12	9.74	1.95
R	1,000.00	1,086.20	7.50	1,017.60	7.25	1.45
Y	1,000.00	1,088.40	4.92	1,020.08	4.76	0.95
Investor Class	1,000.00	1,086.70	6.21	1,018.84	6.01	1.20
R5	1,000.00	1,088.00	4.87	1,020.13	4.71	0.94
R6	1,000.00	1,088.10	4.87	1,020.13	4.71	0.94

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective January 1, 2017, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.12%, 1.87%, 1.87%, 1.37%, 0.87%, 1.12%, 0.87% and 0.87% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.13%, 1.88%, 1.88%, 1.38%, 0.88%, 1.13%, 0.87% and 0.87% for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.85, $9.71, $9.71, $7.14, $4.56, $5.85, $4.50 and $4.50 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.66, $9.39, $9.39, $6.90, $4.41, $5.66, $4.36 and $4.36 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

19                         Invesco International Core Equity Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco International Core Equity Fund, an investment portfolio of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			223,793,482	4,222,604
	James T. Bunch			223,608,407	4,407,679
	Bruce L. Crockett			223,732,174	4,283,912
	Jack M. Fields			223,754,319	4,261,767
	Martin L. Flanagan			223,733,398	4,282,688
	Cynthia Hostetler			223,836,726	4,179,360
	Dr. Eli Jones			223,800,044	4,216,042
	Dr. Prema Mathai-Davis			223,783,907	4,232,179
	Teresa M. Ressel			223,875,345	4,140,741
	Dr. Larry Soll			223,712,012	4,304,074
	Ann Barnett Stern			223,807,006	4,209,080
	Raymond Stickel, Jr.			223,769,961	4,246,125
	Philip A. Taylor			223,765,649	4,250,437
	Robert C. Troccoli			223,795,893	4,220,193
	Christopher L. Wilson			223,789,451	4,226,635

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	163,839,392	8,368,018	3,110,262	52,698,414
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	3,482,523	383,246	209,292	822,591
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	3,575,987	278,995	220,082	882,588
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	3,509,376	344,856	220,832	822,588

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

20                         Invesco International Core Equity Fund

Explore High-Conviction Investing with Invesco

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	I-ICE-SAR-1	06092017	1321

Semiannual Report to Shareholders	April 30, 2017

Invesco International Growth Fund
Nasdaq:
A: AIIEX ∎ B: AIEBX ∎ C: AIECX ∎ R: AIERX ∎ Y: AIIYX ∎ R5: AIEVX ∎ R6: IGFRX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.91%
Class B Shares	9.51
Class C Shares	9.50
Class R Shares	9.75
Class Y Shares	10.01
Class R5 Shares	10.08
Class R6 Shares	10.15
MSCI All Country World ex-U.S. Index▼ (Broad Market Index)	10.37
Custom Invesco International Growth Index∎ (Style-Specific Index)	9.60
Lipper International Large-Cap Growth Funds Index∎ (Peer Group Index)	10.24
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI All Country World ex-U.S. Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom Invesco International Growth Index is composed of the MSCI EAFE Growth Index through February 28, 2013, and the MSCI All Country World ex-U.S. Growth Index thereafter.

    The Lipper International Large-Cap Growth Funds Index is an unmanaged index considered representative of international large-cap growth funds tracked by Lipper.

    The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country World ex-U.S. Growth Index is a market-capitalization weighted index that includes growth companies in developed and emerging markets throughout the world, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco International Growth Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges
Class A Shares
Inception (4/7/92)	7.23%
10 Years	1.92
5 Years	4.61
1 Year	1.30
Class B Shares
Inception (9/15/94)	5.98%
10 Years	1.89
5 Years	4.68
1 Year	1.42
Class C Shares
Inception (8/4/97)	4.34%
10 Years	1.74
5 Years	5.01
1 Year	5.41
Class R Shares
Inception (6/3/02)	6.77%
10 Years	2.24
5 Years	5.53
1 Year	6.93
Class Y Shares
10 Years	2.72%
5 Years	6.06
1 Year	7.45
Class R5 Shares
Inception (3/15/02)	7.50%
10 Years	2.90
5 Years	6.16
1 Year	7.55
Class R6 Shares
10 Years	2.70%
5 Years	6.21
1 Year	7.65

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (4/7/92)	7.15%
10 Years	2.19
5 Years	4.07
1 Year	-0.67
Class B Shares
Inception (9/15/94)	5.89%
10 Years	2.15
5 Years	4.12
1 Year	-0.71
Class C Shares
Inception (8/4/97)	4.23%
10 Years	2.00
5 Years	4.46
1 Year	3.32
Class R Shares
Inception (6/3/02)	6.64%
10 Years	2.51
5 Years	4.98
1 Year	4.82
Class Y Shares
10 Years	2.99%
5 Years	5.51
1 Year	5.35
Class R5 Shares
Inception (3/15/02)	7.37%
10 Years	3.16
5 Years	5.61
1 Year	5.44
Class R6 Shares
10 Years	2.96%
5 Years	5.65
1 Year	5.51

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.32%, 2.07%, 2.07%, 1.57%, 1.07%, 0.98% and 0.89%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.33%, 2.08%, 2.08%, 1.58%, 1.08%,

0.99% and 0.90%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco International Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco International Growth Fund

Schedule of Investments

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–91.76%
Australia–4.39%
Amcor Ltd.	16,139,632	$189,873,627
Brambles Ltd.	9,714,400	75,219,658
CSL Ltd.	1,117,548	110,927,890
		376,021,175

Brazil–4.25%
Banco Bradesco S.A.–ADR	8,949,067	94,412,657
BM&FBOVESPA S.A.	25,659,402	153,717,870
Cielo S.A.	15,248,640	115,809,414
		363,939,941

Canada–8.42%
Canadian National Railway Co.	1,164,090	84,137,831
Cenovus Energy Inc.	7,650,624	76,273,664
CGI Group Inc.–Class A(a)	3,883,308	187,402,359
Fairfax Financial Holdings Ltd.	203,485	93,011,493
Great-West Lifeco Inc.	2,586,002	69,558,652
PrairieSky Royalty Ltd.	3,845,315	83,798,939
Suncor Energy, Inc.	4,070,678	127,563,714
		721,746,652

China–2.51%
Baidu, Inc.–ADR(a)	414,083	74,630,179
Kweichow Moutai Co., Ltd.–Class A	2,341,875	140,468,336
		215,098,515

Denmark–2.01%
Carlsberg A/S–Class B	1,722,481	171,908,823

France–4.83%
Essilor International S.A.	548,167	71,027,223
Pernod Ricard S.A.	378,791	47,389,067
Publicis Groupe S.A.	2,368,287	170,961,691
Schneider Electric S.E.	1,577,336	124,568,928
		413,946,909

Germany–9.36%
Allianz S.E.	809,969	154,225,906
Deutsche Boerse AG	2,249,373	220,154,244
Deutsche Post AG	2,331,983	83,827,560
ProSiebenSat.1 Media S.E.	2,804,629	119,117,662
SAP S.E.	2,244,903	225,145,477
		802,470,849

Hong Kong–4.03%
CK Hutchison Holdings Ltd.	16,644,323	207,882,852
Galaxy Entertainment Group Ltd.	24,711,090	137,358,052
		345,240,904

Israel–1.69%
Teva Pharmaceutical Industries Ltd.–ADR	4,583,577	144,749,362

	Shares	Value
Italy–0.73%
Intesa Sanpaolo S.p.A.	21,465,506	$62,524,473

Japan–6.42%
FANUC Corp.	331,412	67,352,670
Japan Tobacco, Inc.	4,409,400	146,591,042
Kao Corp.	1,273,000	70,207,706
Keyence Corp.	141,600	56,971,283
Komatsu Ltd.	2,541,728	67,876,159
Yahoo! Japan Corp.	33,068,900	141,501,371
		550,500,231

Mexico–3.01%
Fomento Economico Mexicano, S.A.B. de C.V.–ADR	2,024,170	182,256,267
Grupo Televisa S.A.B.–ADR	3,098,104	75,283,927
		257,540,194

Netherlands–1.09%
Wolters Kluwer N.V.	2,205,942	93,690,343

Singapore–0.93%
United Overseas Bank Ltd.	5,110,366	79,905,415

South Korea–1.95%
NAVER Corp.	164,584	115,736,123
Samsung Electronics Co., Ltd.	26,408	51,634,021
		167,370,144

Spain–1.32%
Amadeus IT Group S.A.	2,090,762	112,734,619

Sweden–3.20%
Getinge AB–Class B	3,007,460	58,739,121
Investor AB–Class B	3,849,807	175,854,978
Telefonaktiebolaget LM Ericsson–Class B	6,107,132	39,369,491
		273,963,590

Switzerland–7.08%
Cie Financiere Richemont S.A.	1,228,449	102,653,670
Julius Baer Group Ltd.	2,652,660	138,224,633
Kuehne + Nagel International AG	51,173	7,734,706
Novartis AG	728,307	56,029,246
Roche Holding AG	601,788	157,424,668
UBS Group AG	8,477,155	144,828,536
		606,895,459

Taiwan–2.24%
Taiwan Semiconductor Manufacturing Co. Ltd.	29,926,887	191,868,962

Thailand–1.53%
Kasikornbank PCL–NVDR	24,496,900	131,018,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Growth Fund

	Shares	Value
Turkey–1.00%
Akbank T.A.S.	31,919,563	$85,474,755

United Kingdom–17.57%
Aberdeen Asset Management PLC	16,113,208	58,226,817
British American Tobacco PLC	2,744,541	185,715,051
Compass Group PLC	7,817,982	157,760,747
Informa PLC	11,824,772	98,255,246
Lloyds Banking Group PLC	114,831,962	103,151,334
Next PLC	1,839,452	102,564,827
RELX PLC	11,170,559	226,447,091
Royal Dutch Shell PLC–Class B	2,282,877	60,785,421
Sky PLC	14,999,625	192,720,942
Smith & Nephew PLC	5,196,328	85,474,607
Unilever N.V.	2,560,054	134,260,364
WPP PLC	4,705,014	100,732,731
		1,506,095,178

	Shares	Value
United States–2.20%
Broadcom Ltd.	855,479	$188,898,318
Total Common Stocks & Other Equity Interests (Cost $6,363,264,453)		7,863,603,212

Money Market Funds–8.26%
Government & Agency Portfolio– Institutional Class, 0.67%(b)	424,778,176	424,778,176
Treasury Portfolio–Institutional Class, 0.63%(b)	283,185,450	283,185,450
Total Money Market Funds (Cost $707,963,626)		707,963,626
TOTAL INVESTMENTS–100.02% (Cost $7,071,228,079)		8,571,566,838
OTHER ASSETS LESS LIABILITIES–(0.02)%		(1,771,311)
NET ASSETS–100.00%		$8,569,795,527

Investment Abbreviations:

ADR	– American Depositary Receipt
NVDR	– Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By sector, based on Net Assets as of April 30, 2017

Financials	20.6%
Information Technology	17.5
Consumer Discretionary	14.7
Consumer Staples	12.6
Industrials	12.1
Health Care	8.0
Energy	4.1
Materials	2.2
Money Market Funds Plus Other Assets Less Liabilities	8.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Growth Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $6,363,264,453)	$7,863,603,212
Investments in affiliated money market funds, at value and cost	707,963,626
Total investments, at value (Cost $7,071,228,079)	8,571,566,838
Foreign currencies, at value (Cost $2,181,475)	2,114,450
Receivable for:
Investments sold	22,875,766
Fund shares sold	11,416,114
Dividends	34,287,739
Investment for trustee deferred compensation and retirement plans	790,793
Other assets	134,283
Total assets	8,643,185,983

Liabilities:
Payable for:
Investments purchased	35,583,443
Fund shares reacquired	30,037,347
Accrued foreign taxes	2,082,216
Accrued fees to affiliates	3,268,652
Accrued trustees’ and officers’ fees and benefits	12,380
Accrued other operating expenses	1,494,366
Trustee deferred compensation and retirement plans	912,052
Total liabilities	73,390,456
Net assets applicable to shares outstanding	$8,569,795,527

Net assets consist of:
Shares of beneficial interest	$6,694,161,187
Undistributed net investment income	(20,418,367)
Undistributed net realized gain	395,434,447
Net unrealized appreciation	1,500,618,260
$8,569,795,527

Net Assets:
Class A	$2,290,596,377
Class B	$6,112,431
Class C	$151,822,290
Class R	$100,040,026
Class Y	$3,807,158,922
Class R5	$1,411,668,063
Class R6	$802,397,418

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	68,421,474
Class B	198,690
Class C	4,929,593
Class R	3,024,172
Class Y	113,437,071
Class R5	41,519,639
Class R6	23,603,366
Class A:
Net asset value per share	$33.48
Maximum offering price per share
(Net asset value of $33.48 ÷ 94.50%)	$35.43
Class B:
Net asset value and offering price per share	$30.76
Class C:
Net asset value and offering price per share	$30.80
Class R:
Net asset value and offering price per share	$33.08
Class Y:
Net asset value and offering price per share	$33.56
Class R5:
Net asset value and offering price per share	$34.00
Class R6:
Net asset value and offering price per share	$34.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Growth Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $5,583,117)	$71,164,110
Dividends from affiliated money market funds	1,698,578
Total investment income	72,862,688

Expenses:
Advisory fees	34,231,602
Administrative services fees	360,913
Custodian fees	1,320,569
Distribution fees:
Class A	2,827,076
Class B	37,103
Class C	754,008
Class R	244,765
Transfer agent fees — A, B, C, R and Y	5,227,378
Transfer agent fees — R5	688,948
Transfer agent fees — R6	14,436
Trustees’ and officers’ fees and benefits	61,467
Registration and filing fees	144,472
Reports to shareholders	962,334
Professional services fees	83,892
Other	90,449
Total expenses	47,049,412
Less: Fees waived and expense offset arrangement(s)	(322,438)
Net expenses	46,726,974
Net investment income	26,135,714

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	507,668,714
Foreign currencies	(938,869)
506,729,845
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes of $855,294)	262,976,408
Foreign currencies	720,501
263,696,909
Net realized and unrealized gain	770,426,754
Net increase in net assets resulting from operations	$796,562,468

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income	$26,135,714	$114,581,476
Net realized gain (loss)	506,729,845	(5,163,959)
Change in net unrealized appreciation (depreciation)	263,696,909	(270,616,981)
Net increase (decrease) in net assets resulting from operations	796,562,468	(161,199,464)

Distributions to shareholders from net investment income:
Class A	(27,628,111)	(32,346,647)
Class B	(35,932)	(85,158)
Class C	(670,741)	(1,030,154)
Class R	(945,190)	(1,138,924)
Class Y	(49,645,236)	(50,447,745)
Class R5	(22,279,476)	(25,939,815)
Class R6	(13,429,166)	(12,412,649)
Total distributions from net investment income	(114,633,852)	(123,401,092)

Share transactions–net:
Class A	(228,677,181)	(305,464,222)
Class B	(3,357,450)	(7,401,095)
Class C	(21,692,148)	(31,444,465)
Class R	(8,770,615)	(12,434,670)
Class Y	119,485,764	50,831,277
Class R5	(170,711,459)	(196,445,546)
Class R6	(29,951,622)	20,798,488
Net increase (decrease) in net assets resulting from share transactions	(343,674,711)	(481,560,233)
Net increase (decrease) in net assets	338,253,905	(766,160,789)

Net assets:
Beginning of period	8,231,541,622	8,997,702,411
End of period (includes undistributed net investment income of $(20,418,367) and $68,079,771, respectively)	$8,569,795,527	$8,231,541,622

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

9                         Invesco International Growth Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco International Growth Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the

11                         Invesco International Growth Fund

Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.84%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $308,960.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $230,616 in front-end sales commissions from the sale of Class A shares and $17,039, $149 and $3,890 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco International Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2017, there were transfers from Level 1 to Level 2 of $670,168,593 and from Level 2 to Level 1 of $1,976,346,418, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$376,021,175	$—	$—	$376,021,175
Brazil	363,939,941	—	—	363,939,941
Canada	721,746,652	—	—	721,746,652
China	215,098,515	—	—	215,098,515
Denmark	171,908,823	—	—	171,908,823
France	413,946,909	—	—	413,946,909
Germany	802,470,849	—	—	802,470,849
Hong Kong	207,882,852	137,358,052	—	345,240,904
Israel	144,749,362	—	—	144,749,362
Italy	62,524,473	—	—	62,524,473
Japan	425,652,789	124,847,442	—	550,500,231
Mexico	257,540,194	—	—	257,540,194
Netherlands	93,690,343	—	—	93,690,343
Singapore	—	79,905,415	—	79,905,415
South Korea	115,736,123	51,634,021	—	167,370,144
Spain	112,734,619	—	—	112,734,619
Sweden	39,369,491	234,594,099	—	273,963,590
Switzerland	606,895,459	—	—	606,895,459
Taiwan	—	191,868,962	—	191,868,962
Thailand	131,018,401	—	—	131,018,401
Turkey	85,474,755	—	—	85,474,755
United Kingdom	831,741,036	674,354,142	—	1,506,095,178
United States	188,898,318	—	—	188,898,318
Money Market Funds	707,963,626	—	—	707,963,626
Total Investments	$7,077,004,705	$1,494,562,133	$—	$8,571,566,838

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $13,478.

13                         Invesco International Growth Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2016, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$93,607,910	$—	$93,607,910
Not subject to expiration	6,499,283	—	6,499,283
	$100,107,193	$—	$100,107,193

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $726,049,458 and $1,238,691,547, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,812,236,436
Aggregate unrealized (depreciation) of investment securities	(312,076,608)
Net unrealized appreciation of investment securities	$1,500,159,828

Cost of investments for tax purposes is $7,071,407,010.

14                         Invesco International Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	8,055,769	$251,059,051	11,128,655	$342,695,024
Class B	4,864	139,773	8,817	251,527
Class C	307,252	8,891,029	590,445	16,901,541
Class R	333,918	10,220,353	835,380	25,379,580
Class Y	22,431,266	705,066,997	40,240,337	1,248,937,015
Class R5	4,718,103	149,633,337	12,384,174	390,436,257
Class R6	3,705,842	115,837,065	5,996,876	188,838,729

Issued as reinvestment of dividends:
Class A	842,333	25,758,523	1,045,328	31,840,697
Class B	1,213	34,167	3,004	84,293
Class C	21,338	602,172	35,599	1,000,348
Class R	48,409	1,479,656	37,439	1,127,653
Class Y	1,191,781	36,504,264	1,417,463	43,246,793
Class R5	616,616	19,125,632	776,191	23,984,294
Class R6	411,732	12,767,796	401,964	12,412,649

Automatic conversion of Class B shares to Class A shares:
Class A	72,513	2,290,411	179,914	5,553,920
Class B	(78,875)	(2,290,411)	(195,921)	(5,553,920)

Reacquired:
Class A	(16,182,071)	(507,785,166)	(22,130,610)	(685,553,863)
Class B	(43,302)	(1,240,979)	(76,651)	(2,182,995)
Class C	(1,084,874)	(31,185,349)	(1,732,113)	(49,346,354)
Class R	(662,386)	(20,470,624)	(1,275,152)	(38,941,903)
Class Y	(19,799,250)	(622,085,497)	(39,694,236)	(1,241,352,531)
Class R5	(10,718,499)	(339,470,428)	(19,261,866)	(610,866,097)
Class R6	(4,871,833)	(158,556,483)	(5,729,555)	(180,452,890)
Net increase (decrease) in share activity	(10,678,141)	$(343,674,711)	(15,014,518)	$(481,560,233)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco International Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/17	$30.83	$0.07	$2.95	$3.02	$(0.37)	$—	$(0.37)	$33.48	9.91%	$2,290,596	1.32	%(e)	1.33	%(e)	0.46	%(e)	9%
Year ended 10/31/16	31.91	0.36	(1.06)	(0.70)	(0.38)	—	(0.38)	30.83	(2.16)	2,332,125	1.31		1.32		1.15		12
Year ended 10/31/15	34.24	0.37	(1.13)	(0.76)	(0.46)	(1.11)	(1.57)	31.91	(2.19)	2,725,649	1.30		1.31		1.11		20
Year ended 10/31/14	33.30	0.45	0.85	1.30	(0.36)	—	(0.36)	34.24	3.98	2,810,473	1.32		1.33		1.32		18
Year ended 10/31/13	27.96	0.26	5.37	5.63	(0.29)	—	(0.29)	33.30	20.31	2,662,962	1.33		1.34		0.87		21
Year ended 10/31/12	26.43	0.26	1.59	1.85	(0.32)	—	(0.32)	27.96	7.13	2,132,503	1.37		1.38		0.99		21
Class B
Six months ended 04/30/17	28.22	(0.04)	2.70	2.66	(0.12)	—	(0.12)	30.76	9.47	6,112	2.07	(e)	2.08	(e)	(0.29	)(e)	9
Year ended 10/31/16	29.22	0.11	(0.95)	(0.84)	(0.16)	—	(0.16)	28.22	(2.89)	8,884	2.06		2.07		0.40		12
Year ended 10/31/15	31.51	0.11	(1.03)	(0.92)	(0.26)	(1.11)	(1.37)	29.22	(2.90)	16,818	2.05		2.06		0.36		20
Year ended 10/31/14	30.69	0.17	0.80	0.97	(0.15)	—	(0.15)	31.51	3.18	27,855	2.07		2.08		0.57		18
Year ended 10/31/13	25.81	0.03	4.96	4.99	(0.11)	—	(0.11)	30.69	19.41	38,858	2.08		2.09		0.12		21
Year ended 10/31/12	24.41	0.06	1.47	1.53	(0.13)	—	(0.13)	25.81	6.31	44,873	2.12		2.13		0.24		21
Class C
Six months ended 04/30/17	28.25	(0.04)	2.71	2.67	(0.12)	—	(0.12)	30.80	9.50	151,822	2.07	(e)	2.08	(e)	(0.29	)(e)	9
Year ended 10/31/16	29.25	0.11	(0.95)	(0.84)	(0.16)	—	(0.16)	28.25	(2.88)	160,642	2.06		2.07		0.40		12
Year ended 10/31/15	31.55	0.11	(1.04)	(0.93)	(0.26)	(1.11)	(1.37)	29.25	(2.93)	198,692	2.05		2.06		0.36		20
Year ended 10/31/14	30.72	0.18	0.80	0.98	(0.15)	—	(0.15)	31.55	3.21	181,679	2.07		2.08		0.57		18
Year ended 10/31/13	25.83	0.03	4.97	5.00	(0.11)	—	(0.11)	30.72	19.44	154,313	2.08		2.09		0.12		21
Year ended 10/31/12	24.43	0.06	1.47	1.53	(0.13)	—	(0.13)	25.83	6.31	133,529	2.12		2.13		0.24		21
Class R
Six months ended 04/30/17	30.41	0.03	2.93	2.96	(0.29)	—	(0.29)	33.08	9.82	100,040	1.57	(e)	1.58	(e)	0.21	(e)	9
Year ended 10/31/16	31.49	0.28	(1.05)	(0.77)	(0.31)	—	(0.31)	30.41	(2.44)	100,493	1.56		1.57		0.90		12
Year ended 10/31/15	33.83	0.28	(1.11)	(0.83)	(0.40)	(1.11)	(1.51)	31.49	(2.45)	116,738	1.55		1.56		0.86		20
Year ended 10/31/14	32.91	0.36	0.85	1.21	(0.29)	—	(0.29)	33.83	3.73	102,126	1.57		1.58		1.07		18
Year ended 10/31/13	27.64	0.19	5.31	5.50	(0.23)	—	(0.23)	32.91	20.03	104,712	1.58		1.59		0.62		21
Year ended 10/31/12	26.13	0.20	1.57	1.77	(0.26)	—	(0.26)	27.64	6.85	88,726	1.62		1.63		0.74		21
Class Y
Six months ended 04/30/17	30.96	0.11	2.95	3.06	(0.46)	—	(0.46)	33.56	10.01	3,807,159	1.07	(e)	1.08	(e)	0.71	(e)	9
Year ended 10/31/16	32.04	0.44	(1.05)	(0.61)	(0.47)	—	(0.47)	30.96	(1.89)	3,393,370	1.06		1.07		1.40		12
Year ended 10/31/15	34.37	0.45	(1.14)	(0.69)	(0.53)	(1.11)	(1.64)	32.04	(1.96)	3,449,499	1.05		1.06		1.36		20
Year ended 10/31/14	33.42	0.54	0.85	1.39	(0.44)	—	(0.44)	34.37	4.25	3,118,319	1.07		1.08		1.57		18
Year ended 10/31/13	28.05	0.34	5.37	5.71	(0.34)	—	(0.34)	33.42	20.59	2,188,960	1.08		1.09		1.12		21
Year ended 10/31/12	26.53	0.33	1.59	1.92	(0.40)	—	(0.40)	28.05	7.39	1,464,295	1.12		1.13		1.24		21
Class R5
Six months ended 04/30/17	31.37	0.12	3.00	3.12	(0.49)	—	(0.49)	34.00	10.08	1,411,668	1.00	(e)	1.01	(e)	0.78	(e)	9
Year ended 10/31/16	32.47	0.47	(1.08)	(0.61)	(0.49)	—	(0.49)	31.37	(1.85)	1,471,592	0.97		0.98		1.49		12
Year ended 10/31/15	34.80	0.48	(1.15)	(0.67)	(0.55)	(1.11)	(1.66)	32.47	(1.86)	1,721,004	0.97		0.98		1.44		20
Year ended 10/31/14	33.84	0.58	0.86	1.44	(0.48)	—	(0.48)	34.80	4.34	1,953,559	0.97		0.98		1.67		18
Year ended 10/31/13	28.39	0.38	5.44	5.82	(0.37)	—	(0.37)	33.84	20.74	1,899,117	0.97		0.98		1.23		21
Year ended 10/31/12	26.86	0.37	1.61	1.98	(0.45)	—	(0.45)	28.39	7.52	1,285,743	0.99		1.00		1.37		21
Class R6
Six months ended 04/30/17	31.38	0.14	3.00	3.14	(0.52)	—	(0.52)	34.00	10.15	802,397	0.90	(e)	0.91	(e)	0.88	(e)	9
Year ended 10/31/16	32.48	0.50	(1.08)	(0.58)	(0.52)	—	(0.52)	31.38	(1.76)	764,437	0.88		0.89		1.58		12
Year ended 10/31/15	34.80	0.51	(1.14)	(0.63)	(0.58)	(1.11)	(1.69)	32.48	(1.77)	769,302	0.89		0.90		1.52		20
Year ended 10/31/14	33.84	0.60	0.86	1.46	(0.50)	—	(0.50)	34.80	4.42	375,449	0.90		0.91		1.74		18
Year ended 10/31/13	28.38	0.40	5.45	5.85	(0.39)	—	(0.39)	33.84	20.85	299,898	0.90		0.91		1.30		21
Year ended 10/31/12(f)	28.83	0.04	(0.49)	(0.45)	—	—	—	28.38	(1.56)	226,291	0.92	(g)	0.93	(g)	1.44	(g)	21

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, which were less than $0.005 per share for the year ended October 31, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,280,404, $7,482, $152,051, $98,717, $3,508,707, $1,398,494 and $814,409 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012 for Class R6 shares.
(g)	Annualized.

16                         Invesco International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/17)	Expenses Paid During Period[2]
A	$1,000.00	$1,099.10	$6.87	$1,018.25	$6.61	1.32%
B	1,000.00	1,095.10	10.75	1,014.53	10.34	2.07
C	1,000.00	1,095.00	10.75	1,014.53	10.34	2.07
R	1,000.00	1,097.50	8.17	1,017.01	7.85	1.57
Y	1,000.00	1,100.10	5.57	1,019.49	5.36	1.07
R5	1,000.00	1,100.80	5.21	1,019.84	5.01	1.00
R6	1,000.00	1,101.50	4.69	1,020.33	4.51	0.90

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco International Growth Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco International Growth Fund, an investment portfolio of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			223,793,482	4,222,604
	James T. Bunch			223,608,407	4,407,679
	Bruce L. Crockett			223,732,174	4,283,912
	Jack M. Fields			223,754,319	4,261,767
	Martin L. Flanagan			223,733,398	4,282,688
	Cynthia Hostetler			223,836,726	4,179,360
	Dr. Eli Jones			223,800,044	4,216,042
	Dr. Prema Mathai-Davis			223,783,907	4,232,179
	Teresa M. Ressel			223,875,345	4,140,741
	Dr. Larry Soll			223,712,012	4,304,074
	Ann Barnett Stern			223,807,006	4,209,080
	Raymond Stickel, Jr.			223,769,961	4,246,125
	Philip A. Taylor			223,765,649	4,250,437
	Robert C. Troccoli			223,795,893	4,220,193
	Christopher L. Wilson			223,789,451	4,226,635

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	163,839,392	8,368,018	3,110,262	52,698,414
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	119,478,065	3,419,527	2,736,225	30,192,431
4(a)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco PowerShares Capital Management LLC	122,510,596	1,652,612	1,470,627	30,192,413
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	122,041,176	2,087,654	1,505,000	30,192,418

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

18                         Invesco International Growth Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.

The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611                     Invesco Distributors, Inc.                                                                                 IGR-SAR-1             06232017            1549

Semiannual Report to Shareholders	April 30, 2017

Invesco Select Opportunities Fund
Nasdaq:
A: IZSAX ∎ C: IZSCX ∎ R: IZSRX ∎ Y: IZSYX ∎ R5: IZSIX ∎ R6: IZFSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses
16	Proxy Results

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/16 to 4/30/17, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	15.50%

Class C Shares	15.10

Class R Shares	15.34

Class Y Shares	15.65

Class R5 Shares	15.57

Class R6 Shares	15.58

MSCI World Index▼ (Broad Market Index)	12.12

MSCI All Country World Small Cap Index▼ (Style-Specific Index) *	13.88

MSCI World Small Cap Index▼ (Former Style-Specific Index) *	14.53

Lipper Global Small/Mid-Cap Funds Classification Average∎ (Peer Group)	13.39
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

*The Fund has elected to use the MSCI All Country World Small Cap Index rather than the MSCI World Small Cap Index as its style-specific benchmark because the MSCI All Country World Small Cap Index more closely reflects the performance of the types of securities in which the Fund invests.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country World Small Cap Index captures small cap representation across 23 developed markets and 23 emerging markets countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI World Small Cap Index is an unmanaged index considered representative of small-cap stocks of global developed markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Small/Mid-Cap Funds Classification Average represents an average of all funds in the Lipper Global Small/Mid-Cap Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Use the “Product Finder” on the homepage to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Select Opportunities Fund

Average Annual Total Returns
As of 4/30/17, including maximum applicable sales charges

Class A Shares
Inception (8/3/12)	9.42%
1 Year	13.41

Class C Shares
Inception (8/3/12)	9.93%
1 Year	18.15

Class R Shares
Inception (8/3/12)	10.47%
1 Year	19.79

Class Y Shares
Inception (8/3/12)	11.02%
1 Year	20.41

Class R5 Shares
Inception (8/3/12)	11.02%
1 Year	20.32

Class R6 Shares
Inception	11.00%
1 Year	20.33

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date

Average Annual Total Returns
As of 3/31/17, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/3/12)	9.22%
1 Year	13.23

Class C Shares
Inception (8/3/12)	9.74%
1 Year	17.92

Class R Shares
Inception (8/3/12)	10.28%
1 Year	19.49

Class Y Shares
Inception (8/3/12)	10.83%
1 Year	20.14

Class R5 Shares
Inception (8/3/12)	10.83%
1 Year	20.05

Class R6 Shares
Inception	10.81%
1 Year	20.06

of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.80%, 2.55%, 2.05%, 1.55%, 1.45% and 1.45%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2018. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Select Opportunities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund and allows you to access your account. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook.

Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Select Opportunities Fund

Schedule of Investments

April 30, 2017

(Unaudited)

	Shares	Value
Common Stocks–83.27%
Brazil–4.17%
Arcos Dorados Holdings, Inc.–Class A(a)	278,175	$2,281,035

China–2.94%
Hollysys Automation Technologies Ltd.	100,421	1,610,753

France–6.08%
Ipsos	37,559	1,204,479
Vicat S.A.	29,863	2,124,519
		3,328,998

Hong Kong–2.29%
Clear Media Ltd.	1,134,000	1,253,780

Ireland–0.98%
UDG Healthcare PLC	55,665	538,567

Monaco–4.05%
GasLog Ltd.	158,307	2,216,298

Netherlands–10.13%
Aalberts Industries N.V.	24,832	984,446
Kendrion N.V.	63,535	2,268,661
SBM Offshore N.V.	139,513	2,296,089
		5,549,196

United Kingdom–8.25%
DCC PLC	5,015	463,124
DFS Furniture PLC	570,508	2,026,493
Equiniti Group PLC–REGS(b)	216,876	620,082
Howden Joinery Group PLC	234,448	1,405,932
		4,515,631

	Shares	Value
United States–44.38%
Alliance Data Systems Corp.	6,575	$1,641,317
Axalta Coating Systems Ltd.(a)	51,329	1,610,191
Booz Allen Hamilton Holding Corp.	57,390	2,062,023
CommScope Holding Co., Inc.(a)	54,902	2,308,080
Encore Capital Group, Inc.(a)	96,141	3,206,302
Global Payments Inc.	25,593	2,092,484
ION Geophysical Corp.(a)	5,474	23,539
Liberty Broadband Corp.–Class A(a)	8,276	744,261
Microsemi Corp.(a)	48,410	2,272,365
Mitel Networks Corp.(a)	225,159	1,591,609
Nuance Communications, Inc.(a)	92,950	1,662,875
Performant Financial Corp.(a)	413,526	942,839
Spirit Airlines Inc.(a)	41,099	2,353,740
TiVo Corp.	90,707	1,791,463
		24,303,088
Total Common Stocks (Cost $37,850,261)		45,597,346

Money Market Funds–13.79%
Government & Agency Portfolio–Institutional Class, 0.67%(c)	4,530,266	4,530,266
Treasury Portfolio–Institutional Class, 0.63%(c)	3,020,177	3,020,177
Total Money Market Funds (Cost $7,550,443)		7,550,443
TOTAL INVESTMENTS–97.06% (Cost $45,400,704)		53,147,789
OTHER ASSETS LESS LIABILITIES–2.94%		1,610,186
NET ASSETS–100.00%		$54,757,975

Investment Abbreviations:

REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2017 represented 1.13% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

Portfolio Composition

By sector, based on Net Assets as of April 30, 2017

Information Technology	32.2%
Industrials	15.4
Consumer Discretionary	13.7
Energy	8.3
Materials	6.8
Financials	5.9
Health Care	1.0
Money Market Funds Plus Other Assets Less Liabilities	16.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Select Opportunities Fund

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

Assets:
Investments, at value (Cost $37,850,261)	$45,597,346
Investments in affiliated money market funds, at value and cost	7,550,443
Total investments, at value (Cost $45,400,704)	53,147,789
Foreign currencies, at value (Cost $980,009)	984,169
Receivable for:
Investments sold	764,385
Fund shares sold	120,794
Dividends	95,197
Investment for trustee deferred compensation and retirement plans	13,199
Other assets	23,251
Total assets	55,148,784

Liabilities:
Payable for:
Investments purchased	262,192
Fund shares reacquired	30,444
Accrued fees to affiliates	41,164
Accrued trustees’ and officers’ fees and benefits	2,096
Accrued other operating expenses	41,553
Trustee deferred compensation and retirement plans	13,360
Total liabilities	390,809
Net assets applicable to shares outstanding	$54,757,975

Net assets consist of:
Shares of beneficial interest	$52,588,357
Undistributed net investment income (loss)	(327,483)
Undistributed net realized gain (loss)	(5,256,032)
Net unrealized appreciation	7,753,133
$54,757,975

Net Assets:
Class A	$19,929,907
Class C	$21,718,488
Class R	$338,091
Class Y	$12,742,167
Class R5	$15,237
Class R6	$14,085

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,324,267
Class C	1,491,825
Class R	22,705
Class Y	837,427
Class R5	1,001
Class R6	926
Class A:
Net asset value per share	$15.05
Maximum offering price per share
(Net asset value of $15.05 ÷ 94.50%)	$15.93
Class C:
Net asset value and offering price per share	$14.56
Class R:
Net asset value and offering price per share	$14.89
Class Y:
Net asset value and offering price per share	$15.22
Class R5:
Net asset value and offering price per share	$15.22
Class R6:
Net asset value and offering price per share	$15.21

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Select Opportunities Fund

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $18,716)	$264,733
Dividends from affiliated money market funds	14,309
Total investment income	279,042

Expenses:
Advisory fees	199,735
Administrative services fees	24,795
Custodian fees	5,086
Distribution fees:
Class A	25,419
Class C	100,857
Class R	790
Transfer agent fees — A, C, R and Y	52,814
Transfer agent fees — R5	6
Transfer agent fees — R6	6
Trustees’ and officers’ fees and benefits	8,617
Registration and filing fees	39,631
Reports to shareholders	11,845
Professional services fees	26,396
Other	3,740
Total expenses	499,737
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(144,455)
Net expenses	355,282
Net investment income (loss)	(76,240)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	1,411,923
Foreign currencies	(23,328)
1,388,595
Change in net unrealized appreciation of:
Investment securities	5,756,636
Foreign currencies	27,551
5,784,187
Net realized and unrealized gain	7,172,782
Net increase in net assets resulting from operations	$7,096,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Select Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	April 30, 2017	October 31, 2016
Operations:
Net investment income (loss)	$(76,240)	$(251,976)
Net realized gain (loss)	1,388,595	(6,759,007)
Change in net unrealized appreciation	5,784,187	8,020,895
Net increase in net assets resulting from operations	7,096,542	1,009,912

Distributions to shareholders from net realized gains:
Class A	—	(468,624)
Class C	—	(370,526)
Class R	—	(6,471)
Class Y	—	(334,495)
Class R5	—	(309)
Class R6	—	(285)
Total distributions from net realized gains	—	(1,180,710)

Share transactions–net:
Class A	(2,241,901)	(542,970)
Class C	29,220	4,337,806
Class R	10,898	1,665
Class Y	4,058,370	(17,733,286)
Net increase (decrease) in net assets resulting from share transactions	1,856,587	(13,936,785)
Net increase (decrease) in net assets	8,953,129	(14,107,583)

Net assets:
Beginning of period	45,804,846	59,912,429
End of period (includes undistributed net investment income (loss) of $(327,483) and $(251,243), respectively)	$54,757,975	$45,804,846

Notes to Financial Statements

April 30, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Select Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net

8                         Invesco Select Opportunities Fund

asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

9                         Invesco Select Opportunities Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10                         Invesco Select Opportunities Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended April 30, 2017, the effective advisory fees incurred by the Fund was 0.80%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective January 1, 2017, the Adviser has contractually agreed, through February 28, 2018, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively, of average daily net assets (the “expense limits”). Prior to January 1, 2017, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.51%, 2.26%, 1.76%, 1.26%, 1.26% and 1.26%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2017, the Adviser waived advisory fees of $91,629 and reimbursed class level expenses of $21,331, $21,160, $331, $9,529, $6 and $6 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2017, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2017, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2017, IDI advised the Fund that IDI retained $12,070 in front-end sales commissions from the sale of Class A shares and $1,441 from Class C shares, for CDSC imposed upon redemptions by shareholders.

11                         Invesco Select Opportunities Fund

For the six months ended April 30, 2017, the Fund incurred $55 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser for portfolio transactions on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2017, there were transfers from Level 1 to Level 2 of $2,296,089 and from Level 2 to Level 1 of $2,407,623, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$2,281,035	$—	$—	$2,281,035
China	1,610,753	—	—	1,610,753
France	3,328,998	—	—	3,328,998
Hong Kong	1,253,780	—	—	1,253,780
Ireland	538,567	—	—	538,567
Monaco	2,216,298	—	—	2,216,298
Netherlands	2,268,661	3,280,535	—	5,549,196
United Kingdom	4,515,631	—	—	4,515,631
United States	24,303,088	—	—	24,303,088
Money Market Funds	7,550,443	—	—	7,550,443
Total Investments	$49,867,254	$3,280,535	$—	$53,147,789

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2017, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $463.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

12                         Invesco Select Opportunities Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2016, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$3,115,441	$3,437,301	$6,552,742

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2017 was $7,396,732 and $7,037,141, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$10,150,803
Aggregate unrealized (depreciation) of investment securities	(2,495,603)
Net unrealized appreciation of investment securities	$7,655,200

Cost of investments for tax purposes is $45,492,589.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2017(a)		Year ended October 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Class A	194,725	$2,737,963	521,992	$6,417,447
Class C	76,605	1,056,059	532,036	6,324,954
Class R	1,946	27,244	1,453	17,466
Class Y	374,483	5,402,400	236,208	3,037,722

Issued as reinvestment of dividends:
Class A	—	—	37,862	455,480
Class C	—	—	30,841	362,696
Class R	—	—	516	6,163
Class Y	—	—	18,615	225,615

Reacquired:
Class A	(350,477)	(4,979,864)	(601,645)	(7,415,897)
Class C	(75,141)	(1,026,839)	(194,190)	(2,349,844)
Class R	(1,162)	(16,346)	(1,726)	(21,964)
Class Y	(95,569)	(1,344,030)	(1,663,103)	(20,996,623)
Net increase (decrease) in share activity	125,410	$1,856,587	(1,081,141)	$(13,936,785)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13                         Invesco Select Opportunities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net assetvalue, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/17	$13.03	$(0.00)	$2.02	$2.02	$—	$—	$—	$15.05	15.50%	$19,930	1.16	%(e)	1.74	%(e)	(0.04	)%(e)	16%
Year ended 10/31/16	12.96	(0.04)	0.42	0.38	—	(0.31)	(0.31)	13.03	3.12	19,288	1.49		1.78		(0.32)		26
Year ended 10/31/15	14.55	(0.06)	(1.25)	(1.31)	—	(0.28)	(0.28)	12.96	(9.07)	19,719	1.48		1.71		(0.40)		18
Year ended 10/31/14	13.70	0.02	1.02	1.04	(0.07)	(0.12)	(0.19)	14.55	7.64	21,652	1.47		2.24		0.11		13
Year ended 10/31/13	10.63	0.11 (d)	3.13	3.24	(0.08)	(0.09)	(0.17)	13.70	30.84	5,019	1.47		6.17		0.84	(d)	10
Year ended 10/31/12(f)	10.00	(0.00)	0.63	0.63	—	—	—	10.63	6.30	1,186	1.48	(g)	15.54	(g)	(0.07	)(g)	7
Class C
Six months ended 04/30/17	12.65	(0.05)	1.96	1.91	—	—	—	14.56	15.10	21,718	1.91	(e)	2.49	(e)	(0.79	)(e)	16
Year ended 10/31/16	12.68	(0.13)	0.41	0.28	—	(0.31)	(0.31)	12.65	2.38	18,859	2.24		2.53		(1.07)		26
Year ended 10/31/15	14.35	(0.16)	(1.23)	(1.39)	—	(0.28)	(0.28)	12.68	(9.77)	14,226	2.23		2.46		(1.15)		18
Year ended 10/31/14	13.59	(0.10)	1.02	0.92	(0.04)	(0.12)	(0.16)	14.35	6.83	4,331	2.22		2.99		(0.64)		13
Year ended 10/31/13	10.62	0.01 (d)	3.12	3.13	(0.07)	(0.09)	(0.16)	13.59	29.87	527	2.22		6.92		0.09	(d)	10
Year ended 10/31/12(f)	10.00	(0.02)	0.64	0.62	—	—	—	10.62	6.20	90	2.23	(g)	16.29	(g)	(0.82	)(g)	7
Class R
Six months ended 04/30/17	12.91	(0.02)	2.00	1.98	—	—	—	14.89	15.34	338	1.41	(e)	1.99	(e)	(0.29	)(e)	16
Year ended 10/31/16	12.87	(0.07)	0.42	0.35	—	(0.31)	(0.31)	12.91	2.90	283	1.74		2.03		(0.57)		26
Year ended 10/31/15	14.49	(0.09)	(1.25)	(1.34)	—	(0.28)	(0.28)	12.87	(9.32)	279	1.73		1.96		(0.65)		18
Year ended 10/31/14	13.66	(0.02)	1.02	1.00	(0.05)	(0.12)	(0.17)	14.49	7.44	124	1.72		2.49		(0.14)		13
Year ended 10/31/13	10.63	0.07 (d)	3.12	3.19	(0.07)	(0.09)	(0.16)	13.66	30.44	68	1.72		6.42		0.59	(d)	10
Year ended 10/31/12(f)	10.00	(0.01)	0.64	0.63	—	—	—	10.63	6.30	11	1.73	(g)	15.79	(g)	(0.32	)(g)	7
Class Y
Six months ended 04/30/17	13.16	0.01	2.05	2.06	—	—	—	15.22	15.65	12,742	0.91	(e)	1.49	(e)	0.21	(e)	16
Year ended 10/31/16	13.05	(0.01)	0.43	0.42	—	(0.31)	(0.31)	13.16	3.41	7,350	1.24		1.53		(0.07)		26
Year ended 10/31/15	14.61	(0.02)	(1.26)	(1.28)	—	(0.28)	(0.28)	13.05	(8.82)	25,663	1.23		1.46		(0.15)		18
Year ended 10/31/14	13.74	0.05	1.02	1.07	(0.08)	(0.12)	(0.20)	14.61	7.88	22,869	1.22		1.99		0.36		13
Year ended 10/31/13	10.64	0.14 (d)	3.13	3.27	(0.08)	(0.09)	(0.17)	13.74	31.11	3,610	1.22		5.92		1.09	(d)	10
Year ended 10/31/12(f)	10.00	0.00	0.64	0.64	—	—	—	10.64	6.40	1,049	1.23	(g)	15.29	(g)	0.18	(g)	7
Class R5
Six months ended 04/30/17	13.17	0.01	2.04	2.05	—	—	—	15.22	15.57	15	0.91	(e)	1.37	(e)	0.21	(e)	16
Year ended 10/31/16	13.05	(0.01)	0.44	0.43	—	(0.31)	(0.31)	13.17	3.49	13	1.24		1.43		(0.07)		26
Year ended 10/31/15	14.62	(0.02)	(1.27)	(1.29)	—	(0.28)	(0.28)	13.05	(8.89)	13	1.23		1.32		(0.15)		18
Year ended 10/31/14	13.74	0.05	1.03	1.08	(0.08)	(0.12)	(0.20)	14.62	7.96	15	1.22		1.87		0.36		13
Year ended 10/31/13	10.64	0.14 (d)	3.13	3.27	(0.08)	(0.09)	(0.17)	13.74	31.12	46	1.22		5.90		1.09	(d)	10
Year ended 10/31/12(f)	10.00	0.00	0.64	0.64	—	—	—	10.64	6.40	11	1.23	(g)	15.35	(g)	0.18	(g)	7
Class R6
Six months ended 04/30/17	13.16	0.01	2.04	2.05	—	—	—	15.21	15.58	14	0.91	(e)	1.37		0.21	(e)	16
Year ended 10/31/16	13.05	(0.01)	0.43	0.42	—	(0.31)	(0.31)	13.16	3.41	12	1.24		1.43		(0.07)		26
Year ended 10/31/15	14.61	(0.02)	(1.26)	(1.28)	—	(0.28)	(0.28)	13.05	(8.82)	12	1.23		1.32		(0.15)		18
Year ended 10/31/14	13.73	0.05	1.03	1.08	(0.08)	(0.12)	(0.20)	14.61	7.96	14	1.22		1.83		0.36		13
Year ended 10/31/13	10.64	0.13 (d)	3.13	3.26	(0.08)	(0.09)	(0.17)	13.73	31.02	13	1.22		5.89		1.09	(d)	10
Year ended 10/31/12(f)	10.80	0.00	(0.16)	(0.16)	—	—	—	10.64	(1.48)	10	1.23	(g)	11.37	(g)	0.18	(g)	7

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.04) and (0.37)%, $(0.14) and (1.12)%, $(0.08) and (0.62)%, $(0.01) and (0.12)%, $(0.01) and (0.12)%, $(0.02) and (0.12)%, for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $20,503, $20,339, $319, $9,160, $14, and $13 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of August 3, 2012 for Class A, Class C, Class R, Class Y and Class R5 shares and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.

14                         Invesco Select Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/17)[1]	Expenses Paid During Period[2,3]	Ending Account Value (04/30/17)	Expenses Paid During Period[2,4]
A	$1,000.00	$1,155.00	$6.20	$1,019.04	$5.81	1.16%
C	1,000.00	1,151.00	10.19	1,015.32	9.54	1.91
R	1,000.00	1,153.40	7.53	1,017.80	7.05	1.41
Y	1,000.00	1,156.50	4.87	1,020.28	4.56	0.91
R5	1,000.00	1,155.70	4.86	1,020.28	4.56	0.91
R6	1,000.00	1,155.80	4.86	1,020.28	4.56	0.91

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2016 through April 30, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective January 1, 2017, the Fund’s Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.45, $9.44, $6.78, $4.12, $4.12 and $4.12 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.11, $8.85, $6.36, $3.86, $3.86 and $3.86 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

15                         Invesco Select Opportunities Fund

Proxy Results

A Special Joint Meeting (“Meeting”) of Shareholders of Invesco Select Opportunities Fund, an investment portfolio of AIM International Mutual Funds (Invesco International Mutual Funds), a Delaware statutory trust (“Trust”), was held on March 9, 2017. The Meeting was held for the following purposes:

(1)	Elect 15 trustees to the Board, each of whom will serve until his or her successor is elected and qualified.

(2)	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions.

The results of the voting on the above matters were as follows:

	Matters			Votes For	Votes Withheld
(1)*	David C. Arch			223,793,482	4,222,604
	James T. Bunch			223,608,407	4,407,679
	Bruce L. Crockett			223,732,174	4,283,912
	Jack M. Fields			223,754,319	4,261,767
	Martin L. Flanagan			223,733,398	4,282,688
	Cynthia Hostetler			223,836,726	4,179,360
	Dr. Eli Jones			223,800,044	4,216,042
	Dr. Prema Mathai-Davis			223,783,907	4,232,179
	Teresa M. Ressel			223,875,345	4,140,741
	Dr. Larry Soll			223,712,012	4,304,074
	Ann Barnett Stern			223,807,006	4,209,080
	Raymond Stickel, Jr.			223,769,961	4,246,125
	Philip A. Taylor			223,765,649	4,250,437
	Robert C. Troccoli			223,795,893	4,220,193
	Christopher L. Wilson			223,789,451	4,226,635

		Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(2)*	Approve an amendment to the Trust’s Agreement and Declaration of Trust that would permit fund mergers and other significant transactions upon the Board’s approval but without shareholder approval of such transactions	163,839,392	8,368,018	3,110,262	52,698,414
The Meeting was adjourned until April 11, 2017, with respect to the following proposals:

(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities.

4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited.

Invesco Select Opportunities Fund did not receive sufficient shareholder votes to pass Proposals 3 and 4(b).

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(3)	Approve changing the fundamental investment restriction regarding the purchase or sale of physical commodities	1,423,000	99,898	75,346	1,224,141
4(b)	Approve an amendment to the current Master Intergroup Sub-Advisory Contract to add Invesco Asset Management (India) Private Limited	1,441,466	89,394	67,384	1,224,141

*	Each of proposal 1 and 2 required approval by a combined vote of all of the portfolios of AIM International Mutual Funds (Invesco International Mutual Funds).

16                         Invesco Select Opportunities Fund

Explore High-Conviction Investing with Invesco

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611                      Invesco Distributors, Inc.                                               SOPP-SAR-1                06092017                                   0913

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 7, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 7, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 7, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.